UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2676

Fidelity School Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2011

Item 1. Reports to Stockholders

Fidelity®

Intermediate Municipal Income

Fund

Semiannual Report

June 30, 2011

(2_fidelity_logos)

(Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(The chairman's photo appears here.)

Dear Shareholder:

Despite bouts of short-term volatility, U.S. equities gained ground in the first half of 2011, buoyed by solid corporate earnings and modest improvement in employment. A strong start had the market up more than 100% off its March 2009 low, but investors were unnerved by this past March's natural disaster in Japan, while weaker economic data and new concern about Greek debt hurt performance during May and June. The longer-term outlook remains clouded by the impact of inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Class A	.69%
Actual		$ 1,000.00	$ 1,031.90	$ 3.48
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.46
Class T	.68%
Actual		$ 1,000.00	$ 1,030.90	$ 3.42
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.41
Class B	1.33%
Actual		$ 1,000.00	$ 1,028.60	$ 6.69
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.66
Class C	1.47%
Actual		$ 1,000.00	$ 1,026.90	$ 7.39
HypotheticalA		$ 1,000.00	$ 1,017.50	$ 7.35
Intermediate Municipal Income	.41%
Actual		$ 1,000.00	$ 1,032.30	$ 2.07
HypotheticalA		$ 1,000.00	$ 1,022.76	$ 2.06
Institutional Class	.44%
Actual		$ 1,000.00	$ 1,032.10	$ 2.22
HypotheticalA		$ 1,000.00	$ 1,022.61	$ 2.21

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
New York	15.9	14.6
California	14.1	14.3
Illinois	11.1	10.8
Texas	9.0	11.0
Florida	8.1	8.1
Top Five Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.8	34.9
Health Care	15.1	15.0
Special Tax	12.3	12.0
Electric Utilities	12.0	11.4
Transportation	7.2	7.3
Weighted Average Maturity as of June 30, 2011
		6 months ago
Years	5.4	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes.Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2011
6 months ago
Years	5.3	5.4

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2011	As of December 31, 2010
AAA 9.8%	AAA 10.1%
AA,A 78.5%	AA,A 79.0%
BBB 6.9%	BBB 6.9%
BB and Below 0.3%	BB and Below 0.3%
Not Rated 2.1%	Not Rated 2.0%
Short-Term Investments and Net Other Assets 2.4%	Short-Term Investments and Net Other Assetss 1.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.3%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. (Ascension Health Subordinate Cr. Group Proj.):
Series 2005 A1, 5% 6/1/12	$ 2,000	$ 2,078
Series 2005 A2, 5% 6/1/12	1,500	1,559
Health Care Auth. for Baptist Health Bonds Series 2009 A, 6.125%, tender 5/15/12 (c)	6,000	6,141
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	1,889
5.5% 1/1/22	2,300	2,014
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	5,000	5,133
		18,814
Arizona - 2.1%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,839
5% 10/1/17 (FSA Insured)	10,000	11,172
5% 10/1/18 (FSA Insured)	2,500	2,777
5.25% 10/1/20 (FSA Insured)	6,695	7,366
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/12	1,200	1,227
Series 2008 D:
5.5% 1/1/38	6,300	6,382
6% 1/1/27	1,400	1,500
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	16,088
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,464
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32	1,360	1,147
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	6,700	7,363
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5.25% 7/1/11 (d)	2,250	2,250
5.5% 7/1/12 (d)	2,450	2,555
5.5% 7/1/13 (d)	1,005	1,083
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,222
Series 2011 C, 5% 7/1/21	1,000	1,153
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,090	$ 1,132
Series 2009 A:
5% 7/1/14	1,500	1,670
5% 7/1/18	7,665	8,908
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/11	1,175	1,175
		86,473
California - 14.1%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,748
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,403
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series AI:
5% 12/1/20 (b)	5,000	5,667
5% 12/1/25 (b)	2,195	2,452
5% 12/1/29 (b)	4,865	5,300
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.25% 5/1/12	4,000	4,162
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 101) (e)	2,600	2,739
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (c)	6,840	7,658
Series 2004 A:
5% 7/1/15	4,775	5,318
5.25% 7/1/12	1,210	1,267
5.25% 7/1/14	9,400	10,593
Series 2009 A:
5% 7/1/15	8,990	10,012
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (e)	6,210	7,017
5.25% 7/1/13 (Escrowed to Maturity) (e)	5,000	5,486
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,783
5.25% 7/1/14	10,245	11,545
5.25% 7/1/14 (Escrowed to Maturity) (e)	2,995	3,407
Series A, 5% 7/1/18	4,510	5,270
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	85
5% 10/1/13	1,550	1,683
5% 3/1/15	2,415	2,705
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 8/1/16	$ 6,070	$ 6,940
5% 3/1/19	1,470	1,634
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,973
5% 3/1/26	2,200	2,256
5% 6/1/27 (AMBAC Insured)	1,800	1,844
5.125% 11/1/24	1,900	1,965
5.25% 3/1/12	2,210	2,277
5.25% 2/1/15	5,000	5,383
5.25% 2/1/16	8,500	9,095
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,605	1,632
5.25% 2/1/28	3,400	3,473
5.25% 12/1/33	110	111
5.25% 4/1/34	30	30
5.5% 4/1/13	1,400	1,509
5.5% 4/1/13 (AMBAC Insured)	1,000	1,078
5.5% 8/1/29	13,900	14,570
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (e)	1,285	1,457
5.5% 8/1/30	10,000	10,367
5.5% 11/1/33	21,355	21,566
6% 3/1/33	12,375	13,425
6% 4/1/38	7,500	7,961
6% 11/1/39	35,800	38,109
6.5% 4/1/33	150	166
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	3,800	3,940
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,586
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	3,000	3,249
Series 2009 D, 5%, tender 7/1/14 (c)	4,100	4,446
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	5,900	6,394
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100) (e)	100	131
6.5% 10/1/38	5,300	5,818
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	8,836	6,213
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(d)	$ 3,400	$ 3,583
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,259
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (FGIC Insured)	3,405	3,726
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	6,080
(Various Cap. Projs.) Series 2009 G1, 5.25% 10/1/17	15,275	17,179
Series 2005 K, 5% 11/1/16	7,195	7,881
Series 2006 F, 5% 11/1/14 (FGIC Insured)	5,000	5,483
Series 2009 G1, 5.75% 10/1/30	2,100	2,134
Series 2009 I, 6.125% 11/1/29	1,300	1,374
Series 2010 A, 5.75% 3/1/30	4,100	4,169
California State Univ. Rev.:
Series 2009 A:
5.75% 11/1/25	5,000	5,428
5.75% 11/1/28	5,000	5,300
5% 11/1/14 (FSA Insured)	1,000	1,123
California Statewide Cmntys. Dev. Auth. Rev. (State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	1,000	1,057
5% 6/15/13	8,665	9,321
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	667
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,290	2,384
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,770	7,750
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,013
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,460
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,522
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.: - continued
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,002
5.75% 1/15/40	1,600	1,395
5.875% 1/15/27	1,000	966
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (e)	2,000	2,233
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	3,000	3,278
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,442
Series 2010 C, 5.25% 8/1/39	3,700	3,832
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,470
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 B, 5% 7/1/18	12,735	14,782
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,558
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2011 A, 5% 7/1/20	20,505	23,697
Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,569
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.) 5% 1/1/12 (FSA Insured) (d)	1,835	1,862
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	14,900	16,165
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,283
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	3,600	3,830
North City West School Facilities Fing. Auth. Spl. Tax Series 2006 C, 5% 9/1/12 (AMBAC Insured)	2,140	2,204
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,340
5% 7/1/20	2,000	2,230
5% 7/1/21	1,500	1,651
5% 7/1/22	2,250	2,446
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	$ 1,485	$ 1,572
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,508
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,420	3,596
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	4,985	4,581
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	795
5.25% 7/1/21	700	793
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005, 5% 7/1/19 (AMBAC Insured)	2,195	2,265
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,000	5,483
6.5% 8/1/27	3,500	4,002
6.5% 8/1/28	2,750	3,132
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	8,889
5.25% 8/1/26	2,200	2,162
5.5% 8/1/20	2,000	2,130
Series 2009 B, 5% 8/1/18	7,355	7,818
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/21	3,240	3,642
5% 5/15/22	2,000	2,231
Series 2009 B, 5% 5/15/12	500	519
San Diego Unified School District Series C:
0% 7/1/46	20,405	2,021
0% 7/1/47	13,000	1,205
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,395	1,436
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,371
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,620	3,533
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	4,972
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,900	$ 1,249
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	1,700	1,731
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	10,920
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	846
Univ. of California Revs.:
Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,334
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,880	7,769
Series 2009 O, 5.25% 5/15/39	1,900	1,938
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	4,580
		586,054
Colorado - 1.1%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (e)	5,000	4,976
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,073
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,432
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (e)	11,100	7,458
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,184
5% 11/15/12 (Escrowed to Maturity) (e)	120	128
5% 11/15/14	1,105	1,226
5% 11/15/14 (Escrowed to Maturity) (e)	60	68
Series 2006 F:
5% 11/15/13	395	430
5% 11/15/13 (Escrowed to Maturity) (e)	890	983
5% 11/15/14	420	466
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 F:
5% 11/15/14 (Escrowed to Maturity) (e)	$ 935	$ 1,065
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,100
(Volunteers of America Care Proj.) Series 2007 A:
5% 7/1/11	645	645
5% 7/1/12	675	675
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (c)	5,800	6,357
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	6,020	6,132
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,416
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100) (e)	1,000	1,168
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100) (e)	1,000	1,168
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,112
Series 2010 A:
0% 9/1/35	2,000	346
0% 9/1/37	3,000	437
0% 9/1/38	3,760	507
		44,552
Connecticut - 0.6%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1:
5% 2/1/14	10,000	10,996
5% 2/1/15	10,000	11,294
Hartford Gen. Oblig. Series A:
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,020	1,067
5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,233
		25,590
District Of Columbia - 0.6%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,075
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,400	$ 3,362
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 4% 8/15/11 (FSA Insured)	1,050	1,053
Series A, 5% 6/1/40	6,700	6,172
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A:
5% 4/1/12	2,550	2,616
5% 4/1/14	2,000	2,154
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,264
		25,696
Florida - 7.8%
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,055
Series 2007 A, 5% 7/1/16 (FGIC Insured)	2,180	2,404
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,464
Series 2011 A1, 5% 6/1/18 (b)	2,000	2,091
5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,109
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,497
Clearwater Wtr. and Swr. Rev. Series 2009 B:
5% 12/1/11	2,695	2,746
5% 12/1/12	3,880	4,121
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,852
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,285
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 D, 5% 6/1/21	2,780	3,163
Series A, 5.5% 6/1/38	1,800	1,919
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,928
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,826
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,660
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	$ 2,800	$ 2,808
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (e)	6,500	6,695
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (e)	5,000	5,593
Series 2005 I:
5% 11/15/17	2,600	2,946
5% 11/15/18	2,000	2,255
Series 2008 B, 6% 11/15/37	12,000	12,429
Series B:
5% 11/15/17	1,050	1,148
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100) (e)	150	174
Series G:
5% 11/15/12	965	1,018
5% 11/15/12 (Escrowed to Maturity) (e)	35	37
5% 11/15/13	1,545	1,681
5% 11/15/13 (Escrowed to Maturity) (e)	55	61
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (c)	8,750	9,055
Series 2008 A, 6.1%, tender 11/14/13 (c)	9,000	10,019
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,878
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101) (e)	3,600	4,975
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100) (e)	1,940	2,389
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	2,000	2,056
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,096
5% 9/1/22	2,270	2,532
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,577
5% 10/1/14	7,000	7,704
Jacksonville Sales Tax Rev. Series 2008, 4% 10/1/11	2,105	2,122
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2011, 2% 10/1/12 (b)	$ 2,300	$ 2,338
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,067
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) Series 2006:
5% 11/15/12	1,340	1,392
5% 11/15/14	2,485	2,649
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,655	3,776
5.25% 6/1/24	3,800	3,920
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	4,607
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	9,986
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	4,140	4,265
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,320
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	7,932
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,500	2,613
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	7,382
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,932
5% 8/1/15 (AMBAC Insured)	5,990	6,530
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,304
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	7,531
5.75% 10/1/43	1,850	1,815
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	4,757
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (e)	3,260	3,509
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev.: - continued
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,000	$ 5,647
Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,924
5% 11/1/14 (FSA Insured)	1,825	1,957
Orange County School Board Ctfs. of Prtn. Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,145
Orlando Utils. Commission Util. Sys. Rev. Series 2011 B:
5% 10/1/19 (b)	1,500	1,742
5% 10/1/20 (b)	3,500	4,061
Palm Beach County School Board Ctfs. of Prtn. Series 2002 D, 5.25% 8/1/14 (FSA Insured)	3,535	3,688
Palm Beach County Solid Waste Auth. Rev. Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	17,391
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (c)	5,200	5,583
Reedy Creek Impt. District Utils. Rev. Series 2003-2, 5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,125	15,859
Saint Lucie County School Board Ctfs. of Prtn. Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,498
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,062
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,637
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,648
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,679
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (d)	5,965	6,504
5% 10/1/18 (FSA Insured) (d)	10,515	11,320
5% 10/1/19 (FSA Insured) (d)	5,965	6,294
		323,632
Georgia - 3.3%
Atlanta Arpt. Rev.:
Series 2004 A, 5.375% 1/1/12 (FSA Insured) (d)	4,000	4,086
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Arpt. Rev.: - continued
Series 2004 F, 5.25% 1/1/13 (FSA Insured) (d)	$ 1,200	$ 1,270
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (c)	8,400	8,552
Series 2008, 0.8%, tender 6/21/12 (c)	15,145	15,149
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2008 D, 6.75%, tender 4/1/12 (c)	11,300	11,723
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	7,015	5,006
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,332
5% 11/1/18	6,000	6,617
5% 11/1/19	3,000	3,281
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2005 V:
6.6% 1/1/18 (e)	35	41
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,801
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	12,365	12,893
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A:
5% 9/15/12	565	580
5% 9/15/14	715	743
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	11,600	11,774
Muni. Elec. Auth. of Georgia:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,554
5.25% 1/1/20	1,625	1,842
Series 2008 D, 5.75% 1/1/19	11,500	13,338
Series 2009 B, 5% 1/1/16	2,500	2,816
Series 2011 A, 5% 1/1/21	9,000	9,990
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/12	1,350	1,416
5% 10/1/13	1,450	1,536
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	10,613
		136,953
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (d)	$ 4,995	$ 5,466
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,276
		9,742
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	2,877
6.75% 11/1/37	2,600	2,789
		5,666
Illinois - 11.1%
Adams County School District #172 Series 2002 B, 5.5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,575	2,628
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	1,005
Series 1999 A:
0% 12/1/11 (FGIC Insured)	4,600	4,574
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	833
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,834
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,331
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,428
Series 2010 F, 5% 12/1/31	20,000	19,305
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,521
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	775	775
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	371
Series 2004 A:
5.25% 1/1/29 (FSA Insured)	190	191
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (e)	910	1,013
Series 2006 A, 5% 1/1/23	10,975	11,107
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (e)	4,155	4,310
Chicago Midway Arpt. Rev. Series 1996 B, 6.125% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,740	2,748
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,036
Series 2010 D:
5.25% 1/1/18 (d)	750	808
5.25% 1/1/19 (d)	5,125	5,471
Series 2011 B, 5% 1/1/20	4,430	4,806
Series 2011 C, 6.5% 1/1/41	14,300	15,667
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,123
Chicago Park District Gen. Oblig.:
Series 2003 A, 5.25% 1/1/21	1,765	1,857
Series 2010 C:
5% 1/1/22	3,155	3,465
5% 1/1/23	3,400	3,700
5% 1/1/24	2,000	2,150
5.25% 1/1/37	3,385	3,446
5.25% 1/1/40	1,575	1,598
Series A, 5.5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	370	371
Chicago Sales Tax Rev. Series 1998:
5.5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,252
5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,732
Chicago Spl. Trans. Rev. Series 2001, 5.5% 1/1/12 (Escrowed to Maturity) (e)	1,470	1,490
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/19	4,450	4,564
Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,725
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A, 5% 6/1/12	3,645	3,752
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	6,231
Series 2008, 5.25% 11/1/33	5,200	5,256
Cook County Cmnty. Consolidated School District #21, Wheeling Series 2001, 0% 12/1/13 (Escrowed to Maturity) (e)	2,500	2,448
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,119
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.: - continued
Series 2004 B:
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 600	$ 609
Series 2009 D, 5% 11/15/17	3,250	3,570
Series 2010 A, 5.25% 11/15/24	17,925	18,956
Cook County High School District #201 J. Sterling Morton Tpk. Series 2000, 0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,275	4,243
Cook County Thorton Township High School District #205 Series 2008:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,000	1,016
5% 12/1/12 (Assured Guaranty Corp. Insured)	2,735	2,875
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,904
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,288
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 5/1/13 (c)(d)	6,320	6,479
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24	3,255	3,410
Series A, 5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Escrowed to Maturity) (e)	475	519
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	525	566
Hodgkins Tax Increment Rev. Series 2005, 5% 1/1/12	1,095	1,106
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,301
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (e)	28,900	18,357
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,684
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	1,400	1,478
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,700
5.25% 10/1/14	2,290	2,430
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	2,792
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	5,000	4,714
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	$ 1,030	$ 1,085
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,243
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	3,000
(Memorial Health Sys. Proj.) Series 2009, 5.25% 4/1/20	1,650	1,737
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	6,605
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,019
5% 5/15/19	3,940	4,171
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,216
6.25% 5/1/21	6,395	6,897
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	785	816
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,175
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,415
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	4,849
Bonds (Advocate Health Care Proj.) Series 2008 A3, 3.875%, tender 5/1/12 (c)	4,000	4,110
Illinois Gen. Oblig.:
(Illinois FIRST Proj.) Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,015
Series 2002:
5.25% 12/1/17 (FSA Insured)	1,000	1,036
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,449
Series 2004 A, 5% 3/1/12	1,000	1,024
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	8,039
Series 2006:
5% 1/1/18	9,600	10,366
5% 1/1/19	3,200	3,420
Series 2007 B, 5% 1/1/15	1,150	1,247
Series 2010:
4% 1/1/13	3,900	4,039
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2010:
5% 1/1/21 (FSA Insured)	$ 10,000	$ 10,371
Illinois Health Facilities Auth. Rev.:
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,611
(Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	2,300	2,115
Illinois Sales Tax Rev. Series 2010:
5% 6/15/15	1,200	1,321
5% 6/15/16	10,000	11,136
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100) (e)	2,300	2,714
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100) (e)	31,840	37,577
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	4,152
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (e)	1,500	1,697
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,122
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	3,353
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (e)	860	811
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	1,964
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,289
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,362
0% 12/1/14 (FSA Insured)	5,180	4,792
0% 12/1/15 (FSA Insured)	3,810	3,403
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,574
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	2,493
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A:
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,450	$ 2,906
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,240	2,583
0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	918
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	1,945
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,022
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,100	7,135
Series 2010 B1, 0% 6/15/44	14,600	1,741
Series A, 0% 6/15/14 (Escrowed to Maturity) (e)	5,945	5,782
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	590	537
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/12	2,235	2,307
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,086
5% 10/1/19	1,475	1,542
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,300	1,305
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	2,732
0% 4/1/14	3,500	3,293
Will County Cmnty. Unit School District #365-U:
Series 2002, 0% 11/1/16 (FSA Insured)	4,000	3,319
0% 11/1/14 (Escrowed to Maturity) (e)	1,515	1,471
0% 11/1/14 (FSA Insured)	1,285	1,173
0% 11/1/17 (FSA Insured)	1,300	1,009
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	912
		462,586
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - 3.0%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	$ 1,065	$ 1,018
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,235
5% 1/10/14 (FSA Insured)	1,180	1,294
5% 7/10/14 (FSA Insured)	1,215	1,344
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (FSA Insured)	1,405	1,495
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	5,270
East Allen Woodlan School Bldg. Corp. Series 2005, 5% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,295	1,325
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,888
GCS School Bldg. Corp. One Series 2004, 5.5% 7/15/12 (FSA Insured)	1,280	1,346
Goshen Multi-School Bldg. Corp. Series 2005, 5% 1/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,869
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,151
5.25% 7/15/16 (FSA Insured)	2,095	2,429
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	11,380	13,328
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (c)(d)	1,650	1,763
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,306
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,550
5% 12/1/17	855	982
Series 2010 A, 5% 2/1/17	3,700	4,295
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	7,800	8,615
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A4, 5% 6/1/12	2,750	2,865
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,167
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	$ 3,000	$ 2,511
0% 12/1/17 (AMBAC Insured)	1,470	1,206
0% 6/1/18 (AMBAC Insured)	1,740	1,388
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (d)	1,110	1,163
Indianapolis Thermal Energy Sys.:
Series 2001 A, 5.5% 10/1/16 (Pre-Refunded to 10/1/11 @ 101) (e)	5,000	5,112
Series 2010 B:
5% 10/1/20	8,310	9,135
5% 10/1/21	5,500	6,075
Lawrenceburg School Bldg. Corp. Series 2002, 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (e)	1,090	1,147
Michigan City School Bldg. Corp. Series 2004, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,210	2,259
Petersburg Poll. Cont. Rev. Series 1991, 5.75% 8/1/21	9,000	9,189
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (e)	1,530	1,779
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (e)	1,310	1,523
Rockport Poll. Cont. Rev. Bonds:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	2,000	2,001
(Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (c)	3,500	3,795
Series 2009 B, 6.25%, tender 6/2/14 (c)	5,000	5,421
Univ. of Southern Indiana Rev. Series J:
5% 10/1/11 (Assured Guaranty Corp. Insured)	1,700	1,716
5% 10/1/12 (Assured Guaranty Corp. Insured)	1,790	1,875
5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	2,025
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,642
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,449
Westfield Washington Multi-School Bldg. Corp. Series 2005 A, 5% 1/15/12 (FSA Insured)	1,005	1,029
		125,975
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Iowa - 0.2%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	$ 1,685	$ 1,815
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11 (Escrowed to Maturity) (e)	4,800	4,835
		6,650
Kansas - 0.3%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	320
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,154
Kansas Dev. Fin. Auth. Rev. Series 2002 II:
5.5% 11/1/19 (Pre-Refunded to 11/1/12 @ 100) (e)	1,000	1,070
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100) (e)	1,000	1,070
Olathe Health Facilities Rev. Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	2,000	2,033
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,584
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17	5,000	5,475
		12,706
Kentucky - 1.4%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,457
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,407
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,047
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	7,835
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series B, 1%, tender 9/1/11 (c)	1,800	1,800
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	13,523
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	12,805	12,763
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2003 C, 5.5% 7/1/12 (FSA Insured) (d)	$ 2,250	$ 2,348
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (c)	9,000	9,755
		56,935
Louisiana - 0.5%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,023
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (e)	2,700	2,703
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,299
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	1,050	1,093
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,281
5% 7/1/15	2,740	2,964
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,780
0% 9/1/13 (AMBAC Insured)	1,400	1,315
		20,458
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,445
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	2,080	2,169
6% 7/1/38	1,800	1,953
		8,567
Maryland - 0.7%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,606
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	5,255	4,430
(Univ. of Maryland Med. Sys. Proj.):
Series 2005, 4% 7/1/11 (AMBAC Insured)	1,000	1,000
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
4% 7/1/11	$ 2,000	$ 2,000
5% 7/1/12	1,000	1,036
5% 7/1/17	1,190	1,311
5% 7/1/18	2,500	2,718
Series 2010, 5.125% 7/1/39	3,600	3,540
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,775	1,895
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (c)	2,625	2,811
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	535	590
5% 4/1/16	1,665	1,911
		27,848
Massachusetts - 2.4%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	2,570	2,953
Lynn Gen. Oblig. 5% 12/1/11	2,060	2,097
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	115	119
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A:
5% 1/1/12	715	727
5% 1/1/13	750	784
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,069
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (c)(d)	3,000	3,255
Massachusetts Gen. Oblig.:
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (e)	11,400	12,091
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (e)	2,000	2,128
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (e)	1,800	1,972
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (e)	5,900	6,496
Series 2007 B, 5% 11/1/15	7,000	8,104
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2007 C:
5.25% 8/1/22	$ 3,300	$ 3,692
5.25% 8/1/23	1,600	1,780
5.25% 8/1/24	4,000	4,414
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.):
Series 2008 E1, 5.125% 7/1/33	2,000	1,813
Series 2008 E2:
5% 7/1/11	3,000	3,000
5% 7/1/12	2,075	2,142
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,361
5% 7/1/21	4,700	5,174
Bonds:
(Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (c)	2,045	2,190
5%, tender 7/1/15 (c)	7,000	7,713
(Northeastern Univ. Proj.):
Series 2008 T2, 4.1%, tender 4/19/12 (c)	1,800	1,854
Series 2009 T1, 4.125%, tender 2/16/12 (c)	2,900	2,968
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (d)	1,000	995
5.5% 1/1/14 (AMBAC Insured) (d)	1,000	964
5.5% 1/1/17 (AMBAC Insured) (d)	4,040	3,702
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,617
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,208
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		98,407
Michigan - 2.3%
Big Rapids Pub. School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,150	1,183
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003:
5% 9/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,015
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003: - continued
5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500	$ 1,550
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,257
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	3,835
Series 2006 D, 0.804% 7/1/32 (c)	5,540	3,782
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,751
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,142
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,430
5% 12/1/15	665	748
Kalamazoo Pub. Schools Series 2009, 5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,563
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,112
5% 11/15/21	650	717
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13	2,640	2,673
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (e)	160	162
Michigan Gen. Oblig. Series 2001, 5.5% 12/1/12	1,570	1,678
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series 2002 A:
5.5% 3/1/16	1,000	1,020
5.5% 3/1/17	1,885	1,918
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	8,000	8,016
Series 2008 A:
5% 5/15/12	1,250	1,294
5% 5/15/13	1,500	1,604
(Oakwood Obligated Group Proj.) Series 2003, 5.5% 11/1/11	1,915	1,939
(Trinity Health Sys. Proj.):
Series 2006 A, 5% 12/1/26	1,200	1,204
Series 2008 A, 6.5% 12/1/33	5,500	5,920
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B, 3.75%, tender 3/15/12 (c)	$ 10,000	$ 10,241
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series 1999 A, 5.55% 9/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,500	1,498
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	11,449
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,369
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (e)	1,025	1,114
West Bloomfield School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,040	1,074
Western Michigan Univ. Rev. Series 2009:
5.25% 11/15/12 (Assured Guaranty Corp. Insured)	2,780	2,937
5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,237
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/13	1,000	1,037
4% 1/1/14	1,100	1,160
5% 1/1/15	1,585	1,740
		95,369
Minnesota - 0.7%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	575	583
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (d)	1,000	1,057
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,347
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,526
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,570	5,985
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,573
5% 1/1/20	4,500	4,957
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/12	$ 400	$ 408
5% 5/15/13	395	411
5% 5/15/14	250	263
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,230	1,233
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,500	1,674
5.5% 7/1/18	1,400	1,547
		29,564
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,351
5% 8/15/13	1,500	1,575
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/11	1,305	1,314
		4,240
Missouri - 0.2%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	1,000	1,042
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (e)	1,000	1,061
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,084
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,108
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.:
5.125% 1/1/20	370	387
5.125% 1/1/20 (Pre-Refunded to 1/1/13 @ 100) (e)	1,945	2,083
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (d)	1,500	1,619
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	1,960
		10,344
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	$ 5,100	$ 5,108
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
(Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,713
(Immanuel Med. Ctr. Proj.) Series 2010, 5.625% 1/1/40	1,500	1,491
		5,204
Nevada - 0.6%
Clark County Arpt. Rev.:
Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (d)	1,500	1,547
5.375% 7/1/20 (AMBAC Insured) (d)	1,100	1,123
Series 2008 E, 5% 7/1/11	5,000	5,000
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	5,965	6,224
Series 2002 C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (e)	1,000	1,048
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,542
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,058
5% 7/1/14	1,000	1,073
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300	2,430
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,652
		26,697
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	600	605
New Jersey - 2.1%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 A, 5% 2/15/14	1,710	1,757
Series 2005 B, 5% 2/15/13	2,210	2,255
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	$ 2,300	$ 2,621
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,022
5.25% 6/15/21	4,500	4,745
5.25% 6/15/22	10,585	11,038
New Jersey Econ. Dev. Auth. Exempt Facilities Rev. Bonds (Pub. Svc. Elec. and Gas Co. Proj.) Series 2010 A, 1.2%, tender 12/1/11 (c)(d)	8,300	8,317
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	4,500	4,599
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/15	3,000	3,323
5.25% 3/1/21	6,500	6,827
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,260
5.25% 3/1/23	1,500	1,551
5.25% 3/1/24	5,550	5,724
5.25% 3/1/25	4,200	4,315
5.25% 3/1/26	4,700	4,812
Series 2008 Y:
5% 9/1/11	1,000	1,007
5% 9/1/12	2,545	2,684
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series 2000 A, 6.875% 7/1/30	1,200	1,200
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (e)	3,735	4,181
New Jersey Tpk. Auth. Tpk. Rev. Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (e)	6,420	7,208
New Jersey Trans. Trust Fund Auth. Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,332
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	2,000	2,056
		88,834
New Mexico - 1.0%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (c)	27,900	28,622
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	$ 5,000	$ 5,380
4% 9/1/16	3,000	3,233
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,304
		40,539
New York - 15.9%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,174
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,965
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,096
5.75% 7/1/40	1,000	1,003
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (e)	4,740	5,206
5.75% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (e)	2,240	2,342
Series 2004:
5.75% 5/1/17 (FSA Insured)	2,895	3,174
5.75% 5/1/19 (FSA Insured)	5,590	6,032
5.75% 5/1/22 (FSA Insured)	8,525	9,035
5.75% 5/1/25 (FSA Insured)	1,715	1,798
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33	6,000	6,534
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,039
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (e)	2,495	2,684
New York City Gen. Oblig.:
Series 2002 A1, 5.25% 11/1/14 (Pre-Refunded to 11/1/11 @ 101) (e)	600	616
Series 2005 F1, 5.25% 9/1/14	3,600	4,064
Series 2005 G, 5% 8/1/14	6,500	7,269
Series 2008 E, 5% 8/1/13	11,760	12,797
Series 2010 C, 5% 8/1/14	10,000	11,184
Series 2010 E, 5% 8/1/16	11,210	12,952
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series C:
5.5% 8/1/13	$ 1,965	$ 2,109
5.5% 8/1/13 (Pre-Refunded to 2/1/13 @ 100) (e)	35	38
Series J:
5% 3/1/12	1,105	1,139
5% 3/1/12 (Escrowed to Maturity) (e)	1,915	1,975
Series K:
5% 8/1/11	2,165	2,172
5% 8/1/11 (Escrowed to Maturity) (e)	1,130	1,134
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	839
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	4,989
Series 2009 S2, 6% 7/15/38	7,000	7,543
Series 2009 S3, 5.25% 1/15/34	20,000	20,626
Series 2009 S4, 5.75% 1/15/39	6,400	6,780
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	32,135	32,647
6% 11/1/28 (a)	41,505	42,232
Series 2010 B, 5% 11/1/20	37,195	42,854
Series 2010 D:
5% 11/1/15	1,475	1,707
5% 11/1/16	9,410	11,040
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	2,843
Series 2009 A:
5% 3/15/17	9,975	11,659
5% 3/15/19	11,040	12,868
Series 2009 D, 5% 6/15/13	28,070	30,496
Series 2010 A:
5% 2/15/19	1,000	1,165
5% 2/15/20	3,000	3,507
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	7,705	8,011
Series A:
5.75% 7/1/13	2,720	2,829
5.75% 7/1/13 (AMBAC Insured)	875	910
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
5% 2/15/12	$ 6,855	$ 7,043
5% 2/15/13	6,545	6,999
5% 8/15/13	7,390	7,968
(Mental Health Svcs. Proj.) Series 2005 D, 5% 2/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,000	9,234
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	900	937
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	5,300	5,767
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	6,109
Series 2009 A:
5% 7/1/20	5,000	5,592
5% 7/1/21	12,335	13,696
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	18,977
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/13	4,280	4,685
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (c)	9,600	10,149
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	7,890	8,852
Series 2005 C, 5.25% 11/15/14	1,000	1,121
Series 2008 C, 6.5% 11/15/28	11,300	12,999
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (c)(d)	28,100	28,162
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	5,000	5,294
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,262
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A:
5% 4/1/13	3,420	3,682
5% 4/1/14	1,500	1,662
Series 2010 A, 5% 4/1/23	8,195	9,074
Series 2011 A, 5% 4/1/19	2,000	2,313
Series 2011 A1, 5% 4/1/20	2,220	2,564
Series 2011 A2, 5% 4/1/21	2,000	2,306
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,781
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Urban Dev. Corp. Rev.: - continued
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	$ 4,085	$ 4,233
Series 2008 D, 5% 1/1/13	9,500	10,103
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (c)(d)	3,000	3,044
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	6,700	6,996
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,301
5.25% 6/1/22 (AMBAC Insured)	9,450	9,872
5.5% 6/1/14	495	497
5.5% 6/1/15	5,780	5,799
5.5% 6/1/16	20,000	20,061
5.5% 6/1/17	1,900	1,906
5.5% 6/1/19	1,000	1,054
Series 2003B 1C:
5.5% 6/1/14	1,055	1,059
5.5% 6/1/15	4,900	4,916
5.5% 6/1/16	1,600	1,605
5.5% 6/1/17	7,950	7,974
5.5% 6/1/18	17,165	17,649
5.5% 6/1/19	4,700	4,952
5.5% 6/1/20	800	842
5.5% 6/1/22	600	630
Series 2011, 5% 6/1/16 (b)	17,000	19,379
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A, 5.125% 1/1/22	2,000	2,032
Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (e)	9,100	10,429
		663,637
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (d)	1,215	1,218
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	4,100	4,301
		5,519
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - 0.8%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (AMBAC Insured)	$ 1,580	$ 1,731
5.25% 6/1/20 (AMBAC Insured)	1,520	1,620
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,586
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003 A, 5% 11/1/11 (FSA Insured)	1,200	1,215
Series 2003, 5% 11/1/12 (FSA Insured)	1,300	1,359
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17	1,400	1,526
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B:
5% 1/1/15	1,250	1,389
5% 1/1/16	3,000	3,369
5% 1/1/20	2,110	2,298
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,601
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,432
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,549
5% 6/1/22	4,000	4,291
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,700	1,742
		33,708
North Dakota - 0.1%
Fargo Health Sys. Rev. Series 2002 A, 5.625% 6/1/15 (Pre-Refunded to 6/1/12 @ 100) (e)	3,685	3,864
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006:
5% 7/1/12	1,000	1,032
5% 7/1/14	1,000	1,063
		5,959
Ohio - 2.7%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/12	1,690	1,717
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A2:
5.75% 6/1/34	2,000	1,497
6% 6/1/42	1,500	1,109
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	$ 1,435	$ 1,519
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (e)	1,060	1,083
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (e)	600	604
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,078
Montgomery County Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	3,210	3,252
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,418
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,491
5% 10/1/22	2,000	2,183
5% 10/1/23	3,000	3,248
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	3,475	4,073
Series 2010 B, 4% 9/15/15	2,830	3,139
(Higher Ed. Proj.):
Series 2010 A:
5% 8/1/15	6,010	6,889
5% 8/1/16	3,480	4,054
Series 2010 B, 5% 8/1/15	15,775	18,081
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,130
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	4,970
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/14	7,000	7,907
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	5,900	6,631
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(d)	15,000	15,959
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	26
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Olentangy Local School District: - continued
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (e)	$ 975	$ 1,021
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/22	500	505
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/11	1,220	1,237
5.75% 12/1/35	5,200	5,215
		112,036
Oklahoma - 0.8%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (e)	1,000	998
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,134
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,356
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,676
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,328
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B:
5% 8/15/12	1,500	1,567
5% 8/15/13	1,260	1,362
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,493
5% 1/1/22 (FSA Insured)	12,455	13,845
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,444
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,097
5% 12/15/14	850	953
		35,253
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	3,500	3,792
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 3.5%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	$ 3,500	$ 3,606
Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,210	1,239
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	6,200	6,713
Series 2008 B:
5% 6/15/12	2,000	2,086
5% 6/15/13	2,000	2,149
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,393
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series 2006 A:
5% 12/15/12	1,120	1,139
5% 12/15/13	1,155	1,182
Series 2006 B, 5% 12/15/13	3,115	3,187
(Crozer-Keystone Health Sys. Proj.) Series 2002:
5.75% 12/15/13	175	180
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (e)	380	397
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22	2,400	2,906
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,543
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	1,950
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,651
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,372
Series 2009 A, 5% 6/1/17	2,925	3,178
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (d)	1,300	1,314
6.5% 11/1/16 (d)	1,100	1,114
Pennsylvania Gen. Oblig. Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100) (e)	1,745	2,063
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev. (The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	$ 2,100	$ 2,314
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	17,171
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	8,636
Series 2009 B, 5% 12/1/16	12,500	14,260
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,787
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,110
Philadelphia Gen. Oblig.:
Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,025
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,737
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,360	3,417
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	722
Series 2010 C:
5% 9/1/20	14,000	14,920
5% 9/1/21	6,000	6,319
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,297
Pittsburgh School District:
Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,041
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	3,033
Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,688
5% 9/1/20 (FSA Insured)	1,000	1,122
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,509
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	4,891
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
West Allegheny School District Series 2003 B, 5.25% 2/1/13 (FGIC Insured)	$ 1,345	$ 1,435
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,214
		144,010
Puerto Rico - 0.1%
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (c)	5,000	5,365
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series 2006 A, 5% 5/15/14 (FSA Insured)	2,000	2,132
(Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	630	651
		2,783
South Carolina - 0.5%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 A, 5.25% 8/15/11	1,765	1,773
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,401
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,519
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	789
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,182
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2010, 5% 2/1/18	1,935	2,098
(Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,064
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,463
Series 2005 A, 5.5% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,448
Sumter Two School Facilities, Inc. Rev. Series 2007, 5% 12/1/17 (Assured Guaranty Corp. Insured)	1,335	1,476
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,700	3,891
		21,104
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	$ 375	$ 417
5.25% 11/1/18	1,000	1,101
		1,518
Tennessee - 1.1%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006, 5% 12/15/11	3,270	3,328
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,598
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,100	5,239
(Fort Sanders Alliance Proj.) Series 1993:
5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,240	1,311
6.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,804
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2003 A:
5% 9/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,846
5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,162
Series 2010 B, 5.625% 7/1/20 (d)	5,000	5,462
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	1,600	1,737
4.75% 7/1/15	3,560	3,919
Shelby County Gen. Oblig. Series 1996 B, 0% 12/1/12	10,000	9,732
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,650
		45,788
Texas - 9.0%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,912
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,446
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	871
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	$ 1,750	$ 1,796
6% 1/1/18	1,000	1,003
6% 1/1/19	1,335	1,328
Austin Elec. Util. Sys. Rev.:
0% 11/15/12 (AMBAC Insured)	5,645	5,522
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,559
Austin Independent School District Series 2006, 5.25% 8/1/11	3,515	3,527
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A:
5% 11/15/14	2,315	2,614
5% 11/15/17	1,375	1,600
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,144
5.25% 2/15/42	6,000	6,227
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,423
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,185
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	182
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (e)	1,190	1,240
5.375% 5/1/16 (FSA Insured)	185	192
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (e)	1,240	1,292
5.375% 5/1/17 (FSA Insured)	195	201
Birdville Independent School District Series 1999, 0% 2/15/12	4,150	4,143
Boerne Independent School District Series 2004, 5.25% 2/1/35	1,300	1,317
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,138
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,500
Camino Real Reg'l. Mobility Auth. Series 2008:
5% 2/15/13	9,340	9,754
5% 8/15/13	9,575	10,088
Clint Independent School District Series 2003:
5.5% 8/15/18	190	198
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (e)	810	858
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Cypress-Fairbanks Independent School District:
Series 2002, 5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (e)	$ 1,500	$ 1,551
Series A, 0% 2/15/16	3,640	3,362
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2008, 5.25% 12/1/43	2,555	2,637
5.25% 12/1/38	6,700	6,949
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,618
5% 11/1/16	3,000	3,402
5% 11/1/21	1,500	1,593
Series 2009, 5% 11/1/19	1,000	1,120
Dallas Independent School District:
Series 2005, 5.25% 8/15/11	2,000	2,011
Series 2008, 6.375% 2/15/34	1,300	1,502
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	1,810
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,543
Series 2009, 5% 2/15/17	1,220	1,428
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,745
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,069
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,246
Grapevine Gen. Oblig. Series 2009, 5% 2/15/14	1,745	1,923
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Children's Hosp. Proj.) Series 2009, 5% 10/1/19	1,260	1,433
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	5,595
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,317
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	8,188
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	2,400	2,646
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) Series 2002:
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (e)	1,000	1,034
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) Series 2002: - continued
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (e)	$ 1,140	$ 1,179
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series 1997 A, 5.375% 7/15/11 (FSA Insured) (d)	3,300	3,304
Series 2011 A, 5% 7/1/20 (b)(d)	8,000	8,402
Series A, 5.5% 7/1/39	6,000	6,161
Houston Independent School District:
Series 2005 A, 0% 2/15/16	6,395	5,907
0% 8/15/15	2,000	1,886
Houston Util. Sys. Rev. Series 2007 B, 5% 11/15/18 (FGIC Insured)	2,500	2,876
Houston Wtr. & Swr. Sys. Rev. Series C, 0% 12/1/11 (AMBAC Insured)	8,250	8,235
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,155
0% 2/15/17	1,400	1,237
Series 2009, 4% 2/15/14	410	443
Hurst Euless Bedford Independent School District Series 1994, 0% 8/15/12	5,105	5,085
Irving Gen. Oblig. Series 2009, 5% 9/15/17	1,885	2,226
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	956
Keller Independent School District Series 1996 A:
0% 8/15/12	1,590	1,584
0% 8/15/17	1,020	887
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,527
Klein Independent School District Series 2005 A, 5% 8/1/13	1,455	1,589
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,544
Lower Colorado River Auth. Rev.:
Series 2008, 5.75% 5/15/37	3,600	3,707
Series 2010:
5% 5/15/14	6,000	6,642
5% 5/15/15	2,475	2,807
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5.25% 5/15/21	2,405	2,522
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Manor Independent School District Series 2007, 5.25% 8/1/34	$ 2,000	$ 2,089
Mansfield Independent School District:
5.5% 2/15/15	25	26
5.5% 2/15/16	35	36
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,091
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 1.55%, tender 10/3/11 (c)	3,000	3,000
Montgomery County Gen. Oblig.:
Series 2002 A:
5.625% 3/1/19 (FSA Insured)	520	533
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (e)	3,480	3,603
Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,578
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,007
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,269
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (e)	2,520	2,884
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (e)	1,100	1,250
North Texas Tollway Auth. Rev. Series 2008 A, 6% 1/1/23	2,200	2,423
Northside Independent School District Series A:
5.25% 2/15/17	725	742
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (e)	2,250	2,318
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,285
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,693
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	7,882
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,097
Rockwall Independent School District Series 2002:
5.375% 2/15/17	20	20
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Rockwall Independent School District Series 2002: - continued
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (e)	$ 1,025	$ 1,057
5.375% 2/15/18	25	26
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (e)	1,345	1,388
Round Rock Independent School District Series 2002:
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (e)	1,000	1,055
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (e)	1,050	1,108
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (d)	2,165	2,342
San Antonio Elec. & Gas Sys. Rev.:
Series 2002, 5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (e)	2,505	2,578
5.375% 2/1/17	3,140	3,224
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (e)	355	365
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005:
5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,858
5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	2,022
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,709
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (e)	3,650	4,153
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,397
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.):
Series 2002, 5.5% 10/1/12 (AMBAC Insured)	2,905	3,082
Series 2009:
5% 10/1/19	3,045	3,508
5% 10/1/20	2,180	2,482
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,669
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	1,175	1,285
5% 11/15/14	2,005	2,242
5% 11/15/15	1,880	2,138
5.75% 11/15/24	4,700	5,104
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	$ 7,000	$ 7,711
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,963
Texas Gen. Oblig.:
Series 2009 A, 5% 10/1/17	3,660	4,327
Series 2011 A:
5% 8/1/19 (b)(d)	1,545	1,744
5% 8/1/21 (b)(d)	1,530	1,705
Series 2011 B, 2% 8/1/12 (b)(d)	3,300	3,355
0% 10/1/13	8,900	8,617
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	7,055
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	6,000	6,378
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,430
Texas State Univ. Sys. Fing. Rev. Series 2004, 5% 3/15/12 (FSA Insured)	2,000	2,066
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	5,810	5,742
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	1,000	1,112
5.625% 7/15/21	835	837
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	2,930
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,162
Waller Independent School District:
5.5% 2/15/26	3,220	3,557
5.5% 2/15/33	4,160	4,454
5.5% 2/15/37	4,820	5,081
Waxahachie Independent School District Series 1997, 0% 8/15/14	1,460	1,414
White Settlement Independent School District:
5.75% 8/15/34	60	61
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100) (e)	1,190	1,263
Wylie Independent School District Series 2001, 0% 8/15/20	1,000	735
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Ysleta Independent School District:
Series 1993, 0% 8/15/11	$ 1,100	$ 1,100
Series 2005, 5% 8/15/23	1,745	1,892
		373,152
Utah - 0.3%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,716
5% 8/15/18	2,500	2,852
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,402
		12,970
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,205
6.125% 12/1/27 (AMBAC Insured)	2,800	2,836
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,043
5% 12/1/14 (FSA Insured)	1,200	1,290
5% 12/1/15 (FSA Insured)	1,000	1,089
		7,463
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13	3,250	3,454
5% 10/1/14	3,000	3,235
		6,689
Virginia - 0.7%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (c)(d)	7,500	7,665
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	2,200	2,244
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	12,000	12,882
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Peninsula Port Auth. Coal Term. Rev. Bonds (Dominion Term. Associates Proj.) Series 2003, 5%, tender 10/1/11 (c)	$ 5,000	$ 5,035
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	2,500	2,651
		30,477
Washington - 2.9%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,300
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,098
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (c)(d)	1,000	1,045
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,223
Energy Northwest Elec. Rev.:
(#1 Proj.) Series 2002 B, 6% 7/1/17	4,000	4,201
Series 2012 A:
5% 7/1/19 (b)	10,000	10,965
5% 7/1/20 (b)	25,000	27,271
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002:
5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145	150
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (e)	1,855	1,971
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,079
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	10,137
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	12,922
Series 2009, 5.25% 1/1/42	1,900	1,963
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,470
5% 12/1/19	1,385	1,595
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,081
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003: - continued
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,068
Thurston County Tumwater School District #33 Gen. Oblig. Series 1996 B:
0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,415	6,382
0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,830	6,697
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (Escrowed to Maturity) (e)	2,025	2,014
Series R 97A, 0% 7/1/19 (Escrowed to Maturity) (e)	3,440	2,786
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,724
5% 8/15/16	2,500	2,726
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,142
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	3,099
Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,509
(Swedish Health Svcs. Proj.) Series 1998, 5.5% 11/15/12 (AMBAC Insured)	3,000	3,009
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B, 0% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	3,959
		122,586
West Virginia - 0.2%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (e)	1,100	1,011
West Virginia Commissioner of Hwys. Spl. Oblig. Series 2006 A, 5% 9/1/12 (FSA Insured)	1,500	1,576
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,425
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (FGIC Insured)	2,815	3,094
		7,106
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - 0.5%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (e)	$ 875	$ 920
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (e)	1,300	1,370
Menasha Joint School District:
5.5% 3/1/19 (FSA Insured)	60	61
5.5% 3/1/19 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100) (e)	970	996
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,100	1,223
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	1,800	1,672
5.75% 7/1/30	2,000	1,998
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	1,000	1,062
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	903
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (e)	1,760	1,837
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (e)	1,000	1,045
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (e)	1,000	1,045
Series 2003 A, 5.5% 8/15/14	1,775	1,868
Series 2006 A, 5% 8/15/12	4,795	4,948
		20,948
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	6,476
TOTAL MUNICIPAL BONDS (Cost $3,931,306)		4,058,147
Municipal Notes - 0.3%
	Principal Amount (000s)	Value (000s)
Florida - 0.3%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11 (Cost $10,600)	$ 10,600	$ 10,697
TOTAL INVESTMENT PORTFOLIO - 97.6% (Cost $3,941,906)		4,068,844
NET OTHER ASSETS (LIABILITIES) - 2.4%		99,490
NET ASSETS - 100%		$ 4,168,334
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	33.8%
Health Care	15.1%
Special Tax	12.3%
Electric Utilities	12.0%
Transportation	7.2%
Escrowed/Pre-Refunded	6.6%
Others* (Individually Less Than 5%)	13.0%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2011 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,941,906)		$ 4,068,844
Cash		156,835
Receivable for fund shares sold		4,216
Interest receivable		50,434
Other receivables		9
Total assets		4,280,338

Liabilities
Payable for investments purchased Regular delivery	$ 6,052
Delayed delivery	96,630
Payable for fund shares redeemed	3,827
Distributions payable	3,701
Accrued management fee	997
Distribution and service plan fees payable	75
Other affiliated payables	690
Other payables and accrued expenses	32
Total liabilities		112,004

Net Assets		$ 4,168,334
Net Assets consist of:
Paid in capital		$ 4,043,487
Undistributed net investment income		144
Accumulated undistributed net realized gain (loss) on investments		(2,235)
Net unrealized appreciation (depreciation) on investments		126,938
Net Assets		$ 4,168,334

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2011 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($103,780 ÷ 10,207.7 shares)	$ 10.17

Maximum offering price per share (100/96.00 of $10.17)	$ 10.59
Class T: Net Asset Value and redemption price per share ($11,868 ÷ 1,167.9 shares)	$ 10.16

Maximum offering price per share (100/96.00 of $10.16)	$ 10.58
Class B: Net Asset Value and offering price per share ($3,384 ÷ 332.8 shares)A	$ 10.17

Class C: Net Asset Value and offering price per share ($58,339 ÷ 5,736.2 shares)A	$ 10.17

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($3,740,550 ÷ 368,140.4 shares)	$ 10.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($250,413 ÷ 24,610.7 shares)	$ 10.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended June 30, 2011 (Unaudited)
Investment Income
Interest		$ 80,662

Expenses
Management fee	$ 6,069
Transfer agent fees	1,761
Distribution and service plan fees	457
Accounting fees and expenses	311
Custodian fees and expenses	24
Independent trustees' compensation	8
Registration fees	107
Audit	28
Legal	5
Miscellaneous	29
Total expenses before reductions	8,799
Expense reductions	(25)	8,774
Net investment income (loss)		71,888
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(2,146)
Change in net unrealized appreciation (depreciation) on investment securities		58,399
Net gain (loss)		56,253
Net increase (decrease) in net assets resulting from operations		$ 128,141

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 71,888	$ 163,512
Net realized gain (loss)	(2,146)	29,817
Change in net unrealized appreciation (depreciation)	58,399	(55,348)
Net increase (decrease) in net assets resulting from operations	128,141	137,981
Distributions to shareholders from net investment income	(71,869)	(163,474)
Distributions to shareholders from net realized gain	(4,880)	(18,404)
Total distributions	(76,749)	(181,878)
Share transactions - net increase (decrease)	(160,218)	(282,578)
Redemption fees	25	77
Total increase (decrease) in net assets	(108,801)	(326,398)

Net Assets
Beginning of period	4,277,135	4,603,533
End of period (including undistributed net investment income of $144 and undistributed net investment income of $125, respectively)	$ 4,168,334	$ 4,277,135

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Income from Investment Operations
Net investment income (loss) E	.165	.318	.325	.344	.357	.365
Net realized and unrealized gain (loss)	.151	(.088)	.482	(.277)	.005	.003
Total from investment operations	.316	.230	.807	.067	.362	.368
Distributions from net investment income	(.164)	(.317)	(.327)	(.346)	(.357)	(.365)
Distributions from net realized gain	(.012)	(.043)	-	(.002)	(.015)	(.003)
Total distributions	(.176)	(.360)	(.327)	(.348)	(.372)	(.368)
Redemption fees added to paid in capital E	- G	- G	- G	.001	- G	- G
Net asset value, end of period	$ 10.17	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97
Total Return B, C, D	3.19%	2.2%	8.43%	.69%	3.71%	3.77%
Ratios to Average Net Assets F
Expenses before reductions	.69% A	.68%	.71%	.68%	.68%	.63%
Expenses net of fee waivers, if any	.69% A	.68%	.71%	.68%	.68%	.63%
Expenses net of all reductions	.69% A	.68%	.71%	.61%	.61%	.50%
Net investment income (loss)	3.30% A	3.09%	3.25%	3.55%	3.61%	3.71%
Supplemental Data
Net assets, end of period (in millions)	$ 104	$ 113	$ 106	$ 43	$ 6	$ 2
Portfolio turnover rate	13% A	18%	5%	8%	18%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Income from Investment Operations
Net investment income (loss) E	.165	.320	.328	.347	.355	.358
Net realized and unrealized gain (loss)	.142	(.087)	.481	(.279)	.006	.004
Total from investment operations	.307	.233	.809	.068	.361	.362
Distributions from net investment income	(.165)	(.320)	(.329)	(.347)	(.356)	(.359)
Distributions from net realized gain	(.012)	(.043)	-	(.002)	(.015)	(.003)
Total distributions	(.177)	(.363)	(.329)	(.349)	(.371)	(.362)
Redemption fees added to paid in capital E	- G	- G	- G	.001	- G	- G
Net asset value, end of period	$ 10.16	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97
Total Return B, C, D	3.09%	2.28%	8.46%	.70%	3.70%	3.71%
Ratios to Average Net AssetsF
Expenses before reductions	.68%A	.66%	.69%	.68%	.68%	.68%
Expenses net of fee waivers, if any	.68%A	.66%	.69%	.68%	.68%	.68%
Expenses net of all reductions	.68%A	.65%	.68%	.63%	.63%	.59%
Net investment income (loss)	3.31%A	3.11%	3.28%	3.53%	3.59%	3.62%
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 13	$ 12	$ 9	$ 5	$ 4
Portfolio turnover rate	13%A	18%	5%	8%	18%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Income from Investment Operations
Net investment income (loss) E	.133	.252	.261	.278	.289	.294
Net realized and unrealized gain (loss)	.151	(.087)	.481	(.278)	.003	.002
Total from investment operations	.284	.165	.742	-	.292	.296
Distributions from net investment income	(.132)	(.252)	(.262)	(.279)	(.287)	(.293)
Distributions from net realized gain	(.012)	(.043)	-	(.002)	(.015)	(.003)
Total distributions	(.144)	(.295)	(.262)	(.281)	(.302)	(.296)
Redemption fees added to paid in capital E	- H	- H	- H	.001	- H	- H
Net asset value, end of period	$ 10.17	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97
Total ReturnB, C, D	2.86%	1.60%	7.73%	0.00%F	2.99%	3.02%
Ratios to Average Net Assets G
Expenses before reductions	1.33%A	1.32%	1.35%	1.37%	1.37%	1.35%
Expenses net of fee waivers, if any	1.33%A	1.32%	1.35%	1.37%	1.37%	1.35%
Expenses net of all reductions	1.33%A	1.31%	1.35%	1.31%	1.30%	1.25%
Net investment income (loss)	2.66%A	2.46%	2.61%	2.85%	2.92%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,384	$ 3,650	$ 3,261	$ 1,403	$ 546	$ 304
Portfolio turnover rate	13%A	18%	5%	8%	18%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.16	$ 9.68	$ 9.97	$ 9.98	$ 9.97
Income from Investment Operations
Net investment income (loss) E	.126	.240	.252	.271	.283	.285
Net realized and unrealized gain (loss)	.141	(.078)	.480	(.290)	.004	.012
Total from investment operations	.267	.162	.732	(.019)	.287	.297
Distributions from net investment income	(.125)	(.239)	(.252)	(.270)	(.282)	(.284)
Distributions from net realized gain	(.012)	(.043)	-	(.002)	(.015)	(.003)
Total distributions	(.137)	(.282)	(.252)	(.272)	(.297)	(.287)
Redemption fees added to paid in capital E	- G	- G	- G	.001	- G	- G
Net asset value, end of period	$ 10.17	$ 10.04	$ 10.16	$ 9.68	$ 9.97	$ 9.98
Total ReturnB, C, D	2.69%	1.58%	7.63%	(.18)%	2.93%	3.03%
Ratios to Average Net AssetsF
Expenses before reductions	1.47%A	1.44%	1.45%	1.45%	1.42%	1.43%
Expenses net of fee waivers, if any	1.47%A	1.44%	1.45%	1.45%	1.42%	1.43%
Expenses net of all reductions	1.47%A	1.44%	1.45%	1.39%	1.35%	1.34%
Net investment income (loss)	2.52%A	2.33%	2.52%	2.78%	2.87%	2.88%
Supplemental Data
Net assets, end of period (in millions)	$ 58	$ 64	$ 49	$ 15	$ 3	$ 1
Portfolio turnover rate	13%A	18%	5%	8%	18%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Intermediate Municipal Income

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 10.15	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Income from Investment Operations
Net investment income (loss) D	.178	.347	.355	.372	.381	.385
Net realized and unrealized gain (loss)	.142	(.077)	.472	(.278)	.006	.002
Total from investment operations	.320	.270	.827	.094	.387	.387
Distributions from net investment income	(.178)	(.347)	(.357)	(.373)	(.382)	(.384)
Distributions from net realized gain	(.012)	(.043)	-	(.002)	(.015)	(.003)
Total distributions	(.190)	(.390)	(.357)	(.375)	(.397)	(.387)
Redemption fees added to paid in capital D	- F	- F	- F	.001	- F	- F
Net asset value, end of period	$ 10.16	$ 10.03	$ 10.15	$ 9.68	$ 9.96	$ 9.97
Total Return B, C,	3.23%	2.65%	8.65%	.96%	3.97%	3.97%
Ratios to Average Net Assets E
Expenses before reductions	.41% A	.39%	.41%	.42%	.42%	.43%
Expenses net of fee waivers, if any	.41% A	.39%	.41%	.42%	.42%	.43%
Expenses net of all reductions	.41% A	.39%	.41%	.38%	.37%	.34%
Net investment income (loss)	3.58% A	3.38%	3.55%	3.79%	3.85%	3.88%
Supplemental Data
Net assets, end of period (in millions)	$ 3,741	$ 3,807	$ 3,775	$ 2,694	$ 2,013	$ 2,026
Portfolio turnover rate	13% A	18%	5%	8%	18%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.17	$ 9.69	$ 9.97	$ 9.98	$ 9.97
Income from Investment Operations
Net investment income (loss) D	.177	.341	.351	.369	.378	.382
Net realized and unrealized gain (loss)	.142	(.087)	.481	(.276)	.006	.014
Total from investment operations	.319	.254	.832	.093	.384	.396
Distributions from net investment income	(.177)	(.341)	(.352)	(.372)	(.379)	(.383)
Distributions from net realized gain	(.012)	(.043)	-	(.002)	(.015)	(.003)
Total distributions	(.189)	(.384)	(.352)	(.374)	(.394)	(.386)
Redemption fees added to paid in capital D	- F	- F	- F	.001	- F	- F
Net asset value, end of period	$ 10.17	$ 10.04	$ 10.17	$ 9.69	$ 9.97	$ 9.98
Total Return B, C	3.21%	2.49%	8.69%	.96%	3.95%	4.06%
Ratios to Average Net Assets E
Expenses before reductions	.44% A	.46%	.47%	.43%	.44%	.49%
Expenses net of fee waivers, if any	.44% A	.46%	.47%	.43%	.44%	.49%
Expenses net of all reductions	.44% A	.46%	.46%	.36%	.39%	.36%
Net investment income (loss)	3.55% A	3.31%	3.50%	3.80%	3.83%	3.86%
Supplemental Data
Net assets, end of period (in millions)	$ 250	$ 277	$ 660	$ 253	$ 54	$ 27
Portfolio turnover rate	13% A	18%	5%	8%	18%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Intermediate Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments, by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 143,976
Gross unrealized depreciation	(16,938)
Net unrealized appreciation (depreciation) on securities and other investments	$ 127,038

Tax cost	$ 3,941,806

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $252,827 and $421,042, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annualized management fee rate was ..30% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 131	$ 7
Class T	-%	.25%	15	-
Class B	.65%	.25%	16	11
Class C	.75%	.25%	295	94
			$ 457	$ 112

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 19
Class T	1
Class B*	6
Class C*	10
$ 36

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 60.11
Class T	6.11
Class B	2.10
Class C	40.14
Intermediate Municipal Income	1,491.08
Institutional Class	162.12
	$ 1,761

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $21 and $4, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Class A	$ 1,710	$ 3,539
Class T	201	409
Class B	46	90
Class C	738	1,378
Intermediate Municipal Income	64,371	136,526
Institutional Class	4,803	21,532
Total	$ 71,869	$ 163,474
From net realized gain
Class A	$ 126	$ 483
Class T	15	56
Class B	4	16
Class C	72	272
Intermediate Municipal Income	4,330	16,416
Institutional Class	333	1,161
Total	$ 4,880	$ 18,404

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Class A
Shares sold	1,554	4,847	$ 15,620	$ 49,807
Reinvestment of distributions	129	274	1,293	2,809
Shares redeemed	(2,691)	(4,315)	(26,970)	(44,153)
Net increase (decrease)	(1,008)	806	$ (10,057)	$ 8,463
Class T
Shares sold	97	492	$ 979	$ 5,033
Reinvestment of distributions	17	34	168	353
Shares redeemed	(265)	(341)	(2,649)	(3,496)
Net increase (decrease)	(151)	185	$ (1,502)	$ 1,890

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Class B
Shares sold	17	114	$ 174	$ 1,178
Reinvestment of distributions	3	6	27	58
Shares redeemed	(51)	(77)	(510)	(789)
Net increase (decrease)	(31)	43	$ (309)	$ 447
Class C
Shares sold	597	2,729	$ 6,009	$ 28,057
Reinvestment of distributions	54	107	538	1,096
Shares redeemed	(1,247)	(1,290)	(12,493)	(13,219)
Net increase (decrease)	(596)	1,546	$ (5,946)	$ 15,934
Intermediate Municipal Income
Shares sold	60,065	127,500	$ 603,400	$ 1,308,373
Reinvestment of distributions	4,823	10,992	48,474	112,544
Shares redeemed	(76,412)	(130,552)	(763,598)	(1,334,297)
Net increase (decrease)	(11,524)	7,940	$ (111,724)	$ 86,620
Institutional Class
Shares sold	7,202	38,492	$ 72,109	$ 394,494
Reinvestment of distributions	185	1,519	1,859	15,605
Shares redeemed	(10,408)	(77,239)	(104,648)	(806,031)
Net increase (decrease)	(3,021)	(37,228)	$ (30,680)	$ (395,932)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

LIM-USAN-0811
1.787784.108

Fidelity Advisor®

Intermediate Municipal Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2011

(2_fidelity_logos)

(Registered_Trademark)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Intermediate
Municipal Income Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(The chairman's photo appears here.)

Dear Shareholder:

Despite bouts of short-term volatility, U.S. equities gained ground in the first half of 2011, buoyed by solid corporate earnings and modest improvement in employment. A strong start had the market up more than 100% off its March 2009 low, but investors were unnerved by this past March's natural disaster in Japan, while weaker economic data and new concern about Greek debt hurt performance during May and June. The longer-term outlook remains clouded by the impact of inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Class A	.69%
Actual		$ 1,000.00	$ 1,031.90	$ 3.48
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.46
Class T	.68%
Actual		$ 1,000.00	$ 1,030.90	$ 3.42
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.41
Class B	1.33%
Actual		$ 1,000.00	$ 1,028.60	$ 6.69
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.66
Class C	1.47%
Actual		$ 1,000.00	$ 1,026.90	$ 7.39
HypotheticalA		$ 1,000.00	$ 1,017.50	$ 7.35
Intermediate Municipal Income	.41%
Actual		$ 1,000.00	$ 1,032.30	$ 2.07
HypotheticalA		$ 1,000.00	$ 1,022.76	$ 2.06
Institutional Class	.44%
Actual		$ 1,000.00	$ 1,032.10	$ 2.22
HypotheticalA		$ 1,000.00	$ 1,022.61	$ 2.21

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
New York	15.9	14.6
California	14.1	14.3
Illinois	11.1	10.8
Texas	9.0	11.0
Florida	8.1	8.1
Top Five Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.8	34.9
Health Care	15.1	15.0
Special Tax	12.3	12.0
Electric Utilities	12.0	11.4
Transportation	7.2	7.3
Weighted Average Maturity as of June 30, 2011
		6 months ago
Years	5.4	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes.Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2011
6 months ago
Years	5.3	5.4

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2011	As of December 31, 2010
AAA 9.8%	AAA 10.1%
AA,A 78.5%	AA,A 79.0%
BBB 6.9%	BBB 6.9%
BB and Below 0.3%	BB and Below 0.3%
Not Rated 2.1%	Not Rated 2.0%
Short-Term Investments and Net Other Assets 2.4%	Short-Term Investments and Net Other Assetss 1.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.3%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. (Ascension Health Subordinate Cr. Group Proj.):
Series 2005 A1, 5% 6/1/12	$ 2,000	$ 2,078
Series 2005 A2, 5% 6/1/12	1,500	1,559
Health Care Auth. for Baptist Health Bonds Series 2009 A, 6.125%, tender 5/15/12 (c)	6,000	6,141
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	1,889
5.5% 1/1/22	2,300	2,014
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	5,000	5,133
		18,814
Arizona - 2.1%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,839
5% 10/1/17 (FSA Insured)	10,000	11,172
5% 10/1/18 (FSA Insured)	2,500	2,777
5.25% 10/1/20 (FSA Insured)	6,695	7,366
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/12	1,200	1,227
Series 2008 D:
5.5% 1/1/38	6,300	6,382
6% 1/1/27	1,400	1,500
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	16,088
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,464
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32	1,360	1,147
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	6,700	7,363
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5.25% 7/1/11 (d)	2,250	2,250
5.5% 7/1/12 (d)	2,450	2,555
5.5% 7/1/13 (d)	1,005	1,083
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,222
Series 2011 C, 5% 7/1/21	1,000	1,153
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,090	$ 1,132
Series 2009 A:
5% 7/1/14	1,500	1,670
5% 7/1/18	7,665	8,908
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/11	1,175	1,175
		86,473
California - 14.1%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,748
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,403
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series AI:
5% 12/1/20 (b)	5,000	5,667
5% 12/1/25 (b)	2,195	2,452
5% 12/1/29 (b)	4,865	5,300
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.25% 5/1/12	4,000	4,162
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 101) (e)	2,600	2,739
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (c)	6,840	7,658
Series 2004 A:
5% 7/1/15	4,775	5,318
5.25% 7/1/12	1,210	1,267
5.25% 7/1/14	9,400	10,593
Series 2009 A:
5% 7/1/15	8,990	10,012
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (e)	6,210	7,017
5.25% 7/1/13 (Escrowed to Maturity) (e)	5,000	5,486
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,783
5.25% 7/1/14	10,245	11,545
5.25% 7/1/14 (Escrowed to Maturity) (e)	2,995	3,407
Series A, 5% 7/1/18	4,510	5,270
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	85
5% 10/1/13	1,550	1,683
5% 3/1/15	2,415	2,705
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 8/1/16	$ 6,070	$ 6,940
5% 3/1/19	1,470	1,634
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,973
5% 3/1/26	2,200	2,256
5% 6/1/27 (AMBAC Insured)	1,800	1,844
5.125% 11/1/24	1,900	1,965
5.25% 3/1/12	2,210	2,277
5.25% 2/1/15	5,000	5,383
5.25% 2/1/16	8,500	9,095
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,605	1,632
5.25% 2/1/28	3,400	3,473
5.25% 12/1/33	110	111
5.25% 4/1/34	30	30
5.5% 4/1/13	1,400	1,509
5.5% 4/1/13 (AMBAC Insured)	1,000	1,078
5.5% 8/1/29	13,900	14,570
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (e)	1,285	1,457
5.5% 8/1/30	10,000	10,367
5.5% 11/1/33	21,355	21,566
6% 3/1/33	12,375	13,425
6% 4/1/38	7,500	7,961
6% 11/1/39	35,800	38,109
6.5% 4/1/33	150	166
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	3,800	3,940
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,586
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	3,000	3,249
Series 2009 D, 5%, tender 7/1/14 (c)	4,100	4,446
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	5,900	6,394
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100) (e)	100	131
6.5% 10/1/38	5,300	5,818
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	8,836	6,213
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(d)	$ 3,400	$ 3,583
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,259
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (FGIC Insured)	3,405	3,726
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	6,080
(Various Cap. Projs.) Series 2009 G1, 5.25% 10/1/17	15,275	17,179
Series 2005 K, 5% 11/1/16	7,195	7,881
Series 2006 F, 5% 11/1/14 (FGIC Insured)	5,000	5,483
Series 2009 G1, 5.75% 10/1/30	2,100	2,134
Series 2009 I, 6.125% 11/1/29	1,300	1,374
Series 2010 A, 5.75% 3/1/30	4,100	4,169
California State Univ. Rev.:
Series 2009 A:
5.75% 11/1/25	5,000	5,428
5.75% 11/1/28	5,000	5,300
5% 11/1/14 (FSA Insured)	1,000	1,123
California Statewide Cmntys. Dev. Auth. Rev. (State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	1,000	1,057
5% 6/15/13	8,665	9,321
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	667
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,290	2,384
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,770	7,750
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,013
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,460
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,522
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.: - continued
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,002
5.75% 1/15/40	1,600	1,395
5.875% 1/15/27	1,000	966
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (e)	2,000	2,233
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	3,000	3,278
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,442
Series 2010 C, 5.25% 8/1/39	3,700	3,832
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,470
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 B, 5% 7/1/18	12,735	14,782
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,558
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2011 A, 5% 7/1/20	20,505	23,697
Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,569
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.) 5% 1/1/12 (FSA Insured) (d)	1,835	1,862
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	14,900	16,165
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,283
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	3,600	3,830
North City West School Facilities Fing. Auth. Spl. Tax Series 2006 C, 5% 9/1/12 (AMBAC Insured)	2,140	2,204
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,340
5% 7/1/20	2,000	2,230
5% 7/1/21	1,500	1,651
5% 7/1/22	2,250	2,446
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	$ 1,485	$ 1,572
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,508
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,420	3,596
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	4,985	4,581
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	795
5.25% 7/1/21	700	793
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005, 5% 7/1/19 (AMBAC Insured)	2,195	2,265
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,000	5,483
6.5% 8/1/27	3,500	4,002
6.5% 8/1/28	2,750	3,132
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	8,889
5.25% 8/1/26	2,200	2,162
5.5% 8/1/20	2,000	2,130
Series 2009 B, 5% 8/1/18	7,355	7,818
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/21	3,240	3,642
5% 5/15/22	2,000	2,231
Series 2009 B, 5% 5/15/12	500	519
San Diego Unified School District Series C:
0% 7/1/46	20,405	2,021
0% 7/1/47	13,000	1,205
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,395	1,436
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,371
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,620	3,533
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	4,972
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,900	$ 1,249
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	1,700	1,731
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	10,920
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	846
Univ. of California Revs.:
Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,334
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,880	7,769
Series 2009 O, 5.25% 5/15/39	1,900	1,938
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	4,580
		586,054
Colorado - 1.1%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (e)	5,000	4,976
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,073
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,432
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (e)	11,100	7,458
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,184
5% 11/15/12 (Escrowed to Maturity) (e)	120	128
5% 11/15/14	1,105	1,226
5% 11/15/14 (Escrowed to Maturity) (e)	60	68
Series 2006 F:
5% 11/15/13	395	430
5% 11/15/13 (Escrowed to Maturity) (e)	890	983
5% 11/15/14	420	466
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 F:
5% 11/15/14 (Escrowed to Maturity) (e)	$ 935	$ 1,065
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,100
(Volunteers of America Care Proj.) Series 2007 A:
5% 7/1/11	645	645
5% 7/1/12	675	675
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (c)	5,800	6,357
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	6,020	6,132
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,416
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100) (e)	1,000	1,168
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100) (e)	1,000	1,168
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,112
Series 2010 A:
0% 9/1/35	2,000	346
0% 9/1/37	3,000	437
0% 9/1/38	3,760	507
		44,552
Connecticut - 0.6%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1:
5% 2/1/14	10,000	10,996
5% 2/1/15	10,000	11,294
Hartford Gen. Oblig. Series A:
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,020	1,067
5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,233
		25,590
District Of Columbia - 0.6%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,075
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,400	$ 3,362
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 4% 8/15/11 (FSA Insured)	1,050	1,053
Series A, 5% 6/1/40	6,700	6,172
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A:
5% 4/1/12	2,550	2,616
5% 4/1/14	2,000	2,154
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,264
		25,696
Florida - 7.8%
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,055
Series 2007 A, 5% 7/1/16 (FGIC Insured)	2,180	2,404
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,464
Series 2011 A1, 5% 6/1/18 (b)	2,000	2,091
5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,109
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,497
Clearwater Wtr. and Swr. Rev. Series 2009 B:
5% 12/1/11	2,695	2,746
5% 12/1/12	3,880	4,121
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,852
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,285
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 D, 5% 6/1/21	2,780	3,163
Series A, 5.5% 6/1/38	1,800	1,919
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,928
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,826
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,660
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	$ 2,800	$ 2,808
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (e)	6,500	6,695
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (e)	5,000	5,593
Series 2005 I:
5% 11/15/17	2,600	2,946
5% 11/15/18	2,000	2,255
Series 2008 B, 6% 11/15/37	12,000	12,429
Series B:
5% 11/15/17	1,050	1,148
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100) (e)	150	174
Series G:
5% 11/15/12	965	1,018
5% 11/15/12 (Escrowed to Maturity) (e)	35	37
5% 11/15/13	1,545	1,681
5% 11/15/13 (Escrowed to Maturity) (e)	55	61
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (c)	8,750	9,055
Series 2008 A, 6.1%, tender 11/14/13 (c)	9,000	10,019
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,878
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101) (e)	3,600	4,975
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100) (e)	1,940	2,389
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	2,000	2,056
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,096
5% 9/1/22	2,270	2,532
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,577
5% 10/1/14	7,000	7,704
Jacksonville Sales Tax Rev. Series 2008, 4% 10/1/11	2,105	2,122
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2011, 2% 10/1/12 (b)	$ 2,300	$ 2,338
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,067
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) Series 2006:
5% 11/15/12	1,340	1,392
5% 11/15/14	2,485	2,649
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,655	3,776
5.25% 6/1/24	3,800	3,920
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	4,607
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	9,986
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	4,140	4,265
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,320
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	7,932
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,500	2,613
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	7,382
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,932
5% 8/1/15 (AMBAC Insured)	5,990	6,530
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,304
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	7,531
5.75% 10/1/43	1,850	1,815
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	4,757
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (e)	3,260	3,509
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev.: - continued
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,000	$ 5,647
Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,924
5% 11/1/14 (FSA Insured)	1,825	1,957
Orange County School Board Ctfs. of Prtn. Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,145
Orlando Utils. Commission Util. Sys. Rev. Series 2011 B:
5% 10/1/19 (b)	1,500	1,742
5% 10/1/20 (b)	3,500	4,061
Palm Beach County School Board Ctfs. of Prtn. Series 2002 D, 5.25% 8/1/14 (FSA Insured)	3,535	3,688
Palm Beach County Solid Waste Auth. Rev. Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	17,391
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (c)	5,200	5,583
Reedy Creek Impt. District Utils. Rev. Series 2003-2, 5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,125	15,859
Saint Lucie County School Board Ctfs. of Prtn. Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,498
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,062
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,637
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,648
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,679
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (d)	5,965	6,504
5% 10/1/18 (FSA Insured) (d)	10,515	11,320
5% 10/1/19 (FSA Insured) (d)	5,965	6,294
		323,632
Georgia - 3.3%
Atlanta Arpt. Rev.:
Series 2004 A, 5.375% 1/1/12 (FSA Insured) (d)	4,000	4,086
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Arpt. Rev.: - continued
Series 2004 F, 5.25% 1/1/13 (FSA Insured) (d)	$ 1,200	$ 1,270
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (c)	8,400	8,552
Series 2008, 0.8%, tender 6/21/12 (c)	15,145	15,149
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2008 D, 6.75%, tender 4/1/12 (c)	11,300	11,723
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	7,015	5,006
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,332
5% 11/1/18	6,000	6,617
5% 11/1/19	3,000	3,281
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2005 V:
6.6% 1/1/18 (e)	35	41
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,801
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	12,365	12,893
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A:
5% 9/15/12	565	580
5% 9/15/14	715	743
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	11,600	11,774
Muni. Elec. Auth. of Georgia:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,554
5.25% 1/1/20	1,625	1,842
Series 2008 D, 5.75% 1/1/19	11,500	13,338
Series 2009 B, 5% 1/1/16	2,500	2,816
Series 2011 A, 5% 1/1/21	9,000	9,990
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/12	1,350	1,416
5% 10/1/13	1,450	1,536
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	10,613
		136,953
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (d)	$ 4,995	$ 5,466
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,276
		9,742
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	2,877
6.75% 11/1/37	2,600	2,789
		5,666
Illinois - 11.1%
Adams County School District #172 Series 2002 B, 5.5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,575	2,628
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	1,005
Series 1999 A:
0% 12/1/11 (FGIC Insured)	4,600	4,574
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	833
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,834
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,331
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,428
Series 2010 F, 5% 12/1/31	20,000	19,305
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,521
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	775	775
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	371
Series 2004 A:
5.25% 1/1/29 (FSA Insured)	190	191
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (e)	910	1,013
Series 2006 A, 5% 1/1/23	10,975	11,107
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (e)	4,155	4,310
Chicago Midway Arpt. Rev. Series 1996 B, 6.125% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,740	2,748
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,036
Series 2010 D:
5.25% 1/1/18 (d)	750	808
5.25% 1/1/19 (d)	5,125	5,471
Series 2011 B, 5% 1/1/20	4,430	4,806
Series 2011 C, 6.5% 1/1/41	14,300	15,667
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,123
Chicago Park District Gen. Oblig.:
Series 2003 A, 5.25% 1/1/21	1,765	1,857
Series 2010 C:
5% 1/1/22	3,155	3,465
5% 1/1/23	3,400	3,700
5% 1/1/24	2,000	2,150
5.25% 1/1/37	3,385	3,446
5.25% 1/1/40	1,575	1,598
Series A, 5.5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	370	371
Chicago Sales Tax Rev. Series 1998:
5.5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,252
5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,732
Chicago Spl. Trans. Rev. Series 2001, 5.5% 1/1/12 (Escrowed to Maturity) (e)	1,470	1,490
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/19	4,450	4,564
Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,725
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A, 5% 6/1/12	3,645	3,752
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	6,231
Series 2008, 5.25% 11/1/33	5,200	5,256
Cook County Cmnty. Consolidated School District #21, Wheeling Series 2001, 0% 12/1/13 (Escrowed to Maturity) (e)	2,500	2,448
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,119
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.: - continued
Series 2004 B:
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 600	$ 609
Series 2009 D, 5% 11/15/17	3,250	3,570
Series 2010 A, 5.25% 11/15/24	17,925	18,956
Cook County High School District #201 J. Sterling Morton Tpk. Series 2000, 0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,275	4,243
Cook County Thorton Township High School District #205 Series 2008:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,000	1,016
5% 12/1/12 (Assured Guaranty Corp. Insured)	2,735	2,875
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,904
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,288
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 5/1/13 (c)(d)	6,320	6,479
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24	3,255	3,410
Series A, 5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Escrowed to Maturity) (e)	475	519
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	525	566
Hodgkins Tax Increment Rev. Series 2005, 5% 1/1/12	1,095	1,106
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,301
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (e)	28,900	18,357
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,684
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	1,400	1,478
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,700
5.25% 10/1/14	2,290	2,430
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	2,792
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	5,000	4,714
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	$ 1,030	$ 1,085
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,243
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	3,000
(Memorial Health Sys. Proj.) Series 2009, 5.25% 4/1/20	1,650	1,737
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	6,605
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,019
5% 5/15/19	3,940	4,171
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,216
6.25% 5/1/21	6,395	6,897
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	785	816
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,175
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,415
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	4,849
Bonds (Advocate Health Care Proj.) Series 2008 A3, 3.875%, tender 5/1/12 (c)	4,000	4,110
Illinois Gen. Oblig.:
(Illinois FIRST Proj.) Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,015
Series 2002:
5.25% 12/1/17 (FSA Insured)	1,000	1,036
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,449
Series 2004 A, 5% 3/1/12	1,000	1,024
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	8,039
Series 2006:
5% 1/1/18	9,600	10,366
5% 1/1/19	3,200	3,420
Series 2007 B, 5% 1/1/15	1,150	1,247
Series 2010:
4% 1/1/13	3,900	4,039
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2010:
5% 1/1/21 (FSA Insured)	$ 10,000	$ 10,371
Illinois Health Facilities Auth. Rev.:
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,611
(Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	2,300	2,115
Illinois Sales Tax Rev. Series 2010:
5% 6/15/15	1,200	1,321
5% 6/15/16	10,000	11,136
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100) (e)	2,300	2,714
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100) (e)	31,840	37,577
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	4,152
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (e)	1,500	1,697
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,122
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	3,353
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (e)	860	811
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	1,964
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,289
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,362
0% 12/1/14 (FSA Insured)	5,180	4,792
0% 12/1/15 (FSA Insured)	3,810	3,403
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,574
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	2,493
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A:
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,450	$ 2,906
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,240	2,583
0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	918
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	1,945
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,022
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,100	7,135
Series 2010 B1, 0% 6/15/44	14,600	1,741
Series A, 0% 6/15/14 (Escrowed to Maturity) (e)	5,945	5,782
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	590	537
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/12	2,235	2,307
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,086
5% 10/1/19	1,475	1,542
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,300	1,305
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	2,732
0% 4/1/14	3,500	3,293
Will County Cmnty. Unit School District #365-U:
Series 2002, 0% 11/1/16 (FSA Insured)	4,000	3,319
0% 11/1/14 (Escrowed to Maturity) (e)	1,515	1,471
0% 11/1/14 (FSA Insured)	1,285	1,173
0% 11/1/17 (FSA Insured)	1,300	1,009
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	912
		462,586
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - 3.0%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	$ 1,065	$ 1,018
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,235
5% 1/10/14 (FSA Insured)	1,180	1,294
5% 7/10/14 (FSA Insured)	1,215	1,344
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (FSA Insured)	1,405	1,495
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	5,270
East Allen Woodlan School Bldg. Corp. Series 2005, 5% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,295	1,325
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,888
GCS School Bldg. Corp. One Series 2004, 5.5% 7/15/12 (FSA Insured)	1,280	1,346
Goshen Multi-School Bldg. Corp. Series 2005, 5% 1/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,869
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,151
5.25% 7/15/16 (FSA Insured)	2,095	2,429
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	11,380	13,328
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (c)(d)	1,650	1,763
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,306
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,550
5% 12/1/17	855	982
Series 2010 A, 5% 2/1/17	3,700	4,295
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	7,800	8,615
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A4, 5% 6/1/12	2,750	2,865
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,167
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	$ 3,000	$ 2,511
0% 12/1/17 (AMBAC Insured)	1,470	1,206
0% 6/1/18 (AMBAC Insured)	1,740	1,388
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (d)	1,110	1,163
Indianapolis Thermal Energy Sys.:
Series 2001 A, 5.5% 10/1/16 (Pre-Refunded to 10/1/11 @ 101) (e)	5,000	5,112
Series 2010 B:
5% 10/1/20	8,310	9,135
5% 10/1/21	5,500	6,075
Lawrenceburg School Bldg. Corp. Series 2002, 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (e)	1,090	1,147
Michigan City School Bldg. Corp. Series 2004, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,210	2,259
Petersburg Poll. Cont. Rev. Series 1991, 5.75% 8/1/21	9,000	9,189
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (e)	1,530	1,779
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (e)	1,310	1,523
Rockport Poll. Cont. Rev. Bonds:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	2,000	2,001
(Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (c)	3,500	3,795
Series 2009 B, 6.25%, tender 6/2/14 (c)	5,000	5,421
Univ. of Southern Indiana Rev. Series J:
5% 10/1/11 (Assured Guaranty Corp. Insured)	1,700	1,716
5% 10/1/12 (Assured Guaranty Corp. Insured)	1,790	1,875
5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	2,025
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,642
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,449
Westfield Washington Multi-School Bldg. Corp. Series 2005 A, 5% 1/15/12 (FSA Insured)	1,005	1,029
		125,975
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Iowa - 0.2%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	$ 1,685	$ 1,815
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11 (Escrowed to Maturity) (e)	4,800	4,835
		6,650
Kansas - 0.3%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	320
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,154
Kansas Dev. Fin. Auth. Rev. Series 2002 II:
5.5% 11/1/19 (Pre-Refunded to 11/1/12 @ 100) (e)	1,000	1,070
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100) (e)	1,000	1,070
Olathe Health Facilities Rev. Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	2,000	2,033
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,584
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17	5,000	5,475
		12,706
Kentucky - 1.4%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,457
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,407
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,047
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	7,835
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series B, 1%, tender 9/1/11 (c)	1,800	1,800
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	13,523
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	12,805	12,763
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2003 C, 5.5% 7/1/12 (FSA Insured) (d)	$ 2,250	$ 2,348
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (c)	9,000	9,755
		56,935
Louisiana - 0.5%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,023
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (e)	2,700	2,703
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,299
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	1,050	1,093
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,281
5% 7/1/15	2,740	2,964
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,780
0% 9/1/13 (AMBAC Insured)	1,400	1,315
		20,458
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,445
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	2,080	2,169
6% 7/1/38	1,800	1,953
		8,567
Maryland - 0.7%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,606
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	5,255	4,430
(Univ. of Maryland Med. Sys. Proj.):
Series 2005, 4% 7/1/11 (AMBAC Insured)	1,000	1,000
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
4% 7/1/11	$ 2,000	$ 2,000
5% 7/1/12	1,000	1,036
5% 7/1/17	1,190	1,311
5% 7/1/18	2,500	2,718
Series 2010, 5.125% 7/1/39	3,600	3,540
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,775	1,895
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (c)	2,625	2,811
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	535	590
5% 4/1/16	1,665	1,911
		27,848
Massachusetts - 2.4%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	2,570	2,953
Lynn Gen. Oblig. 5% 12/1/11	2,060	2,097
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	115	119
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A:
5% 1/1/12	715	727
5% 1/1/13	750	784
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,069
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (c)(d)	3,000	3,255
Massachusetts Gen. Oblig.:
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (e)	11,400	12,091
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (e)	2,000	2,128
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (e)	1,800	1,972
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (e)	5,900	6,496
Series 2007 B, 5% 11/1/15	7,000	8,104
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2007 C:
5.25% 8/1/22	$ 3,300	$ 3,692
5.25% 8/1/23	1,600	1,780
5.25% 8/1/24	4,000	4,414
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.):
Series 2008 E1, 5.125% 7/1/33	2,000	1,813
Series 2008 E2:
5% 7/1/11	3,000	3,000
5% 7/1/12	2,075	2,142
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,361
5% 7/1/21	4,700	5,174
Bonds:
(Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (c)	2,045	2,190
5%, tender 7/1/15 (c)	7,000	7,713
(Northeastern Univ. Proj.):
Series 2008 T2, 4.1%, tender 4/19/12 (c)	1,800	1,854
Series 2009 T1, 4.125%, tender 2/16/12 (c)	2,900	2,968
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (d)	1,000	995
5.5% 1/1/14 (AMBAC Insured) (d)	1,000	964
5.5% 1/1/17 (AMBAC Insured) (d)	4,040	3,702
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,617
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,208
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		98,407
Michigan - 2.3%
Big Rapids Pub. School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,150	1,183
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003:
5% 9/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,015
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003: - continued
5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500	$ 1,550
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,257
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	3,835
Series 2006 D, 0.804% 7/1/32 (c)	5,540	3,782
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,751
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,142
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,430
5% 12/1/15	665	748
Kalamazoo Pub. Schools Series 2009, 5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,563
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,112
5% 11/15/21	650	717
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13	2,640	2,673
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (e)	160	162
Michigan Gen. Oblig. Series 2001, 5.5% 12/1/12	1,570	1,678
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series 2002 A:
5.5% 3/1/16	1,000	1,020
5.5% 3/1/17	1,885	1,918
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	8,000	8,016
Series 2008 A:
5% 5/15/12	1,250	1,294
5% 5/15/13	1,500	1,604
(Oakwood Obligated Group Proj.) Series 2003, 5.5% 11/1/11	1,915	1,939
(Trinity Health Sys. Proj.):
Series 2006 A, 5% 12/1/26	1,200	1,204
Series 2008 A, 6.5% 12/1/33	5,500	5,920
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B, 3.75%, tender 3/15/12 (c)	$ 10,000	$ 10,241
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series 1999 A, 5.55% 9/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,500	1,498
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	11,449
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,369
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (e)	1,025	1,114
West Bloomfield School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,040	1,074
Western Michigan Univ. Rev. Series 2009:
5.25% 11/15/12 (Assured Guaranty Corp. Insured)	2,780	2,937
5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,237
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/13	1,000	1,037
4% 1/1/14	1,100	1,160
5% 1/1/15	1,585	1,740
		95,369
Minnesota - 0.7%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	575	583
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (d)	1,000	1,057
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,347
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,526
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,570	5,985
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,573
5% 1/1/20	4,500	4,957
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/12	$ 400	$ 408
5% 5/15/13	395	411
5% 5/15/14	250	263
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,230	1,233
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,500	1,674
5.5% 7/1/18	1,400	1,547
		29,564
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,351
5% 8/15/13	1,500	1,575
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/11	1,305	1,314
		4,240
Missouri - 0.2%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	1,000	1,042
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (e)	1,000	1,061
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,084
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,108
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.:
5.125% 1/1/20	370	387
5.125% 1/1/20 (Pre-Refunded to 1/1/13 @ 100) (e)	1,945	2,083
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (d)	1,500	1,619
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	1,960
		10,344
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	$ 5,100	$ 5,108
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
(Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,713
(Immanuel Med. Ctr. Proj.) Series 2010, 5.625% 1/1/40	1,500	1,491
		5,204
Nevada - 0.6%
Clark County Arpt. Rev.:
Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (d)	1,500	1,547
5.375% 7/1/20 (AMBAC Insured) (d)	1,100	1,123
Series 2008 E, 5% 7/1/11	5,000	5,000
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	5,965	6,224
Series 2002 C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (e)	1,000	1,048
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,542
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,058
5% 7/1/14	1,000	1,073
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300	2,430
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,652
		26,697
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	600	605
New Jersey - 2.1%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 A, 5% 2/15/14	1,710	1,757
Series 2005 B, 5% 2/15/13	2,210	2,255
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	$ 2,300	$ 2,621
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,022
5.25% 6/15/21	4,500	4,745
5.25% 6/15/22	10,585	11,038
New Jersey Econ. Dev. Auth. Exempt Facilities Rev. Bonds (Pub. Svc. Elec. and Gas Co. Proj.) Series 2010 A, 1.2%, tender 12/1/11 (c)(d)	8,300	8,317
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	4,500	4,599
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/15	3,000	3,323
5.25% 3/1/21	6,500	6,827
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,260
5.25% 3/1/23	1,500	1,551
5.25% 3/1/24	5,550	5,724
5.25% 3/1/25	4,200	4,315
5.25% 3/1/26	4,700	4,812
Series 2008 Y:
5% 9/1/11	1,000	1,007
5% 9/1/12	2,545	2,684
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series 2000 A, 6.875% 7/1/30	1,200	1,200
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (e)	3,735	4,181
New Jersey Tpk. Auth. Tpk. Rev. Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (e)	6,420	7,208
New Jersey Trans. Trust Fund Auth. Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,332
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	2,000	2,056
		88,834
New Mexico - 1.0%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (c)	27,900	28,622
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	$ 5,000	$ 5,380
4% 9/1/16	3,000	3,233
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,304
		40,539
New York - 15.9%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,174
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,965
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,096
5.75% 7/1/40	1,000	1,003
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (e)	4,740	5,206
5.75% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (e)	2,240	2,342
Series 2004:
5.75% 5/1/17 (FSA Insured)	2,895	3,174
5.75% 5/1/19 (FSA Insured)	5,590	6,032
5.75% 5/1/22 (FSA Insured)	8,525	9,035
5.75% 5/1/25 (FSA Insured)	1,715	1,798
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33	6,000	6,534
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,039
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (e)	2,495	2,684
New York City Gen. Oblig.:
Series 2002 A1, 5.25% 11/1/14 (Pre-Refunded to 11/1/11 @ 101) (e)	600	616
Series 2005 F1, 5.25% 9/1/14	3,600	4,064
Series 2005 G, 5% 8/1/14	6,500	7,269
Series 2008 E, 5% 8/1/13	11,760	12,797
Series 2010 C, 5% 8/1/14	10,000	11,184
Series 2010 E, 5% 8/1/16	11,210	12,952
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series C:
5.5% 8/1/13	$ 1,965	$ 2,109
5.5% 8/1/13 (Pre-Refunded to 2/1/13 @ 100) (e)	35	38
Series J:
5% 3/1/12	1,105	1,139
5% 3/1/12 (Escrowed to Maturity) (e)	1,915	1,975
Series K:
5% 8/1/11	2,165	2,172
5% 8/1/11 (Escrowed to Maturity) (e)	1,130	1,134
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	839
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	4,989
Series 2009 S2, 6% 7/15/38	7,000	7,543
Series 2009 S3, 5.25% 1/15/34	20,000	20,626
Series 2009 S4, 5.75% 1/15/39	6,400	6,780
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	32,135	32,647
6% 11/1/28 (a)	41,505	42,232
Series 2010 B, 5% 11/1/20	37,195	42,854
Series 2010 D:
5% 11/1/15	1,475	1,707
5% 11/1/16	9,410	11,040
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	2,843
Series 2009 A:
5% 3/15/17	9,975	11,659
5% 3/15/19	11,040	12,868
Series 2009 D, 5% 6/15/13	28,070	30,496
Series 2010 A:
5% 2/15/19	1,000	1,165
5% 2/15/20	3,000	3,507
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	7,705	8,011
Series A:
5.75% 7/1/13	2,720	2,829
5.75% 7/1/13 (AMBAC Insured)	875	910
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
5% 2/15/12	$ 6,855	$ 7,043
5% 2/15/13	6,545	6,999
5% 8/15/13	7,390	7,968
(Mental Health Svcs. Proj.) Series 2005 D, 5% 2/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,000	9,234
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	900	937
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	5,300	5,767
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	6,109
Series 2009 A:
5% 7/1/20	5,000	5,592
5% 7/1/21	12,335	13,696
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	18,977
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/13	4,280	4,685
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (c)	9,600	10,149
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	7,890	8,852
Series 2005 C, 5.25% 11/15/14	1,000	1,121
Series 2008 C, 6.5% 11/15/28	11,300	12,999
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (c)(d)	28,100	28,162
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	5,000	5,294
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,262
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A:
5% 4/1/13	3,420	3,682
5% 4/1/14	1,500	1,662
Series 2010 A, 5% 4/1/23	8,195	9,074
Series 2011 A, 5% 4/1/19	2,000	2,313
Series 2011 A1, 5% 4/1/20	2,220	2,564
Series 2011 A2, 5% 4/1/21	2,000	2,306
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,781
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Urban Dev. Corp. Rev.: - continued
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	$ 4,085	$ 4,233
Series 2008 D, 5% 1/1/13	9,500	10,103
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (c)(d)	3,000	3,044
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	6,700	6,996
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,301
5.25% 6/1/22 (AMBAC Insured)	9,450	9,872
5.5% 6/1/14	495	497
5.5% 6/1/15	5,780	5,799
5.5% 6/1/16	20,000	20,061
5.5% 6/1/17	1,900	1,906
5.5% 6/1/19	1,000	1,054
Series 2003B 1C:
5.5% 6/1/14	1,055	1,059
5.5% 6/1/15	4,900	4,916
5.5% 6/1/16	1,600	1,605
5.5% 6/1/17	7,950	7,974
5.5% 6/1/18	17,165	17,649
5.5% 6/1/19	4,700	4,952
5.5% 6/1/20	800	842
5.5% 6/1/22	600	630
Series 2011, 5% 6/1/16 (b)	17,000	19,379
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A, 5.125% 1/1/22	2,000	2,032
Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (e)	9,100	10,429
		663,637
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (d)	1,215	1,218
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	4,100	4,301
		5,519
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - 0.8%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (AMBAC Insured)	$ 1,580	$ 1,731
5.25% 6/1/20 (AMBAC Insured)	1,520	1,620
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,586
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003 A, 5% 11/1/11 (FSA Insured)	1,200	1,215
Series 2003, 5% 11/1/12 (FSA Insured)	1,300	1,359
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17	1,400	1,526
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B:
5% 1/1/15	1,250	1,389
5% 1/1/16	3,000	3,369
5% 1/1/20	2,110	2,298
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,601
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,432
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,549
5% 6/1/22	4,000	4,291
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,700	1,742
		33,708
North Dakota - 0.1%
Fargo Health Sys. Rev. Series 2002 A, 5.625% 6/1/15 (Pre-Refunded to 6/1/12 @ 100) (e)	3,685	3,864
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006:
5% 7/1/12	1,000	1,032
5% 7/1/14	1,000	1,063
		5,959
Ohio - 2.7%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/12	1,690	1,717
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A2:
5.75% 6/1/34	2,000	1,497
6% 6/1/42	1,500	1,109
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	$ 1,435	$ 1,519
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (e)	1,060	1,083
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (e)	600	604
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,078
Montgomery County Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	3,210	3,252
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,418
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,491
5% 10/1/22	2,000	2,183
5% 10/1/23	3,000	3,248
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	3,475	4,073
Series 2010 B, 4% 9/15/15	2,830	3,139
(Higher Ed. Proj.):
Series 2010 A:
5% 8/1/15	6,010	6,889
5% 8/1/16	3,480	4,054
Series 2010 B, 5% 8/1/15	15,775	18,081
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,130
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	4,970
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/14	7,000	7,907
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	5,900	6,631
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(d)	15,000	15,959
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	26
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Olentangy Local School District: - continued
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (e)	$ 975	$ 1,021
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/22	500	505
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/11	1,220	1,237
5.75% 12/1/35	5,200	5,215
		112,036
Oklahoma - 0.8%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (e)	1,000	998
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,134
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,356
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,676
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,328
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B:
5% 8/15/12	1,500	1,567
5% 8/15/13	1,260	1,362
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,493
5% 1/1/22 (FSA Insured)	12,455	13,845
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,444
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,097
5% 12/15/14	850	953
		35,253
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	3,500	3,792
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 3.5%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	$ 3,500	$ 3,606
Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,210	1,239
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	6,200	6,713
Series 2008 B:
5% 6/15/12	2,000	2,086
5% 6/15/13	2,000	2,149
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,393
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series 2006 A:
5% 12/15/12	1,120	1,139
5% 12/15/13	1,155	1,182
Series 2006 B, 5% 12/15/13	3,115	3,187
(Crozer-Keystone Health Sys. Proj.) Series 2002:
5.75% 12/15/13	175	180
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (e)	380	397
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22	2,400	2,906
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,543
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	1,950
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,651
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,372
Series 2009 A, 5% 6/1/17	2,925	3,178
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (d)	1,300	1,314
6.5% 11/1/16 (d)	1,100	1,114
Pennsylvania Gen. Oblig. Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100) (e)	1,745	2,063
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev. (The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	$ 2,100	$ 2,314
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	17,171
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	8,636
Series 2009 B, 5% 12/1/16	12,500	14,260
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,787
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,110
Philadelphia Gen. Oblig.:
Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,025
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,737
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,360	3,417
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	722
Series 2010 C:
5% 9/1/20	14,000	14,920
5% 9/1/21	6,000	6,319
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,297
Pittsburgh School District:
Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,041
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	3,033
Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,688
5% 9/1/20 (FSA Insured)	1,000	1,122
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,509
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	4,891
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
West Allegheny School District Series 2003 B, 5.25% 2/1/13 (FGIC Insured)	$ 1,345	$ 1,435
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,214
		144,010
Puerto Rico - 0.1%
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (c)	5,000	5,365
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series 2006 A, 5% 5/15/14 (FSA Insured)	2,000	2,132
(Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	630	651
		2,783
South Carolina - 0.5%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 A, 5.25% 8/15/11	1,765	1,773
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,401
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,519
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	789
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,182
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2010, 5% 2/1/18	1,935	2,098
(Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,064
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,463
Series 2005 A, 5.5% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,448
Sumter Two School Facilities, Inc. Rev. Series 2007, 5% 12/1/17 (Assured Guaranty Corp. Insured)	1,335	1,476
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,700	3,891
		21,104
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	$ 375	$ 417
5.25% 11/1/18	1,000	1,101
		1,518
Tennessee - 1.1%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006, 5% 12/15/11	3,270	3,328
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,598
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,100	5,239
(Fort Sanders Alliance Proj.) Series 1993:
5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,240	1,311
6.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,804
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2003 A:
5% 9/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,846
5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,162
Series 2010 B, 5.625% 7/1/20 (d)	5,000	5,462
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	1,600	1,737
4.75% 7/1/15	3,560	3,919
Shelby County Gen. Oblig. Series 1996 B, 0% 12/1/12	10,000	9,732
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,650
		45,788
Texas - 9.0%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,912
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,446
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	871
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	$ 1,750	$ 1,796
6% 1/1/18	1,000	1,003
6% 1/1/19	1,335	1,328
Austin Elec. Util. Sys. Rev.:
0% 11/15/12 (AMBAC Insured)	5,645	5,522
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,559
Austin Independent School District Series 2006, 5.25% 8/1/11	3,515	3,527
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A:
5% 11/15/14	2,315	2,614
5% 11/15/17	1,375	1,600
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,144
5.25% 2/15/42	6,000	6,227
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,423
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,185
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	182
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (e)	1,190	1,240
5.375% 5/1/16 (FSA Insured)	185	192
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (e)	1,240	1,292
5.375% 5/1/17 (FSA Insured)	195	201
Birdville Independent School District Series 1999, 0% 2/15/12	4,150	4,143
Boerne Independent School District Series 2004, 5.25% 2/1/35	1,300	1,317
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,138
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,500
Camino Real Reg'l. Mobility Auth. Series 2008:
5% 2/15/13	9,340	9,754
5% 8/15/13	9,575	10,088
Clint Independent School District Series 2003:
5.5% 8/15/18	190	198
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (e)	810	858
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Cypress-Fairbanks Independent School District:
Series 2002, 5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (e)	$ 1,500	$ 1,551
Series A, 0% 2/15/16	3,640	3,362
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2008, 5.25% 12/1/43	2,555	2,637
5.25% 12/1/38	6,700	6,949
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,618
5% 11/1/16	3,000	3,402
5% 11/1/21	1,500	1,593
Series 2009, 5% 11/1/19	1,000	1,120
Dallas Independent School District:
Series 2005, 5.25% 8/15/11	2,000	2,011
Series 2008, 6.375% 2/15/34	1,300	1,502
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	1,810
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,543
Series 2009, 5% 2/15/17	1,220	1,428
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,745
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,069
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,246
Grapevine Gen. Oblig. Series 2009, 5% 2/15/14	1,745	1,923
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Children's Hosp. Proj.) Series 2009, 5% 10/1/19	1,260	1,433
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	5,595
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,317
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	8,188
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	2,400	2,646
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) Series 2002:
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (e)	1,000	1,034
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) Series 2002: - continued
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (e)	$ 1,140	$ 1,179
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series 1997 A, 5.375% 7/15/11 (FSA Insured) (d)	3,300	3,304
Series 2011 A, 5% 7/1/20 (b)(d)	8,000	8,402
Series A, 5.5% 7/1/39	6,000	6,161
Houston Independent School District:
Series 2005 A, 0% 2/15/16	6,395	5,907
0% 8/15/15	2,000	1,886
Houston Util. Sys. Rev. Series 2007 B, 5% 11/15/18 (FGIC Insured)	2,500	2,876
Houston Wtr. & Swr. Sys. Rev. Series C, 0% 12/1/11 (AMBAC Insured)	8,250	8,235
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,155
0% 2/15/17	1,400	1,237
Series 2009, 4% 2/15/14	410	443
Hurst Euless Bedford Independent School District Series 1994, 0% 8/15/12	5,105	5,085
Irving Gen. Oblig. Series 2009, 5% 9/15/17	1,885	2,226
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	956
Keller Independent School District Series 1996 A:
0% 8/15/12	1,590	1,584
0% 8/15/17	1,020	887
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,527
Klein Independent School District Series 2005 A, 5% 8/1/13	1,455	1,589
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,544
Lower Colorado River Auth. Rev.:
Series 2008, 5.75% 5/15/37	3,600	3,707
Series 2010:
5% 5/15/14	6,000	6,642
5% 5/15/15	2,475	2,807
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5.25% 5/15/21	2,405	2,522
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Manor Independent School District Series 2007, 5.25% 8/1/34	$ 2,000	$ 2,089
Mansfield Independent School District:
5.5% 2/15/15	25	26
5.5% 2/15/16	35	36
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,091
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 1.55%, tender 10/3/11 (c)	3,000	3,000
Montgomery County Gen. Oblig.:
Series 2002 A:
5.625% 3/1/19 (FSA Insured)	520	533
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (e)	3,480	3,603
Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,578
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,007
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,269
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (e)	2,520	2,884
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (e)	1,100	1,250
North Texas Tollway Auth. Rev. Series 2008 A, 6% 1/1/23	2,200	2,423
Northside Independent School District Series A:
5.25% 2/15/17	725	742
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (e)	2,250	2,318
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,285
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,693
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	7,882
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,097
Rockwall Independent School District Series 2002:
5.375% 2/15/17	20	20
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Rockwall Independent School District Series 2002: - continued
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (e)	$ 1,025	$ 1,057
5.375% 2/15/18	25	26
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (e)	1,345	1,388
Round Rock Independent School District Series 2002:
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (e)	1,000	1,055
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (e)	1,050	1,108
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (d)	2,165	2,342
San Antonio Elec. & Gas Sys. Rev.:
Series 2002, 5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (e)	2,505	2,578
5.375% 2/1/17	3,140	3,224
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (e)	355	365
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005:
5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,858
5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	2,022
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,709
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (e)	3,650	4,153
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,397
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.):
Series 2002, 5.5% 10/1/12 (AMBAC Insured)	2,905	3,082
Series 2009:
5% 10/1/19	3,045	3,508
5% 10/1/20	2,180	2,482
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,669
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	1,175	1,285
5% 11/15/14	2,005	2,242
5% 11/15/15	1,880	2,138
5.75% 11/15/24	4,700	5,104
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	$ 7,000	$ 7,711
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,963
Texas Gen. Oblig.:
Series 2009 A, 5% 10/1/17	3,660	4,327
Series 2011 A:
5% 8/1/19 (b)(d)	1,545	1,744
5% 8/1/21 (b)(d)	1,530	1,705
Series 2011 B, 2% 8/1/12 (b)(d)	3,300	3,355
0% 10/1/13	8,900	8,617
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	7,055
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	6,000	6,378
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,430
Texas State Univ. Sys. Fing. Rev. Series 2004, 5% 3/15/12 (FSA Insured)	2,000	2,066
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	5,810	5,742
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	1,000	1,112
5.625% 7/15/21	835	837
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	2,930
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,162
Waller Independent School District:
5.5% 2/15/26	3,220	3,557
5.5% 2/15/33	4,160	4,454
5.5% 2/15/37	4,820	5,081
Waxahachie Independent School District Series 1997, 0% 8/15/14	1,460	1,414
White Settlement Independent School District:
5.75% 8/15/34	60	61
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100) (e)	1,190	1,263
Wylie Independent School District Series 2001, 0% 8/15/20	1,000	735
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Ysleta Independent School District:
Series 1993, 0% 8/15/11	$ 1,100	$ 1,100
Series 2005, 5% 8/15/23	1,745	1,892
		373,152
Utah - 0.3%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,716
5% 8/15/18	2,500	2,852
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,402
		12,970
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,205
6.125% 12/1/27 (AMBAC Insured)	2,800	2,836
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,043
5% 12/1/14 (FSA Insured)	1,200	1,290
5% 12/1/15 (FSA Insured)	1,000	1,089
		7,463
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13	3,250	3,454
5% 10/1/14	3,000	3,235
		6,689
Virginia - 0.7%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (c)(d)	7,500	7,665
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	2,200	2,244
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	12,000	12,882
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Peninsula Port Auth. Coal Term. Rev. Bonds (Dominion Term. Associates Proj.) Series 2003, 5%, tender 10/1/11 (c)	$ 5,000	$ 5,035
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	2,500	2,651
		30,477
Washington - 2.9%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,300
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,098
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (c)(d)	1,000	1,045
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,223
Energy Northwest Elec. Rev.:
(#1 Proj.) Series 2002 B, 6% 7/1/17	4,000	4,201
Series 2012 A:
5% 7/1/19 (b)	10,000	10,965
5% 7/1/20 (b)	25,000	27,271
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002:
5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145	150
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (e)	1,855	1,971
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,079
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	10,137
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	12,922
Series 2009, 5.25% 1/1/42	1,900	1,963
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,470
5% 12/1/19	1,385	1,595
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,081
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003: - continued
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,068
Thurston County Tumwater School District #33 Gen. Oblig. Series 1996 B:
0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,415	6,382
0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,830	6,697
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (Escrowed to Maturity) (e)	2,025	2,014
Series R 97A, 0% 7/1/19 (Escrowed to Maturity) (e)	3,440	2,786
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,724
5% 8/15/16	2,500	2,726
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,142
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	3,099
Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,509
(Swedish Health Svcs. Proj.) Series 1998, 5.5% 11/15/12 (AMBAC Insured)	3,000	3,009
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B, 0% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	3,959
		122,586
West Virginia - 0.2%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (e)	1,100	1,011
West Virginia Commissioner of Hwys. Spl. Oblig. Series 2006 A, 5% 9/1/12 (FSA Insured)	1,500	1,576
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,425
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (FGIC Insured)	2,815	3,094
		7,106
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - 0.5%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (e)	$ 875	$ 920
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (e)	1,300	1,370
Menasha Joint School District:
5.5% 3/1/19 (FSA Insured)	60	61
5.5% 3/1/19 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100) (e)	970	996
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,100	1,223
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	1,800	1,672
5.75% 7/1/30	2,000	1,998
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	1,000	1,062
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	903
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (e)	1,760	1,837
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (e)	1,000	1,045
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (e)	1,000	1,045
Series 2003 A, 5.5% 8/15/14	1,775	1,868
Series 2006 A, 5% 8/15/12	4,795	4,948
		20,948
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	6,476
TOTAL MUNICIPAL BONDS (Cost $3,931,306)		4,058,147
Municipal Notes - 0.3%
	Principal Amount (000s)	Value (000s)
Florida - 0.3%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11 (Cost $10,600)	$ 10,600	$ 10,697
TOTAL INVESTMENT PORTFOLIO - 97.6% (Cost $3,941,906)		4,068,844
NET OTHER ASSETS (LIABILITIES) - 2.4%		99,490
NET ASSETS - 100%		$ 4,168,334
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	33.8%
Health Care	15.1%
Special Tax	12.3%
Electric Utilities	12.0%
Transportation	7.2%
Escrowed/Pre-Refunded	6.6%
Others* (Individually Less Than 5%)	13.0%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2011 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,941,906)		$ 4,068,844
Cash		156,835
Receivable for fund shares sold		4,216
Interest receivable		50,434
Other receivables		9
Total assets		4,280,338

Liabilities
Payable for investments purchased Regular delivery	$ 6,052
Delayed delivery	96,630
Payable for fund shares redeemed	3,827
Distributions payable	3,701
Accrued management fee	997
Distribution and service plan fees payable	75
Other affiliated payables	690
Other payables and accrued expenses	32
Total liabilities		112,004

Net Assets		$ 4,168,334
Net Assets consist of:
Paid in capital		$ 4,043,487
Undistributed net investment income		144
Accumulated undistributed net realized gain (loss) on investments		(2,235)
Net unrealized appreciation (depreciation) on investments		126,938
Net Assets		$ 4,168,334

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2011 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($103,780 ÷ 10,207.7 shares)	$ 10.17

Maximum offering price per share (100/96.00 of $10.17)	$ 10.59
Class T: Net Asset Value and redemption price per share ($11,868 ÷ 1,167.9 shares)	$ 10.16

Maximum offering price per share (100/96.00 of $10.16)	$ 10.58
Class B: Net Asset Value and offering price per share ($3,384 ÷ 332.8 shares)A	$ 10.17

Class C: Net Asset Value and offering price per share ($58,339 ÷ 5,736.2 shares)A	$ 10.17

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($3,740,550 ÷ 368,140.4 shares)	$ 10.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($250,413 ÷ 24,610.7 shares)	$ 10.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended June 30, 2011 (Unaudited)
Investment Income
Interest		$ 80,662

Expenses
Management fee	$ 6,069
Transfer agent fees	1,761
Distribution and service plan fees	457
Accounting fees and expenses	311
Custodian fees and expenses	24
Independent trustees' compensation	8
Registration fees	107
Audit	28
Legal	5
Miscellaneous	29
Total expenses before reductions	8,799
Expense reductions	(25)	8,774
Net investment income (loss)		71,888
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(2,146)
Change in net unrealized appreciation (depreciation) on investment securities		58,399
Net gain (loss)		56,253
Net increase (decrease) in net assets resulting from operations		$ 128,141

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 71,888	$ 163,512
Net realized gain (loss)	(2,146)	29,817
Change in net unrealized appreciation (depreciation)	58,399	(55,348)
Net increase (decrease) in net assets resulting from operations	128,141	137,981
Distributions to shareholders from net investment income	(71,869)	(163,474)
Distributions to shareholders from net realized gain	(4,880)	(18,404)
Total distributions	(76,749)	(181,878)
Share transactions - net increase (decrease)	(160,218)	(282,578)
Redemption fees	25	77
Total increase (decrease) in net assets	(108,801)	(326,398)

Net Assets
Beginning of period	4,277,135	4,603,533
End of period (including undistributed net investment income of $144 and undistributed net investment income of $125, respectively)	$ 4,168,334	$ 4,277,135

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Income from Investment Operations
Net investment income (loss) E	.165	.318	.325	.344	.357	.365
Net realized and unrealized gain (loss)	.151	(.088)	.482	(.277)	.005	.003
Total from investment operations	.316	.230	.807	.067	.362	.368
Distributions from net investment income	(.164)	(.317)	(.327)	(.346)	(.357)	(.365)
Distributions from net realized gain	(.012)	(.043)	-	(.002)	(.015)	(.003)
Total distributions	(.176)	(.360)	(.327)	(.348)	(.372)	(.368)
Redemption fees added to paid in capital E	- G	- G	- G	.001	- G	- G
Net asset value, end of period	$ 10.17	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97
Total Return B, C, D	3.19%	2.2%	8.43%	.69%	3.71%	3.77%
Ratios to Average Net Assets F
Expenses before reductions	.69% A	.68%	.71%	.68%	.68%	.63%
Expenses net of fee waivers, if any	.69% A	.68%	.71%	.68%	.68%	.63%
Expenses net of all reductions	.69% A	.68%	.71%	.61%	.61%	.50%
Net investment income (loss)	3.30% A	3.09%	3.25%	3.55%	3.61%	3.71%
Supplemental Data
Net assets, end of period (in millions)	$ 104	$ 113	$ 106	$ 43	$ 6	$ 2
Portfolio turnover rate	13% A	18%	5%	8%	18%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Income from Investment Operations
Net investment income (loss) E	.165	.320	.328	.347	.355	.358
Net realized and unrealized gain (loss)	.142	(.087)	.481	(.279)	.006	.004
Total from investment operations	.307	.233	.809	.068	.361	.362
Distributions from net investment income	(.165)	(.320)	(.329)	(.347)	(.356)	(.359)
Distributions from net realized gain	(.012)	(.043)	-	(.002)	(.015)	(.003)
Total distributions	(.177)	(.363)	(.329)	(.349)	(.371)	(.362)
Redemption fees added to paid in capital E	- G	- G	- G	.001	- G	- G
Net asset value, end of period	$ 10.16	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97
Total Return B, C, D	3.09%	2.28%	8.46%	.70%	3.70%	3.71%
Ratios to Average Net AssetsF
Expenses before reductions	.68%A	.66%	.69%	.68%	.68%	.68%
Expenses net of fee waivers, if any	.68%A	.66%	.69%	.68%	.68%	.68%
Expenses net of all reductions	.68%A	.65%	.68%	.63%	.63%	.59%
Net investment income (loss)	3.31%A	3.11%	3.28%	3.53%	3.59%	3.62%
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 13	$ 12	$ 9	$ 5	$ 4
Portfolio turnover rate	13%A	18%	5%	8%	18%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Income from Investment Operations
Net investment income (loss) E	.133	.252	.261	.278	.289	.294
Net realized and unrealized gain (loss)	.151	(.087)	.481	(.278)	.003	.002
Total from investment operations	.284	.165	.742	-	.292	.296
Distributions from net investment income	(.132)	(.252)	(.262)	(.279)	(.287)	(.293)
Distributions from net realized gain	(.012)	(.043)	-	(.002)	(.015)	(.003)
Total distributions	(.144)	(.295)	(.262)	(.281)	(.302)	(.296)
Redemption fees added to paid in capital E	- H	- H	- H	.001	- H	- H
Net asset value, end of period	$ 10.17	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97
Total ReturnB, C, D	2.86%	1.60%	7.73%	0.00%F	2.99%	3.02%
Ratios to Average Net Assets G
Expenses before reductions	1.33%A	1.32%	1.35%	1.37%	1.37%	1.35%
Expenses net of fee waivers, if any	1.33%A	1.32%	1.35%	1.37%	1.37%	1.35%
Expenses net of all reductions	1.33%A	1.31%	1.35%	1.31%	1.30%	1.25%
Net investment income (loss)	2.66%A	2.46%	2.61%	2.85%	2.92%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,384	$ 3,650	$ 3,261	$ 1,403	$ 546	$ 304
Portfolio turnover rate	13%A	18%	5%	8%	18%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.16	$ 9.68	$ 9.97	$ 9.98	$ 9.97
Income from Investment Operations
Net investment income (loss) E	.126	.240	.252	.271	.283	.285
Net realized and unrealized gain (loss)	.141	(.078)	.480	(.290)	.004	.012
Total from investment operations	.267	.162	.732	(.019)	.287	.297
Distributions from net investment income	(.125)	(.239)	(.252)	(.270)	(.282)	(.284)
Distributions from net realized gain	(.012)	(.043)	-	(.002)	(.015)	(.003)
Total distributions	(.137)	(.282)	(.252)	(.272)	(.297)	(.287)
Redemption fees added to paid in capital E	- G	- G	- G	.001	- G	- G
Net asset value, end of period	$ 10.17	$ 10.04	$ 10.16	$ 9.68	$ 9.97	$ 9.98
Total ReturnB, C, D	2.69%	1.58%	7.63%	(.18)%	2.93%	3.03%
Ratios to Average Net AssetsF
Expenses before reductions	1.47%A	1.44%	1.45%	1.45%	1.42%	1.43%
Expenses net of fee waivers, if any	1.47%A	1.44%	1.45%	1.45%	1.42%	1.43%
Expenses net of all reductions	1.47%A	1.44%	1.45%	1.39%	1.35%	1.34%
Net investment income (loss)	2.52%A	2.33%	2.52%	2.78%	2.87%	2.88%
Supplemental Data
Net assets, end of period (in millions)	$ 58	$ 64	$ 49	$ 15	$ 3	$ 1
Portfolio turnover rate	13%A	18%	5%	8%	18%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Intermediate Municipal Income

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 10.15	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Income from Investment Operations
Net investment income (loss) D	.178	.347	.355	.372	.381	.385
Net realized and unrealized gain (loss)	.142	(.077)	.472	(.278)	.006	.002
Total from investment operations	.320	.270	.827	.094	.387	.387
Distributions from net investment income	(.178)	(.347)	(.357)	(.373)	(.382)	(.384)
Distributions from net realized gain	(.012)	(.043)	-	(.002)	(.015)	(.003)
Total distributions	(.190)	(.390)	(.357)	(.375)	(.397)	(.387)
Redemption fees added to paid in capital D	- F	- F	- F	.001	- F	- F
Net asset value, end of period	$ 10.16	$ 10.03	$ 10.15	$ 9.68	$ 9.96	$ 9.97
Total Return B, C,	3.23%	2.65%	8.65%	.96%	3.97%	3.97%
Ratios to Average Net Assets E
Expenses before reductions	.41% A	.39%	.41%	.42%	.42%	.43%
Expenses net of fee waivers, if any	.41% A	.39%	.41%	.42%	.42%	.43%
Expenses net of all reductions	.41% A	.39%	.41%	.38%	.37%	.34%
Net investment income (loss)	3.58% A	3.38%	3.55%	3.79%	3.85%	3.88%
Supplemental Data
Net assets, end of period (in millions)	$ 3,741	$ 3,807	$ 3,775	$ 2,694	$ 2,013	$ 2,026
Portfolio turnover rate	13% A	18%	5%	8%	18%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.17	$ 9.69	$ 9.97	$ 9.98	$ 9.97
Income from Investment Operations
Net investment income (loss) D	.177	.341	.351	.369	.378	.382
Net realized and unrealized gain (loss)	.142	(.087)	.481	(.276)	.006	.014
Total from investment operations	.319	.254	.832	.093	.384	.396
Distributions from net investment income	(.177)	(.341)	(.352)	(.372)	(.379)	(.383)
Distributions from net realized gain	(.012)	(.043)	-	(.002)	(.015)	(.003)
Total distributions	(.189)	(.384)	(.352)	(.374)	(.394)	(.386)
Redemption fees added to paid in capital D	- F	- F	- F	.001	- F	- F
Net asset value, end of period	$ 10.17	$ 10.04	$ 10.17	$ 9.69	$ 9.97	$ 9.98
Total Return B, C	3.21%	2.49%	8.69%	.96%	3.95%	4.06%
Ratios to Average Net Assets E
Expenses before reductions	.44% A	.46%	.47%	.43%	.44%	.49%
Expenses net of fee waivers, if any	.44% A	.46%	.47%	.43%	.44%	.49%
Expenses net of all reductions	.44% A	.46%	.46%	.36%	.39%	.36%
Net investment income (loss)	3.55% A	3.31%	3.50%	3.80%	3.83%	3.86%
Supplemental Data
Net assets, end of period (in millions)	$ 250	$ 277	$ 660	$ 253	$ 54	$ 27
Portfolio turnover rate	13% A	18%	5%	8%	18%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Intermediate Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments, by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 143,976
Gross unrealized depreciation	(16,938)
Net unrealized appreciation (depreciation) on securities and other investments	$ 127,038

Tax cost	$ 3,941,806

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $252,827 and $421,042, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annualized management fee rate was ..30% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 131	$ 7
Class T	-%	.25%	15	-
Class B	.65%	.25%	16	11
Class C	.75%	.25%	295	94
			$ 457	$ 112

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 19
Class T	1
Class B*	6
Class C*	10
$ 36

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 60.11
Class T	6.11
Class B	2.10
Class C	40.14
Intermediate Municipal Income	1,491.08
Institutional Class	162.12
	$ 1,761

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $21 and $4, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Class A	$ 1,710	$ 3,539
Class T	201	409
Class B	46	90
Class C	738	1,378
Intermediate Municipal Income	64,371	136,526
Institutional Class	4,803	21,532
Total	$ 71,869	$ 163,474
From net realized gain
Class A	$ 126	$ 483
Class T	15	56
Class B	4	16
Class C	72	272
Intermediate Municipal Income	4,330	16,416
Institutional Class	333	1,161
Total	$ 4,880	$ 18,404

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Class A
Shares sold	1,554	4,847	$ 15,620	$ 49,807
Reinvestment of distributions	129	274	1,293	2,809
Shares redeemed	(2,691)	(4,315)	(26,970)	(44,153)
Net increase (decrease)	(1,008)	806	$ (10,057)	$ 8,463
Class T
Shares sold	97	492	$ 979	$ 5,033
Reinvestment of distributions	17	34	168	353
Shares redeemed	(265)	(341)	(2,649)	(3,496)
Net increase (decrease)	(151)	185	$ (1,502)	$ 1,890

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Class B
Shares sold	17	114	$ 174	$ 1,178
Reinvestment of distributions	3	6	27	58
Shares redeemed	(51)	(77)	(510)	(789)
Net increase (decrease)	(31)	43	$ (309)	$ 447
Class C
Shares sold	597	2,729	$ 6,009	$ 28,057
Reinvestment of distributions	54	107	538	1,096
Shares redeemed	(1,247)	(1,290)	(12,493)	(13,219)
Net increase (decrease)	(596)	1,546	$ (5,946)	$ 15,934
Intermediate Municipal Income
Shares sold	60,065	127,500	$ 603,400	$ 1,308,373
Reinvestment of distributions	4,823	10,992	48,474	112,544
Shares redeemed	(76,412)	(130,552)	(763,598)	(1,334,297)
Net increase (decrease)	(11,524)	7,940	$ (111,724)	$ 86,620
Institutional Class
Shares sold	7,202	38,492	$ 72,109	$ 394,494
Reinvestment of distributions	185	1,519	1,859	15,605
Shares redeemed	(10,408)	(77,239)	(104,648)	(806,031)
Net increase (decrease)	(3,021)	(37,228)	$ (30,680)	$ (395,932)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ALIM-USAN-0811
1.820154.105

Fidelity Advisor®

Intermediate Municipal Income

Fund - Institutional Class

Semiannual Report

June 30, 2011

(2_fidelity_logos)

(Registered_Trademark)

Institutional Class is a class of
Fidelity® Intermediate Municipal
Income Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(The chairman's photo appears here.)

Dear Shareholder:

Despite bouts of short-term volatility, U.S. equities gained ground in the first half of 2011, buoyed by solid corporate earnings and modest improvement in employment. A strong start had the market up more than 100% off its March 2009 low, but investors were unnerved by this past March's natural disaster in Japan, while weaker economic data and new concern about Greek debt hurt performance during May and June. The longer-term outlook remains clouded by the impact of inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)
Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Class A	.69%
Actual		$ 1,000.00	$ 1,031.90	$ 3.48
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.46
Class T	.68%
Actual		$ 1,000.00	$ 1,030.90	$ 3.42
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.41
Class B	1.33%
Actual		$ 1,000.00	$ 1,028.60	$ 6.69
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.66
Class C	1.47%
Actual		$ 1,000.00	$ 1,026.90	$ 7.39
HypotheticalA		$ 1,000.00	$ 1,017.50	$ 7.35
Intermediate Municipal Income	.41%
Actual		$ 1,000.00	$ 1,032.30	$ 2.07
HypotheticalA		$ 1,000.00	$ 1,022.76	$ 2.06
Institutional Class	.44%
Actual		$ 1,000.00	$ 1,032.10	$ 2.22
HypotheticalA		$ 1,000.00	$ 1,022.61	$ 2.21

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
New York	15.9	14.6
California	14.1	14.3
Illinois	11.1	10.8
Texas	9.0	11.0
Florida	8.1	8.1
Top Five Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.8	34.9
Health Care	15.1	15.0
Special Tax	12.3	12.0
Electric Utilities	12.0	11.4
Transportation	7.2	7.3
Weighted Average Maturity as of June 30, 2011
		6 months ago
Years	5.4	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes.Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2011
6 months ago
Years	5.3	5.4

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2011	As of December 31, 2010
AAA 9.8%	AAA 10.1%
AA,A 78.5%	AA,A 79.0%
BBB 6.9%	BBB 6.9%
BB and Below 0.3%	BB and Below 0.3%
Not Rated 2.1%	Not Rated 2.0%
Short-Term Investments and Net Other Assets 2.4%	Short-Term Investments and Net Other Assetss 1.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.3%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. (Ascension Health Subordinate Cr. Group Proj.):
Series 2005 A1, 5% 6/1/12	$ 2,000	$ 2,078
Series 2005 A2, 5% 6/1/12	1,500	1,559
Health Care Auth. for Baptist Health Bonds Series 2009 A, 6.125%, tender 5/15/12 (c)	6,000	6,141
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	1,889
5.5% 1/1/22	2,300	2,014
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	5,000	5,133
		18,814
Arizona - 2.1%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,839
5% 10/1/17 (FSA Insured)	10,000	11,172
5% 10/1/18 (FSA Insured)	2,500	2,777
5.25% 10/1/20 (FSA Insured)	6,695	7,366
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/12	1,200	1,227
Series 2008 D:
5.5% 1/1/38	6,300	6,382
6% 1/1/27	1,400	1,500
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	16,088
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,464
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32	1,360	1,147
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	6,700	7,363
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5.25% 7/1/11 (d)	2,250	2,250
5.5% 7/1/12 (d)	2,450	2,555
5.5% 7/1/13 (d)	1,005	1,083
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,222
Series 2011 C, 5% 7/1/21	1,000	1,153
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,090	$ 1,132
Series 2009 A:
5% 7/1/14	1,500	1,670
5% 7/1/18	7,665	8,908
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/11	1,175	1,175
		86,473
California - 14.1%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,748
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,403
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series AI:
5% 12/1/20 (b)	5,000	5,667
5% 12/1/25 (b)	2,195	2,452
5% 12/1/29 (b)	4,865	5,300
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.25% 5/1/12	4,000	4,162
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 101) (e)	2,600	2,739
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (c)	6,840	7,658
Series 2004 A:
5% 7/1/15	4,775	5,318
5.25% 7/1/12	1,210	1,267
5.25% 7/1/14	9,400	10,593
Series 2009 A:
5% 7/1/15	8,990	10,012
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (e)	6,210	7,017
5.25% 7/1/13 (Escrowed to Maturity) (e)	5,000	5,486
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,783
5.25% 7/1/14	10,245	11,545
5.25% 7/1/14 (Escrowed to Maturity) (e)	2,995	3,407
Series A, 5% 7/1/18	4,510	5,270
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	85
5% 10/1/13	1,550	1,683
5% 3/1/15	2,415	2,705
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 8/1/16	$ 6,070	$ 6,940
5% 3/1/19	1,470	1,634
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,973
5% 3/1/26	2,200	2,256
5% 6/1/27 (AMBAC Insured)	1,800	1,844
5.125% 11/1/24	1,900	1,965
5.25% 3/1/12	2,210	2,277
5.25% 2/1/15	5,000	5,383
5.25% 2/1/16	8,500	9,095
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,605	1,632
5.25% 2/1/28	3,400	3,473
5.25% 12/1/33	110	111
5.25% 4/1/34	30	30
5.5% 4/1/13	1,400	1,509
5.5% 4/1/13 (AMBAC Insured)	1,000	1,078
5.5% 8/1/29	13,900	14,570
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (e)	1,285	1,457
5.5% 8/1/30	10,000	10,367
5.5% 11/1/33	21,355	21,566
6% 3/1/33	12,375	13,425
6% 4/1/38	7,500	7,961
6% 11/1/39	35,800	38,109
6.5% 4/1/33	150	166
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	3,800	3,940
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,586
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	3,000	3,249
Series 2009 D, 5%, tender 7/1/14 (c)	4,100	4,446
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	5,900	6,394
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100) (e)	100	131
6.5% 10/1/38	5,300	5,818
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	8,836	6,213
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(d)	$ 3,400	$ 3,583
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,259
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (FGIC Insured)	3,405	3,726
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	6,080
(Various Cap. Projs.) Series 2009 G1, 5.25% 10/1/17	15,275	17,179
Series 2005 K, 5% 11/1/16	7,195	7,881
Series 2006 F, 5% 11/1/14 (FGIC Insured)	5,000	5,483
Series 2009 G1, 5.75% 10/1/30	2,100	2,134
Series 2009 I, 6.125% 11/1/29	1,300	1,374
Series 2010 A, 5.75% 3/1/30	4,100	4,169
California State Univ. Rev.:
Series 2009 A:
5.75% 11/1/25	5,000	5,428
5.75% 11/1/28	5,000	5,300
5% 11/1/14 (FSA Insured)	1,000	1,123
California Statewide Cmntys. Dev. Auth. Rev. (State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	1,000	1,057
5% 6/15/13	8,665	9,321
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	667
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,290	2,384
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,770	7,750
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,013
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,460
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,522
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.: - continued
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,002
5.75% 1/15/40	1,600	1,395
5.875% 1/15/27	1,000	966
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (e)	2,000	2,233
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	3,000	3,278
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,442
Series 2010 C, 5.25% 8/1/39	3,700	3,832
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,470
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 B, 5% 7/1/18	12,735	14,782
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,558
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2011 A, 5% 7/1/20	20,505	23,697
Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,569
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.) 5% 1/1/12 (FSA Insured) (d)	1,835	1,862
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	14,900	16,165
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,283
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	3,600	3,830
North City West School Facilities Fing. Auth. Spl. Tax Series 2006 C, 5% 9/1/12 (AMBAC Insured)	2,140	2,204
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,340
5% 7/1/20	2,000	2,230
5% 7/1/21	1,500	1,651
5% 7/1/22	2,250	2,446
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	$ 1,485	$ 1,572
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,508
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,420	3,596
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	4,985	4,581
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	795
5.25% 7/1/21	700	793
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005, 5% 7/1/19 (AMBAC Insured)	2,195	2,265
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,000	5,483
6.5% 8/1/27	3,500	4,002
6.5% 8/1/28	2,750	3,132
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	8,889
5.25% 8/1/26	2,200	2,162
5.5% 8/1/20	2,000	2,130
Series 2009 B, 5% 8/1/18	7,355	7,818
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/21	3,240	3,642
5% 5/15/22	2,000	2,231
Series 2009 B, 5% 5/15/12	500	519
San Diego Unified School District Series C:
0% 7/1/46	20,405	2,021
0% 7/1/47	13,000	1,205
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,395	1,436
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,371
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,620	3,533
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	4,972
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,900	$ 1,249
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	1,700	1,731
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	10,920
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	846
Univ. of California Revs.:
Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,334
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,880	7,769
Series 2009 O, 5.25% 5/15/39	1,900	1,938
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	4,580
		586,054
Colorado - 1.1%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (e)	5,000	4,976
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,073
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,432
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (e)	11,100	7,458
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,184
5% 11/15/12 (Escrowed to Maturity) (e)	120	128
5% 11/15/14	1,105	1,226
5% 11/15/14 (Escrowed to Maturity) (e)	60	68
Series 2006 F:
5% 11/15/13	395	430
5% 11/15/13 (Escrowed to Maturity) (e)	890	983
5% 11/15/14	420	466
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 F:
5% 11/15/14 (Escrowed to Maturity) (e)	$ 935	$ 1,065
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,100
(Volunteers of America Care Proj.) Series 2007 A:
5% 7/1/11	645	645
5% 7/1/12	675	675
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (c)	5,800	6,357
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	6,020	6,132
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,416
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100) (e)	1,000	1,168
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100) (e)	1,000	1,168
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,112
Series 2010 A:
0% 9/1/35	2,000	346
0% 9/1/37	3,000	437
0% 9/1/38	3,760	507
		44,552
Connecticut - 0.6%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1:
5% 2/1/14	10,000	10,996
5% 2/1/15	10,000	11,294
Hartford Gen. Oblig. Series A:
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,020	1,067
5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,233
		25,590
District Of Columbia - 0.6%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,075
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,400	$ 3,362
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 4% 8/15/11 (FSA Insured)	1,050	1,053
Series A, 5% 6/1/40	6,700	6,172
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A:
5% 4/1/12	2,550	2,616
5% 4/1/14	2,000	2,154
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,264
		25,696
Florida - 7.8%
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,055
Series 2007 A, 5% 7/1/16 (FGIC Insured)	2,180	2,404
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,464
Series 2011 A1, 5% 6/1/18 (b)	2,000	2,091
5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,109
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,497
Clearwater Wtr. and Swr. Rev. Series 2009 B:
5% 12/1/11	2,695	2,746
5% 12/1/12	3,880	4,121
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,852
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,285
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 D, 5% 6/1/21	2,780	3,163
Series A, 5.5% 6/1/38	1,800	1,919
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,928
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,826
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,660
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	$ 2,800	$ 2,808
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (e)	6,500	6,695
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (e)	5,000	5,593
Series 2005 I:
5% 11/15/17	2,600	2,946
5% 11/15/18	2,000	2,255
Series 2008 B, 6% 11/15/37	12,000	12,429
Series B:
5% 11/15/17	1,050	1,148
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100) (e)	150	174
Series G:
5% 11/15/12	965	1,018
5% 11/15/12 (Escrowed to Maturity) (e)	35	37
5% 11/15/13	1,545	1,681
5% 11/15/13 (Escrowed to Maturity) (e)	55	61
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (c)	8,750	9,055
Series 2008 A, 6.1%, tender 11/14/13 (c)	9,000	10,019
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,878
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101) (e)	3,600	4,975
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100) (e)	1,940	2,389
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	2,000	2,056
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,096
5% 9/1/22	2,270	2,532
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,577
5% 10/1/14	7,000	7,704
Jacksonville Sales Tax Rev. Series 2008, 4% 10/1/11	2,105	2,122
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2011, 2% 10/1/12 (b)	$ 2,300	$ 2,338
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,067
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) Series 2006:
5% 11/15/12	1,340	1,392
5% 11/15/14	2,485	2,649
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,655	3,776
5.25% 6/1/24	3,800	3,920
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	4,607
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	9,986
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	4,140	4,265
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,320
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	7,932
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,500	2,613
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	7,382
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,932
5% 8/1/15 (AMBAC Insured)	5,990	6,530
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,304
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	7,531
5.75% 10/1/43	1,850	1,815
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	4,757
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (e)	3,260	3,509
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev.: - continued
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,000	$ 5,647
Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,924
5% 11/1/14 (FSA Insured)	1,825	1,957
Orange County School Board Ctfs. of Prtn. Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,145
Orlando Utils. Commission Util. Sys. Rev. Series 2011 B:
5% 10/1/19 (b)	1,500	1,742
5% 10/1/20 (b)	3,500	4,061
Palm Beach County School Board Ctfs. of Prtn. Series 2002 D, 5.25% 8/1/14 (FSA Insured)	3,535	3,688
Palm Beach County Solid Waste Auth. Rev. Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	17,391
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (c)	5,200	5,583
Reedy Creek Impt. District Utils. Rev. Series 2003-2, 5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,125	15,859
Saint Lucie County School Board Ctfs. of Prtn. Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,498
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,062
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,637
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,648
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,679
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (d)	5,965	6,504
5% 10/1/18 (FSA Insured) (d)	10,515	11,320
5% 10/1/19 (FSA Insured) (d)	5,965	6,294
		323,632
Georgia - 3.3%
Atlanta Arpt. Rev.:
Series 2004 A, 5.375% 1/1/12 (FSA Insured) (d)	4,000	4,086
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Arpt. Rev.: - continued
Series 2004 F, 5.25% 1/1/13 (FSA Insured) (d)	$ 1,200	$ 1,270
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (c)	8,400	8,552
Series 2008, 0.8%, tender 6/21/12 (c)	15,145	15,149
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2008 D, 6.75%, tender 4/1/12 (c)	11,300	11,723
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	7,015	5,006
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,332
5% 11/1/18	6,000	6,617
5% 11/1/19	3,000	3,281
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2005 V:
6.6% 1/1/18 (e)	35	41
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,801
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	12,365	12,893
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A:
5% 9/15/12	565	580
5% 9/15/14	715	743
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	11,600	11,774
Muni. Elec. Auth. of Georgia:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,554
5.25% 1/1/20	1,625	1,842
Series 2008 D, 5.75% 1/1/19	11,500	13,338
Series 2009 B, 5% 1/1/16	2,500	2,816
Series 2011 A, 5% 1/1/21	9,000	9,990
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/12	1,350	1,416
5% 10/1/13	1,450	1,536
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	10,613
		136,953
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (d)	$ 4,995	$ 5,466
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,276
		9,742
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	2,877
6.75% 11/1/37	2,600	2,789
		5,666
Illinois - 11.1%
Adams County School District #172 Series 2002 B, 5.5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,575	2,628
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	1,005
Series 1999 A:
0% 12/1/11 (FGIC Insured)	4,600	4,574
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	833
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,834
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,331
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,428
Series 2010 F, 5% 12/1/31	20,000	19,305
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,521
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	775	775
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	371
Series 2004 A:
5.25% 1/1/29 (FSA Insured)	190	191
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (e)	910	1,013
Series 2006 A, 5% 1/1/23	10,975	11,107
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (e)	4,155	4,310
Chicago Midway Arpt. Rev. Series 1996 B, 6.125% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,740	2,748
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,036
Series 2010 D:
5.25% 1/1/18 (d)	750	808
5.25% 1/1/19 (d)	5,125	5,471
Series 2011 B, 5% 1/1/20	4,430	4,806
Series 2011 C, 6.5% 1/1/41	14,300	15,667
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,123
Chicago Park District Gen. Oblig.:
Series 2003 A, 5.25% 1/1/21	1,765	1,857
Series 2010 C:
5% 1/1/22	3,155	3,465
5% 1/1/23	3,400	3,700
5% 1/1/24	2,000	2,150
5.25% 1/1/37	3,385	3,446
5.25% 1/1/40	1,575	1,598
Series A, 5.5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	370	371
Chicago Sales Tax Rev. Series 1998:
5.5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,252
5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,732
Chicago Spl. Trans. Rev. Series 2001, 5.5% 1/1/12 (Escrowed to Maturity) (e)	1,470	1,490
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/19	4,450	4,564
Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,725
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A, 5% 6/1/12	3,645	3,752
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	6,231
Series 2008, 5.25% 11/1/33	5,200	5,256
Cook County Cmnty. Consolidated School District #21, Wheeling Series 2001, 0% 12/1/13 (Escrowed to Maturity) (e)	2,500	2,448
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,119
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.: - continued
Series 2004 B:
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 600	$ 609
Series 2009 D, 5% 11/15/17	3,250	3,570
Series 2010 A, 5.25% 11/15/24	17,925	18,956
Cook County High School District #201 J. Sterling Morton Tpk. Series 2000, 0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,275	4,243
Cook County Thorton Township High School District #205 Series 2008:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,000	1,016
5% 12/1/12 (Assured Guaranty Corp. Insured)	2,735	2,875
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,904
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,288
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 5/1/13 (c)(d)	6,320	6,479
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24	3,255	3,410
Series A, 5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Escrowed to Maturity) (e)	475	519
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	525	566
Hodgkins Tax Increment Rev. Series 2005, 5% 1/1/12	1,095	1,106
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,301
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (e)	28,900	18,357
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,684
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	1,400	1,478
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,700
5.25% 10/1/14	2,290	2,430
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	2,792
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	5,000	4,714
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	$ 1,030	$ 1,085
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,243
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	3,000
(Memorial Health Sys. Proj.) Series 2009, 5.25% 4/1/20	1,650	1,737
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	6,605
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,019
5% 5/15/19	3,940	4,171
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,216
6.25% 5/1/21	6,395	6,897
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	785	816
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,175
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,415
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	4,849
Bonds (Advocate Health Care Proj.) Series 2008 A3, 3.875%, tender 5/1/12 (c)	4,000	4,110
Illinois Gen. Oblig.:
(Illinois FIRST Proj.) Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,015
Series 2002:
5.25% 12/1/17 (FSA Insured)	1,000	1,036
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,449
Series 2004 A, 5% 3/1/12	1,000	1,024
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	8,039
Series 2006:
5% 1/1/18	9,600	10,366
5% 1/1/19	3,200	3,420
Series 2007 B, 5% 1/1/15	1,150	1,247
Series 2010:
4% 1/1/13	3,900	4,039
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2010:
5% 1/1/21 (FSA Insured)	$ 10,000	$ 10,371
Illinois Health Facilities Auth. Rev.:
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,611
(Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	2,300	2,115
Illinois Sales Tax Rev. Series 2010:
5% 6/15/15	1,200	1,321
5% 6/15/16	10,000	11,136
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100) (e)	2,300	2,714
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100) (e)	31,840	37,577
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	4,152
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (e)	1,500	1,697
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,122
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	3,353
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (e)	860	811
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	1,964
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,289
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,362
0% 12/1/14 (FSA Insured)	5,180	4,792
0% 12/1/15 (FSA Insured)	3,810	3,403
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,574
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	2,493
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A:
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,450	$ 2,906
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,240	2,583
0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	918
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	1,945
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,022
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,100	7,135
Series 2010 B1, 0% 6/15/44	14,600	1,741
Series A, 0% 6/15/14 (Escrowed to Maturity) (e)	5,945	5,782
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	590	537
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/12	2,235	2,307
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,086
5% 10/1/19	1,475	1,542
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,300	1,305
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	2,732
0% 4/1/14	3,500	3,293
Will County Cmnty. Unit School District #365-U:
Series 2002, 0% 11/1/16 (FSA Insured)	4,000	3,319
0% 11/1/14 (Escrowed to Maturity) (e)	1,515	1,471
0% 11/1/14 (FSA Insured)	1,285	1,173
0% 11/1/17 (FSA Insured)	1,300	1,009
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	912
		462,586
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - 3.0%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	$ 1,065	$ 1,018
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,235
5% 1/10/14 (FSA Insured)	1,180	1,294
5% 7/10/14 (FSA Insured)	1,215	1,344
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (FSA Insured)	1,405	1,495
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	5,270
East Allen Woodlan School Bldg. Corp. Series 2005, 5% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,295	1,325
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,888
GCS School Bldg. Corp. One Series 2004, 5.5% 7/15/12 (FSA Insured)	1,280	1,346
Goshen Multi-School Bldg. Corp. Series 2005, 5% 1/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,869
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,151
5.25% 7/15/16 (FSA Insured)	2,095	2,429
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	11,380	13,328
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (c)(d)	1,650	1,763
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,306
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,550
5% 12/1/17	855	982
Series 2010 A, 5% 2/1/17	3,700	4,295
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	7,800	8,615
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A4, 5% 6/1/12	2,750	2,865
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,167
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	$ 3,000	$ 2,511
0% 12/1/17 (AMBAC Insured)	1,470	1,206
0% 6/1/18 (AMBAC Insured)	1,740	1,388
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (d)	1,110	1,163
Indianapolis Thermal Energy Sys.:
Series 2001 A, 5.5% 10/1/16 (Pre-Refunded to 10/1/11 @ 101) (e)	5,000	5,112
Series 2010 B:
5% 10/1/20	8,310	9,135
5% 10/1/21	5,500	6,075
Lawrenceburg School Bldg. Corp. Series 2002, 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (e)	1,090	1,147
Michigan City School Bldg. Corp. Series 2004, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,210	2,259
Petersburg Poll. Cont. Rev. Series 1991, 5.75% 8/1/21	9,000	9,189
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (e)	1,530	1,779
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (e)	1,310	1,523
Rockport Poll. Cont. Rev. Bonds:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	2,000	2,001
(Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (c)	3,500	3,795
Series 2009 B, 6.25%, tender 6/2/14 (c)	5,000	5,421
Univ. of Southern Indiana Rev. Series J:
5% 10/1/11 (Assured Guaranty Corp. Insured)	1,700	1,716
5% 10/1/12 (Assured Guaranty Corp. Insured)	1,790	1,875
5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	2,025
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,642
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,449
Westfield Washington Multi-School Bldg. Corp. Series 2005 A, 5% 1/15/12 (FSA Insured)	1,005	1,029
		125,975
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Iowa - 0.2%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	$ 1,685	$ 1,815
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11 (Escrowed to Maturity) (e)	4,800	4,835
		6,650
Kansas - 0.3%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	320
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,154
Kansas Dev. Fin. Auth. Rev. Series 2002 II:
5.5% 11/1/19 (Pre-Refunded to 11/1/12 @ 100) (e)	1,000	1,070
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100) (e)	1,000	1,070
Olathe Health Facilities Rev. Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	2,000	2,033
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,584
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17	5,000	5,475
		12,706
Kentucky - 1.4%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,457
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,407
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,047
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	7,835
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series B, 1%, tender 9/1/11 (c)	1,800	1,800
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	13,523
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	12,805	12,763
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2003 C, 5.5% 7/1/12 (FSA Insured) (d)	$ 2,250	$ 2,348
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (c)	9,000	9,755
		56,935
Louisiana - 0.5%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,023
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (e)	2,700	2,703
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,299
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	1,050	1,093
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,281
5% 7/1/15	2,740	2,964
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,780
0% 9/1/13 (AMBAC Insured)	1,400	1,315
		20,458
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,445
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	2,080	2,169
6% 7/1/38	1,800	1,953
		8,567
Maryland - 0.7%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,606
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	5,255	4,430
(Univ. of Maryland Med. Sys. Proj.):
Series 2005, 4% 7/1/11 (AMBAC Insured)	1,000	1,000
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
4% 7/1/11	$ 2,000	$ 2,000
5% 7/1/12	1,000	1,036
5% 7/1/17	1,190	1,311
5% 7/1/18	2,500	2,718
Series 2010, 5.125% 7/1/39	3,600	3,540
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,775	1,895
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (c)	2,625	2,811
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	535	590
5% 4/1/16	1,665	1,911
		27,848
Massachusetts - 2.4%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	2,570	2,953
Lynn Gen. Oblig. 5% 12/1/11	2,060	2,097
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	115	119
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A:
5% 1/1/12	715	727
5% 1/1/13	750	784
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,069
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (c)(d)	3,000	3,255
Massachusetts Gen. Oblig.:
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (e)	11,400	12,091
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (e)	2,000	2,128
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (e)	1,800	1,972
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (e)	5,900	6,496
Series 2007 B, 5% 11/1/15	7,000	8,104
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2007 C:
5.25% 8/1/22	$ 3,300	$ 3,692
5.25% 8/1/23	1,600	1,780
5.25% 8/1/24	4,000	4,414
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.):
Series 2008 E1, 5.125% 7/1/33	2,000	1,813
Series 2008 E2:
5% 7/1/11	3,000	3,000
5% 7/1/12	2,075	2,142
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,361
5% 7/1/21	4,700	5,174
Bonds:
(Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (c)	2,045	2,190
5%, tender 7/1/15 (c)	7,000	7,713
(Northeastern Univ. Proj.):
Series 2008 T2, 4.1%, tender 4/19/12 (c)	1,800	1,854
Series 2009 T1, 4.125%, tender 2/16/12 (c)	2,900	2,968
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (d)	1,000	995
5.5% 1/1/14 (AMBAC Insured) (d)	1,000	964
5.5% 1/1/17 (AMBAC Insured) (d)	4,040	3,702
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,617
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,208
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		98,407
Michigan - 2.3%
Big Rapids Pub. School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,150	1,183
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003:
5% 9/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,015
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003: - continued
5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500	$ 1,550
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,257
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	3,835
Series 2006 D, 0.804% 7/1/32 (c)	5,540	3,782
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,751
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,142
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,430
5% 12/1/15	665	748
Kalamazoo Pub. Schools Series 2009, 5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,563
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,112
5% 11/15/21	650	717
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13	2,640	2,673
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (e)	160	162
Michigan Gen. Oblig. Series 2001, 5.5% 12/1/12	1,570	1,678
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series 2002 A:
5.5% 3/1/16	1,000	1,020
5.5% 3/1/17	1,885	1,918
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	8,000	8,016
Series 2008 A:
5% 5/15/12	1,250	1,294
5% 5/15/13	1,500	1,604
(Oakwood Obligated Group Proj.) Series 2003, 5.5% 11/1/11	1,915	1,939
(Trinity Health Sys. Proj.):
Series 2006 A, 5% 12/1/26	1,200	1,204
Series 2008 A, 6.5% 12/1/33	5,500	5,920
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B, 3.75%, tender 3/15/12 (c)	$ 10,000	$ 10,241
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series 1999 A, 5.55% 9/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,500	1,498
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	11,449
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,369
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (e)	1,025	1,114
West Bloomfield School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,040	1,074
Western Michigan Univ. Rev. Series 2009:
5.25% 11/15/12 (Assured Guaranty Corp. Insured)	2,780	2,937
5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,237
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/13	1,000	1,037
4% 1/1/14	1,100	1,160
5% 1/1/15	1,585	1,740
		95,369
Minnesota - 0.7%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	575	583
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (d)	1,000	1,057
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,347
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,526
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,570	5,985
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,573
5% 1/1/20	4,500	4,957
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/12	$ 400	$ 408
5% 5/15/13	395	411
5% 5/15/14	250	263
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,230	1,233
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,500	1,674
5.5% 7/1/18	1,400	1,547
		29,564
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,351
5% 8/15/13	1,500	1,575
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/11	1,305	1,314
		4,240
Missouri - 0.2%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	1,000	1,042
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (e)	1,000	1,061
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,084
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,108
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.:
5.125% 1/1/20	370	387
5.125% 1/1/20 (Pre-Refunded to 1/1/13 @ 100) (e)	1,945	2,083
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (d)	1,500	1,619
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	1,960
		10,344
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	$ 5,100	$ 5,108
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
(Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,713
(Immanuel Med. Ctr. Proj.) Series 2010, 5.625% 1/1/40	1,500	1,491
		5,204
Nevada - 0.6%
Clark County Arpt. Rev.:
Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (d)	1,500	1,547
5.375% 7/1/20 (AMBAC Insured) (d)	1,100	1,123
Series 2008 E, 5% 7/1/11	5,000	5,000
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	5,965	6,224
Series 2002 C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (e)	1,000	1,048
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,542
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,058
5% 7/1/14	1,000	1,073
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300	2,430
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,652
		26,697
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	600	605
New Jersey - 2.1%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 A, 5% 2/15/14	1,710	1,757
Series 2005 B, 5% 2/15/13	2,210	2,255
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	$ 2,300	$ 2,621
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,022
5.25% 6/15/21	4,500	4,745
5.25% 6/15/22	10,585	11,038
New Jersey Econ. Dev. Auth. Exempt Facilities Rev. Bonds (Pub. Svc. Elec. and Gas Co. Proj.) Series 2010 A, 1.2%, tender 12/1/11 (c)(d)	8,300	8,317
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	4,500	4,599
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/15	3,000	3,323
5.25% 3/1/21	6,500	6,827
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,260
5.25% 3/1/23	1,500	1,551
5.25% 3/1/24	5,550	5,724
5.25% 3/1/25	4,200	4,315
5.25% 3/1/26	4,700	4,812
Series 2008 Y:
5% 9/1/11	1,000	1,007
5% 9/1/12	2,545	2,684
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series 2000 A, 6.875% 7/1/30	1,200	1,200
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (e)	3,735	4,181
New Jersey Tpk. Auth. Tpk. Rev. Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (e)	6,420	7,208
New Jersey Trans. Trust Fund Auth. Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,332
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	2,000	2,056
		88,834
New Mexico - 1.0%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (c)	27,900	28,622
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	$ 5,000	$ 5,380
4% 9/1/16	3,000	3,233
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,304
		40,539
New York - 15.9%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,174
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,965
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,096
5.75% 7/1/40	1,000	1,003
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (e)	4,740	5,206
5.75% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (e)	2,240	2,342
Series 2004:
5.75% 5/1/17 (FSA Insured)	2,895	3,174
5.75% 5/1/19 (FSA Insured)	5,590	6,032
5.75% 5/1/22 (FSA Insured)	8,525	9,035
5.75% 5/1/25 (FSA Insured)	1,715	1,798
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33	6,000	6,534
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,039
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (e)	2,495	2,684
New York City Gen. Oblig.:
Series 2002 A1, 5.25% 11/1/14 (Pre-Refunded to 11/1/11 @ 101) (e)	600	616
Series 2005 F1, 5.25% 9/1/14	3,600	4,064
Series 2005 G, 5% 8/1/14	6,500	7,269
Series 2008 E, 5% 8/1/13	11,760	12,797
Series 2010 C, 5% 8/1/14	10,000	11,184
Series 2010 E, 5% 8/1/16	11,210	12,952
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series C:
5.5% 8/1/13	$ 1,965	$ 2,109
5.5% 8/1/13 (Pre-Refunded to 2/1/13 @ 100) (e)	35	38
Series J:
5% 3/1/12	1,105	1,139
5% 3/1/12 (Escrowed to Maturity) (e)	1,915	1,975
Series K:
5% 8/1/11	2,165	2,172
5% 8/1/11 (Escrowed to Maturity) (e)	1,130	1,134
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	839
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	4,989
Series 2009 S2, 6% 7/15/38	7,000	7,543
Series 2009 S3, 5.25% 1/15/34	20,000	20,626
Series 2009 S4, 5.75% 1/15/39	6,400	6,780
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	32,135	32,647
6% 11/1/28 (a)	41,505	42,232
Series 2010 B, 5% 11/1/20	37,195	42,854
Series 2010 D:
5% 11/1/15	1,475	1,707
5% 11/1/16	9,410	11,040
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	2,843
Series 2009 A:
5% 3/15/17	9,975	11,659
5% 3/15/19	11,040	12,868
Series 2009 D, 5% 6/15/13	28,070	30,496
Series 2010 A:
5% 2/15/19	1,000	1,165
5% 2/15/20	3,000	3,507
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	7,705	8,011
Series A:
5.75% 7/1/13	2,720	2,829
5.75% 7/1/13 (AMBAC Insured)	875	910
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
5% 2/15/12	$ 6,855	$ 7,043
5% 2/15/13	6,545	6,999
5% 8/15/13	7,390	7,968
(Mental Health Svcs. Proj.) Series 2005 D, 5% 2/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,000	9,234
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	900	937
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	5,300	5,767
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	6,109
Series 2009 A:
5% 7/1/20	5,000	5,592
5% 7/1/21	12,335	13,696
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	18,977
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/13	4,280	4,685
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (c)	9,600	10,149
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	7,890	8,852
Series 2005 C, 5.25% 11/15/14	1,000	1,121
Series 2008 C, 6.5% 11/15/28	11,300	12,999
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (c)(d)	28,100	28,162
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	5,000	5,294
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,262
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A:
5% 4/1/13	3,420	3,682
5% 4/1/14	1,500	1,662
Series 2010 A, 5% 4/1/23	8,195	9,074
Series 2011 A, 5% 4/1/19	2,000	2,313
Series 2011 A1, 5% 4/1/20	2,220	2,564
Series 2011 A2, 5% 4/1/21	2,000	2,306
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,781
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Urban Dev. Corp. Rev.: - continued
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	$ 4,085	$ 4,233
Series 2008 D, 5% 1/1/13	9,500	10,103
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (c)(d)	3,000	3,044
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	6,700	6,996
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,301
5.25% 6/1/22 (AMBAC Insured)	9,450	9,872
5.5% 6/1/14	495	497
5.5% 6/1/15	5,780	5,799
5.5% 6/1/16	20,000	20,061
5.5% 6/1/17	1,900	1,906
5.5% 6/1/19	1,000	1,054
Series 2003B 1C:
5.5% 6/1/14	1,055	1,059
5.5% 6/1/15	4,900	4,916
5.5% 6/1/16	1,600	1,605
5.5% 6/1/17	7,950	7,974
5.5% 6/1/18	17,165	17,649
5.5% 6/1/19	4,700	4,952
5.5% 6/1/20	800	842
5.5% 6/1/22	600	630
Series 2011, 5% 6/1/16 (b)	17,000	19,379
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A, 5.125% 1/1/22	2,000	2,032
Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (e)	9,100	10,429
		663,637
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (d)	1,215	1,218
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	4,100	4,301
		5,519
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - 0.8%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (AMBAC Insured)	$ 1,580	$ 1,731
5.25% 6/1/20 (AMBAC Insured)	1,520	1,620
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,586
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003 A, 5% 11/1/11 (FSA Insured)	1,200	1,215
Series 2003, 5% 11/1/12 (FSA Insured)	1,300	1,359
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17	1,400	1,526
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B:
5% 1/1/15	1,250	1,389
5% 1/1/16	3,000	3,369
5% 1/1/20	2,110	2,298
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,601
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,432
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,549
5% 6/1/22	4,000	4,291
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,700	1,742
		33,708
North Dakota - 0.1%
Fargo Health Sys. Rev. Series 2002 A, 5.625% 6/1/15 (Pre-Refunded to 6/1/12 @ 100) (e)	3,685	3,864
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006:
5% 7/1/12	1,000	1,032
5% 7/1/14	1,000	1,063
		5,959
Ohio - 2.7%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/12	1,690	1,717
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A2:
5.75% 6/1/34	2,000	1,497
6% 6/1/42	1,500	1,109
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	$ 1,435	$ 1,519
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (e)	1,060	1,083
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (e)	600	604
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,078
Montgomery County Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	3,210	3,252
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,418
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,491
5% 10/1/22	2,000	2,183
5% 10/1/23	3,000	3,248
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	3,475	4,073
Series 2010 B, 4% 9/15/15	2,830	3,139
(Higher Ed. Proj.):
Series 2010 A:
5% 8/1/15	6,010	6,889
5% 8/1/16	3,480	4,054
Series 2010 B, 5% 8/1/15	15,775	18,081
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,130
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	4,970
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/14	7,000	7,907
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	5,900	6,631
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(d)	15,000	15,959
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	26
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Olentangy Local School District: - continued
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (e)	$ 975	$ 1,021
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/22	500	505
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/11	1,220	1,237
5.75% 12/1/35	5,200	5,215
		112,036
Oklahoma - 0.8%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (e)	1,000	998
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,134
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,356
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,676
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,328
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B:
5% 8/15/12	1,500	1,567
5% 8/15/13	1,260	1,362
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,493
5% 1/1/22 (FSA Insured)	12,455	13,845
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,444
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,097
5% 12/15/14	850	953
		35,253
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	3,500	3,792
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 3.5%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	$ 3,500	$ 3,606
Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,210	1,239
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	6,200	6,713
Series 2008 B:
5% 6/15/12	2,000	2,086
5% 6/15/13	2,000	2,149
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,393
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series 2006 A:
5% 12/15/12	1,120	1,139
5% 12/15/13	1,155	1,182
Series 2006 B, 5% 12/15/13	3,115	3,187
(Crozer-Keystone Health Sys. Proj.) Series 2002:
5.75% 12/15/13	175	180
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (e)	380	397
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22	2,400	2,906
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,543
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	1,950
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,651
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,372
Series 2009 A, 5% 6/1/17	2,925	3,178
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (d)	1,300	1,314
6.5% 11/1/16 (d)	1,100	1,114
Pennsylvania Gen. Oblig. Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100) (e)	1,745	2,063
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev. (The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	$ 2,100	$ 2,314
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	17,171
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	8,636
Series 2009 B, 5% 12/1/16	12,500	14,260
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,787
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,110
Philadelphia Gen. Oblig.:
Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,025
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,737
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,360	3,417
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	722
Series 2010 C:
5% 9/1/20	14,000	14,920
5% 9/1/21	6,000	6,319
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,297
Pittsburgh School District:
Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,041
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	3,033
Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,688
5% 9/1/20 (FSA Insured)	1,000	1,122
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,509
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	4,891
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
West Allegheny School District Series 2003 B, 5.25% 2/1/13 (FGIC Insured)	$ 1,345	$ 1,435
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,214
		144,010
Puerto Rico - 0.1%
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (c)	5,000	5,365
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series 2006 A, 5% 5/15/14 (FSA Insured)	2,000	2,132
(Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	630	651
		2,783
South Carolina - 0.5%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 A, 5.25% 8/15/11	1,765	1,773
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,401
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,519
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	789
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,182
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2010, 5% 2/1/18	1,935	2,098
(Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,064
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,463
Series 2005 A, 5.5% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,448
Sumter Two School Facilities, Inc. Rev. Series 2007, 5% 12/1/17 (Assured Guaranty Corp. Insured)	1,335	1,476
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,700	3,891
		21,104
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	$ 375	$ 417
5.25% 11/1/18	1,000	1,101
		1,518
Tennessee - 1.1%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006, 5% 12/15/11	3,270	3,328
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,598
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,100	5,239
(Fort Sanders Alliance Proj.) Series 1993:
5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,240	1,311
6.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,804
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2003 A:
5% 9/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,846
5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,162
Series 2010 B, 5.625% 7/1/20 (d)	5,000	5,462
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	1,600	1,737
4.75% 7/1/15	3,560	3,919
Shelby County Gen. Oblig. Series 1996 B, 0% 12/1/12	10,000	9,732
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,650
		45,788
Texas - 9.0%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,912
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,446
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	871
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	$ 1,750	$ 1,796
6% 1/1/18	1,000	1,003
6% 1/1/19	1,335	1,328
Austin Elec. Util. Sys. Rev.:
0% 11/15/12 (AMBAC Insured)	5,645	5,522
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,559
Austin Independent School District Series 2006, 5.25% 8/1/11	3,515	3,527
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A:
5% 11/15/14	2,315	2,614
5% 11/15/17	1,375	1,600
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,144
5.25% 2/15/42	6,000	6,227
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,423
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,185
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	182
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (e)	1,190	1,240
5.375% 5/1/16 (FSA Insured)	185	192
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (e)	1,240	1,292
5.375% 5/1/17 (FSA Insured)	195	201
Birdville Independent School District Series 1999, 0% 2/15/12	4,150	4,143
Boerne Independent School District Series 2004, 5.25% 2/1/35	1,300	1,317
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,138
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,500
Camino Real Reg'l. Mobility Auth. Series 2008:
5% 2/15/13	9,340	9,754
5% 8/15/13	9,575	10,088
Clint Independent School District Series 2003:
5.5% 8/15/18	190	198
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (e)	810	858
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Cypress-Fairbanks Independent School District:
Series 2002, 5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (e)	$ 1,500	$ 1,551
Series A, 0% 2/15/16	3,640	3,362
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2008, 5.25% 12/1/43	2,555	2,637
5.25% 12/1/38	6,700	6,949
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,618
5% 11/1/16	3,000	3,402
5% 11/1/21	1,500	1,593
Series 2009, 5% 11/1/19	1,000	1,120
Dallas Independent School District:
Series 2005, 5.25% 8/15/11	2,000	2,011
Series 2008, 6.375% 2/15/34	1,300	1,502
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	1,810
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,543
Series 2009, 5% 2/15/17	1,220	1,428
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,745
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,069
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,246
Grapevine Gen. Oblig. Series 2009, 5% 2/15/14	1,745	1,923
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Children's Hosp. Proj.) Series 2009, 5% 10/1/19	1,260	1,433
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	5,595
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,317
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	8,188
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	2,400	2,646
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) Series 2002:
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (e)	1,000	1,034
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) Series 2002: - continued
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (e)	$ 1,140	$ 1,179
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series 1997 A, 5.375% 7/15/11 (FSA Insured) (d)	3,300	3,304
Series 2011 A, 5% 7/1/20 (b)(d)	8,000	8,402
Series A, 5.5% 7/1/39	6,000	6,161
Houston Independent School District:
Series 2005 A, 0% 2/15/16	6,395	5,907
0% 8/15/15	2,000	1,886
Houston Util. Sys. Rev. Series 2007 B, 5% 11/15/18 (FGIC Insured)	2,500	2,876
Houston Wtr. & Swr. Sys. Rev. Series C, 0% 12/1/11 (AMBAC Insured)	8,250	8,235
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,155
0% 2/15/17	1,400	1,237
Series 2009, 4% 2/15/14	410	443
Hurst Euless Bedford Independent School District Series 1994, 0% 8/15/12	5,105	5,085
Irving Gen. Oblig. Series 2009, 5% 9/15/17	1,885	2,226
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	956
Keller Independent School District Series 1996 A:
0% 8/15/12	1,590	1,584
0% 8/15/17	1,020	887
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,527
Klein Independent School District Series 2005 A, 5% 8/1/13	1,455	1,589
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,544
Lower Colorado River Auth. Rev.:
Series 2008, 5.75% 5/15/37	3,600	3,707
Series 2010:
5% 5/15/14	6,000	6,642
5% 5/15/15	2,475	2,807
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5.25% 5/15/21	2,405	2,522
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Manor Independent School District Series 2007, 5.25% 8/1/34	$ 2,000	$ 2,089
Mansfield Independent School District:
5.5% 2/15/15	25	26
5.5% 2/15/16	35	36
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,091
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 1.55%, tender 10/3/11 (c)	3,000	3,000
Montgomery County Gen. Oblig.:
Series 2002 A:
5.625% 3/1/19 (FSA Insured)	520	533
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (e)	3,480	3,603
Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,578
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,007
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,269
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (e)	2,520	2,884
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (e)	1,100	1,250
North Texas Tollway Auth. Rev. Series 2008 A, 6% 1/1/23	2,200	2,423
Northside Independent School District Series A:
5.25% 2/15/17	725	742
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (e)	2,250	2,318
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,285
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,693
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	7,882
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,097
Rockwall Independent School District Series 2002:
5.375% 2/15/17	20	20
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Rockwall Independent School District Series 2002: - continued
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (e)	$ 1,025	$ 1,057
5.375% 2/15/18	25	26
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (e)	1,345	1,388
Round Rock Independent School District Series 2002:
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (e)	1,000	1,055
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (e)	1,050	1,108
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (d)	2,165	2,342
San Antonio Elec. & Gas Sys. Rev.:
Series 2002, 5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (e)	2,505	2,578
5.375% 2/1/17	3,140	3,224
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (e)	355	365
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005:
5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,858
5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	2,022
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,709
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (e)	3,650	4,153
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,397
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.):
Series 2002, 5.5% 10/1/12 (AMBAC Insured)	2,905	3,082
Series 2009:
5% 10/1/19	3,045	3,508
5% 10/1/20	2,180	2,482
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,669
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	1,175	1,285
5% 11/15/14	2,005	2,242
5% 11/15/15	1,880	2,138
5.75% 11/15/24	4,700	5,104
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	$ 7,000	$ 7,711
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,963
Texas Gen. Oblig.:
Series 2009 A, 5% 10/1/17	3,660	4,327
Series 2011 A:
5% 8/1/19 (b)(d)	1,545	1,744
5% 8/1/21 (b)(d)	1,530	1,705
Series 2011 B, 2% 8/1/12 (b)(d)	3,300	3,355
0% 10/1/13	8,900	8,617
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	7,055
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	6,000	6,378
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,430
Texas State Univ. Sys. Fing. Rev. Series 2004, 5% 3/15/12 (FSA Insured)	2,000	2,066
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	5,810	5,742
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	1,000	1,112
5.625% 7/15/21	835	837
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	2,930
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,162
Waller Independent School District:
5.5% 2/15/26	3,220	3,557
5.5% 2/15/33	4,160	4,454
5.5% 2/15/37	4,820	5,081
Waxahachie Independent School District Series 1997, 0% 8/15/14	1,460	1,414
White Settlement Independent School District:
5.75% 8/15/34	60	61
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100) (e)	1,190	1,263
Wylie Independent School District Series 2001, 0% 8/15/20	1,000	735
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Ysleta Independent School District:
Series 1993, 0% 8/15/11	$ 1,100	$ 1,100
Series 2005, 5% 8/15/23	1,745	1,892
		373,152
Utah - 0.3%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,716
5% 8/15/18	2,500	2,852
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,402
		12,970
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,205
6.125% 12/1/27 (AMBAC Insured)	2,800	2,836
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,043
5% 12/1/14 (FSA Insured)	1,200	1,290
5% 12/1/15 (FSA Insured)	1,000	1,089
		7,463
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13	3,250	3,454
5% 10/1/14	3,000	3,235
		6,689
Virginia - 0.7%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (c)(d)	7,500	7,665
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	2,200	2,244
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	12,000	12,882
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Peninsula Port Auth. Coal Term. Rev. Bonds (Dominion Term. Associates Proj.) Series 2003, 5%, tender 10/1/11 (c)	$ 5,000	$ 5,035
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	2,500	2,651
		30,477
Washington - 2.9%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,300
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,098
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (c)(d)	1,000	1,045
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,223
Energy Northwest Elec. Rev.:
(#1 Proj.) Series 2002 B, 6% 7/1/17	4,000	4,201
Series 2012 A:
5% 7/1/19 (b)	10,000	10,965
5% 7/1/20 (b)	25,000	27,271
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002:
5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145	150
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (e)	1,855	1,971
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,079
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	10,137
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	12,922
Series 2009, 5.25% 1/1/42	1,900	1,963
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,470
5% 12/1/19	1,385	1,595
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,081
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003: - continued
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,068
Thurston County Tumwater School District #33 Gen. Oblig. Series 1996 B:
0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,415	6,382
0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,830	6,697
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (Escrowed to Maturity) (e)	2,025	2,014
Series R 97A, 0% 7/1/19 (Escrowed to Maturity) (e)	3,440	2,786
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,724
5% 8/15/16	2,500	2,726
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,142
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	3,099
Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,509
(Swedish Health Svcs. Proj.) Series 1998, 5.5% 11/15/12 (AMBAC Insured)	3,000	3,009
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B, 0% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	3,959
		122,586
West Virginia - 0.2%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (e)	1,100	1,011
West Virginia Commissioner of Hwys. Spl. Oblig. Series 2006 A, 5% 9/1/12 (FSA Insured)	1,500	1,576
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,425
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (FGIC Insured)	2,815	3,094
		7,106
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - 0.5%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (e)	$ 875	$ 920
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (e)	1,300	1,370
Menasha Joint School District:
5.5% 3/1/19 (FSA Insured)	60	61
5.5% 3/1/19 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100) (e)	970	996
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,100	1,223
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	1,800	1,672
5.75% 7/1/30	2,000	1,998
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	1,000	1,062
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	903
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (e)	1,760	1,837
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (e)	1,000	1,045
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (e)	1,000	1,045
Series 2003 A, 5.5% 8/15/14	1,775	1,868
Series 2006 A, 5% 8/15/12	4,795	4,948
		20,948
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	6,476
TOTAL MUNICIPAL BONDS (Cost $3,931,306)		4,058,147
Municipal Notes - 0.3%
	Principal Amount (000s)	Value (000s)
Florida - 0.3%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11 (Cost $10,600)	$ 10,600	$ 10,697
TOTAL INVESTMENT PORTFOLIO - 97.6% (Cost $3,941,906)		4,068,844
NET OTHER ASSETS (LIABILITIES) - 2.4%		99,490
NET ASSETS - 100%		$ 4,168,334
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	33.8%
Health Care	15.1%
Special Tax	12.3%
Electric Utilities	12.0%
Transportation	7.2%
Escrowed/Pre-Refunded	6.6%
Others* (Individually Less Than 5%)	13.0%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2011 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,941,906)		$ 4,068,844
Cash		156,835
Receivable for fund shares sold		4,216
Interest receivable		50,434
Other receivables		9
Total assets		4,280,338

Liabilities
Payable for investments purchased Regular delivery	$ 6,052
Delayed delivery	96,630
Payable for fund shares redeemed	3,827
Distributions payable	3,701
Accrued management fee	997
Distribution and service plan fees payable	75
Other affiliated payables	690
Other payables and accrued expenses	32
Total liabilities		112,004

Net Assets		$ 4,168,334
Net Assets consist of:
Paid in capital		$ 4,043,487
Undistributed net investment income		144
Accumulated undistributed net realized gain (loss) on investments		(2,235)
Net unrealized appreciation (depreciation) on investments		126,938
Net Assets		$ 4,168,334

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2011 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($103,780 ÷ 10,207.7 shares)	$ 10.17

Maximum offering price per share (100/96.00 of $10.17)	$ 10.59
Class T: Net Asset Value and redemption price per share ($11,868 ÷ 1,167.9 shares)	$ 10.16

Maximum offering price per share (100/96.00 of $10.16)	$ 10.58
Class B: Net Asset Value and offering price per share ($3,384 ÷ 332.8 shares)A	$ 10.17

Class C: Net Asset Value and offering price per share ($58,339 ÷ 5,736.2 shares)A	$ 10.17

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($3,740,550 ÷ 368,140.4 shares)	$ 10.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($250,413 ÷ 24,610.7 shares)	$ 10.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended June 30, 2011 (Unaudited)
Investment Income
Interest		$ 80,662

Expenses
Management fee	$ 6,069
Transfer agent fees	1,761
Distribution and service plan fees	457
Accounting fees and expenses	311
Custodian fees and expenses	24
Independent trustees' compensation	8
Registration fees	107
Audit	28
Legal	5
Miscellaneous	29
Total expenses before reductions	8,799
Expense reductions	(25)	8,774
Net investment income (loss)		71,888
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(2,146)
Change in net unrealized appreciation (depreciation) on investment securities		58,399
Net gain (loss)		56,253
Net increase (decrease) in net assets resulting from operations		$ 128,141

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 71,888	$ 163,512
Net realized gain (loss)	(2,146)	29,817
Change in net unrealized appreciation (depreciation)	58,399	(55,348)
Net increase (decrease) in net assets resulting from operations	128,141	137,981
Distributions to shareholders from net investment income	(71,869)	(163,474)
Distributions to shareholders from net realized gain	(4,880)	(18,404)
Total distributions	(76,749)	(181,878)
Share transactions - net increase (decrease)	(160,218)	(282,578)
Redemption fees	25	77
Total increase (decrease) in net assets	(108,801)	(326,398)

Net Assets
Beginning of period	4,277,135	4,603,533
End of period (including undistributed net investment income of $144 and undistributed net investment income of $125, respectively)	$ 4,168,334	$ 4,277,135

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Income from Investment Operations
Net investment income (loss) E	.165	.318	.325	.344	.357	.365
Net realized and unrealized gain (loss)	.151	(.088)	.482	(.277)	.005	.003
Total from investment operations	.316	.230	.807	.067	.362	.368
Distributions from net investment income	(.164)	(.317)	(.327)	(.346)	(.357)	(.365)
Distributions from net realized gain	(.012)	(.043)	-	(.002)	(.015)	(.003)
Total distributions	(.176)	(.360)	(.327)	(.348)	(.372)	(.368)
Redemption fees added to paid in capital E	- G	- G	- G	.001	- G	- G
Net asset value, end of period	$ 10.17	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97
Total Return B, C, D	3.19%	2.2%	8.43%	.69%	3.71%	3.77%
Ratios to Average Net Assets F
Expenses before reductions	.69% A	.68%	.71%	.68%	.68%	.63%
Expenses net of fee waivers, if any	.69% A	.68%	.71%	.68%	.68%	.63%
Expenses net of all reductions	.69% A	.68%	.71%	.61%	.61%	.50%
Net investment income (loss)	3.30% A	3.09%	3.25%	3.55%	3.61%	3.71%
Supplemental Data
Net assets, end of period (in millions)	$ 104	$ 113	$ 106	$ 43	$ 6	$ 2
Portfolio turnover rate	13% A	18%	5%	8%	18%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Income from Investment Operations
Net investment income (loss) E	.165	.320	.328	.347	.355	.358
Net realized and unrealized gain (loss)	.142	(.087)	.481	(.279)	.006	.004
Total from investment operations	.307	.233	.809	.068	.361	.362
Distributions from net investment income	(.165)	(.320)	(.329)	(.347)	(.356)	(.359)
Distributions from net realized gain	(.012)	(.043)	-	(.002)	(.015)	(.003)
Total distributions	(.177)	(.363)	(.329)	(.349)	(.371)	(.362)
Redemption fees added to paid in capital E	- G	- G	- G	.001	- G	- G
Net asset value, end of period	$ 10.16	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97
Total Return B, C, D	3.09%	2.28%	8.46%	.70%	3.70%	3.71%
Ratios to Average Net AssetsF
Expenses before reductions	.68%A	.66%	.69%	.68%	.68%	.68%
Expenses net of fee waivers, if any	.68%A	.66%	.69%	.68%	.68%	.68%
Expenses net of all reductions	.68%A	.65%	.68%	.63%	.63%	.59%
Net investment income (loss)	3.31%A	3.11%	3.28%	3.53%	3.59%	3.62%
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 13	$ 12	$ 9	$ 5	$ 4
Portfolio turnover rate	13%A	18%	5%	8%	18%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Income from Investment Operations
Net investment income (loss) E	.133	.252	.261	.278	.289	.294
Net realized and unrealized gain (loss)	.151	(.087)	.481	(.278)	.003	.002
Total from investment operations	.284	.165	.742	-	.292	.296
Distributions from net investment income	(.132)	(.252)	(.262)	(.279)	(.287)	(.293)
Distributions from net realized gain	(.012)	(.043)	-	(.002)	(.015)	(.003)
Total distributions	(.144)	(.295)	(.262)	(.281)	(.302)	(.296)
Redemption fees added to paid in capital E	- H	- H	- H	.001	- H	- H
Net asset value, end of period	$ 10.17	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97
Total ReturnB, C, D	2.86%	1.60%	7.73%	0.00%F	2.99%	3.02%
Ratios to Average Net Assets G
Expenses before reductions	1.33%A	1.32%	1.35%	1.37%	1.37%	1.35%
Expenses net of fee waivers, if any	1.33%A	1.32%	1.35%	1.37%	1.37%	1.35%
Expenses net of all reductions	1.33%A	1.31%	1.35%	1.31%	1.30%	1.25%
Net investment income (loss)	2.66%A	2.46%	2.61%	2.85%	2.92%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,384	$ 3,650	$ 3,261	$ 1,403	$ 546	$ 304
Portfolio turnover rate	13%A	18%	5%	8%	18%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.16	$ 9.68	$ 9.97	$ 9.98	$ 9.97
Income from Investment Operations
Net investment income (loss) E	.126	.240	.252	.271	.283	.285
Net realized and unrealized gain (loss)	.141	(.078)	.480	(.290)	.004	.012
Total from investment operations	.267	.162	.732	(.019)	.287	.297
Distributions from net investment income	(.125)	(.239)	(.252)	(.270)	(.282)	(.284)
Distributions from net realized gain	(.012)	(.043)	-	(.002)	(.015)	(.003)
Total distributions	(.137)	(.282)	(.252)	(.272)	(.297)	(.287)
Redemption fees added to paid in capital E	- G	- G	- G	.001	- G	- G
Net asset value, end of period	$ 10.17	$ 10.04	$ 10.16	$ 9.68	$ 9.97	$ 9.98
Total ReturnB, C, D	2.69%	1.58%	7.63%	(.18)%	2.93%	3.03%
Ratios to Average Net AssetsF
Expenses before reductions	1.47%A	1.44%	1.45%	1.45%	1.42%	1.43%
Expenses net of fee waivers, if any	1.47%A	1.44%	1.45%	1.45%	1.42%	1.43%
Expenses net of all reductions	1.47%A	1.44%	1.45%	1.39%	1.35%	1.34%
Net investment income (loss)	2.52%A	2.33%	2.52%	2.78%	2.87%	2.88%
Supplemental Data
Net assets, end of period (in millions)	$ 58	$ 64	$ 49	$ 15	$ 3	$ 1
Portfolio turnover rate	13%A	18%	5%	8%	18%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Intermediate Municipal Income

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 10.15	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Income from Investment Operations
Net investment income (loss) D	.178	.347	.355	.372	.381	.385
Net realized and unrealized gain (loss)	.142	(.077)	.472	(.278)	.006	.002
Total from investment operations	.320	.270	.827	.094	.387	.387
Distributions from net investment income	(.178)	(.347)	(.357)	(.373)	(.382)	(.384)
Distributions from net realized gain	(.012)	(.043)	-	(.002)	(.015)	(.003)
Total distributions	(.190)	(.390)	(.357)	(.375)	(.397)	(.387)
Redemption fees added to paid in capital D	- F	- F	- F	.001	- F	- F
Net asset value, end of period	$ 10.16	$ 10.03	$ 10.15	$ 9.68	$ 9.96	$ 9.97
Total Return B, C,	3.23%	2.65%	8.65%	.96%	3.97%	3.97%
Ratios to Average Net Assets E
Expenses before reductions	.41% A	.39%	.41%	.42%	.42%	.43%
Expenses net of fee waivers, if any	.41% A	.39%	.41%	.42%	.42%	.43%
Expenses net of all reductions	.41% A	.39%	.41%	.38%	.37%	.34%
Net investment income (loss)	3.58% A	3.38%	3.55%	3.79%	3.85%	3.88%
Supplemental Data
Net assets, end of period (in millions)	$ 3,741	$ 3,807	$ 3,775	$ 2,694	$ 2,013	$ 2,026
Portfolio turnover rate	13% A	18%	5%	8%	18%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.17	$ 9.69	$ 9.97	$ 9.98	$ 9.97
Income from Investment Operations
Net investment income (loss) D	.177	.341	.351	.369	.378	.382
Net realized and unrealized gain (loss)	.142	(.087)	.481	(.276)	.006	.014
Total from investment operations	.319	.254	.832	.093	.384	.396
Distributions from net investment income	(.177)	(.341)	(.352)	(.372)	(.379)	(.383)
Distributions from net realized gain	(.012)	(.043)	-	(.002)	(.015)	(.003)
Total distributions	(.189)	(.384)	(.352)	(.374)	(.394)	(.386)
Redemption fees added to paid in capital D	- F	- F	- F	.001	- F	- F
Net asset value, end of period	$ 10.17	$ 10.04	$ 10.17	$ 9.69	$ 9.97	$ 9.98
Total Return B, C	3.21%	2.49%	8.69%	.96%	3.95%	4.06%
Ratios to Average Net Assets E
Expenses before reductions	.44% A	.46%	.47%	.43%	.44%	.49%
Expenses net of fee waivers, if any	.44% A	.46%	.47%	.43%	.44%	.49%
Expenses net of all reductions	.44% A	.46%	.46%	.36%	.39%	.36%
Net investment income (loss)	3.55% A	3.31%	3.50%	3.80%	3.83%	3.86%
Supplemental Data
Net assets, end of period (in millions)	$ 250	$ 277	$ 660	$ 253	$ 54	$ 27
Portfolio turnover rate	13% A	18%	5%	8%	18%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Intermediate Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments, by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 143,976
Gross unrealized depreciation	(16,938)
Net unrealized appreciation (depreciation) on securities and other investments	$ 127,038

Tax cost	$ 3,941,806

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $252,827 and $421,042, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annualized management fee rate was ..30% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 131	$ 7
Class T	-%	.25%	15	-
Class B	.65%	.25%	16	11
Class C	.75%	.25%	295	94
			$ 457	$ 112

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 19
Class T	1
Class B*	6
Class C*	10
$ 36

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 60.11
Class T	6.11
Class B	2.10
Class C	40.14
Intermediate Municipal Income	1,491.08
Institutional Class	162.12
	$ 1,761

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $21 and $4, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Class A	$ 1,710	$ 3,539
Class T	201	409
Class B	46	90
Class C	738	1,378
Intermediate Municipal Income	64,371	136,526
Institutional Class	4,803	21,532
Total	$ 71,869	$ 163,474
From net realized gain
Class A	$ 126	$ 483
Class T	15	56
Class B	4	16
Class C	72	272
Intermediate Municipal Income	4,330	16,416
Institutional Class	333	1,161
Total	$ 4,880	$ 18,404

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Class A
Shares sold	1,554	4,847	$ 15,620	$ 49,807
Reinvestment of distributions	129	274	1,293	2,809
Shares redeemed	(2,691)	(4,315)	(26,970)	(44,153)
Net increase (decrease)	(1,008)	806	$ (10,057)	$ 8,463
Class T
Shares sold	97	492	$ 979	$ 5,033
Reinvestment of distributions	17	34	168	353
Shares redeemed	(265)	(341)	(2,649)	(3,496)
Net increase (decrease)	(151)	185	$ (1,502)	$ 1,890

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Class B
Shares sold	17	114	$ 174	$ 1,178
Reinvestment of distributions	3	6	27	58
Shares redeemed	(51)	(77)	(510)	(789)
Net increase (decrease)	(31)	43	$ (309)	$ 447
Class C
Shares sold	597	2,729	$ 6,009	$ 28,057
Reinvestment of distributions	54	107	538	1,096
Shares redeemed	(1,247)	(1,290)	(12,493)	(13,219)
Net increase (decrease)	(596)	1,546	$ (5,946)	$ 15,934
Intermediate Municipal Income
Shares sold	60,065	127,500	$ 603,400	$ 1,308,373
Reinvestment of distributions	4,823	10,992	48,474	112,544
Shares redeemed	(76,412)	(130,552)	(763,598)	(1,334,297)
Net increase (decrease)	(11,524)	7,940	$ (111,724)	$ 86,620
Institutional Class
Shares sold	7,202	38,492	$ 72,109	$ 394,494
Reinvestment of distributions	185	1,519	1,859	15,605
Shares redeemed	(10,408)	(77,239)	(104,648)	(806,031)
Net increase (decrease)	(3,021)	(37,228)	$ (30,680)	$ (395,932)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ALIMI-USAN-0811
1.820146.105

Fidelity®

Strategic Income

Fund

Semiannual Report

June 30, 2011

(2_fidelity_logos)

(Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(The chairman's photo appears here.)

Dear Shareholder:

Despite bouts of short-term volatility, U.S. equities gained ground in the first half of 2011, buoyed by solid corporate earnings and modest improvement in employment. A strong start had the market up more than 100% off its March 2009 low, but investors were unnerved by this past March's natural disaster in Japan, while weaker economic data and new concern about Greek debt hurt performance during May and June. The longer-term outlook remains clouded by the impact of inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Actual	.71%	$ 1,000.00	$ 1,043.90	$ 3.60
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,021.27	$ 3.56

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Top Five Holdings as of June 30, 2011
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	17.4	16.7
Canadian Government	2.3	2.2
Japan Government	2.3	2.4
Italian Republic	2.2	1.9
UK Treasury Index-Linked GILT	1.9	2.1
	26.1
Top Five Market Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	8.9	7.7
Telecommunication Services	6.7	8.4
Energy	6.2	6.3
Consumer Discretionary	5.2	8.8
Industrials	4.4	4.6
Quality Diversification (% of fund's net assets)
As of June 30, 2011	As of December 31, 2010
U.S. Government and U.S. Government Agency Obligations† 25.4%	U.S. Government and U.S. Government Agency Obligations† 26.1%
AAA,AA,A 12.6%	AAA,AA,A 14.0%
BBB 4.8%	BBB 4.2%
BB 12.8%	BB 15.2%
B 25.9%	B 26.0%
CCC,CC,C 5.2%	CCC,CC,C 7.6%
D 0.0%	D†† 0.0%
Not Rated 3.4%	Not Rated 2.6%
Equities 1.7%	Equities 1.5%
Short-Term Investments and Net Other Assets 8.2%	Short-Term Investments and Net Other Assets 2.8%

† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.

†† Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of June 30, 2011*		As of December 31, 2010**
	Preferred Securities 0.0%		Preferred Securities 0.2%
	Corporate Bonds 36.6%		Corporate Bonds 38.8%
	U.S. Government and U.S. Government Agency Obligations† 25.4%		U.S. Government and U.S. Government Agency Obligations† 26.1%
	Foreign Government & Government Agency Obligations 21.4%		Foreign Government & Government Agency Obligations 22.8%
	Floating Rate Loans 6.4%		Floating Rate Loans 7.5%
	Stocks 1.7%		Stocks 1.5%
	Other Investments 0.3%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets 8.2%		Short-Term Investments and Net Other Assets 2.8%
* Foreign investments	33.2%	** Foreign investments	35.0%
* Futures and Swaps	1.1%	** Futures and Swaps	(0.4)%

† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Semiannual Report

Investments June 30, 2011

Showing Percentage of Net Assets

Corporate Bonds - 36.5%
		Principal Amount (000s)(d)	Value (000s)
Convertible Bonds - 1.2%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.2%
TRW Automotive, Inc. 3.5% 12/1/15 (f)		$ 10,541	$ 22,325
ENERGY - 0.5%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		2,080	2,082
Oil, Gas & Consumable Fuels - 0.5%
Alpha Natural Resources, Inc. 2.375% 4/15/15		15,010	17,509
Chesapeake Energy Corp.:
2.5% 5/15/37		20,560	21,639
2.5% 5/15/37		3,720	3,926
			43,074
TOTAL ENERGY			45,156
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Kinetic Concepts, Inc. 3.25% 4/15/15 (f)		12,700	16,274
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. 3.125% 6/15/12		23,100	23,143
TOTAL CONVERTIBLE BONDS			106,898
Nonconvertible Bonds - 35.3%
CONSUMER DISCRETIONARY - 3.5%
Auto Components - 0.8%
Affinia Group, Inc.:
9% 11/30/14		5,455	5,482
10.75% 8/15/16 (f)		1,593	1,776
Cooper Standard Auto, Inc. 8.5% 5/1/18		1,610	1,695
Dana Holding Corp.:
6.5% 2/15/19		2,040	2,050
6.75% 2/15/21		12,265	12,326
Delphi Corp.:
5.875% 5/15/19 (f)		4,450	4,406
6.125% 5/15/21 (f)		4,130	4,099
Exide Technologies 8.625% 2/1/18 (f)		11,855	12,329
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
International Automotive Components Group SA 9.125% 6/1/18 (f)		$ 4,835	$ 4,944
Lear Corp.:
7.875% 3/15/18		1,240	1,333
8.125% 3/15/20		1,375	1,488
RSC Equipment Rental, Inc. 10% 7/15/17 (f)		2,210	2,475
Stoneridge, Inc. 9.5% 10/15/17 (f)		2,080	2,246
Tenneco, Inc.:
6.875% 12/15/20		5,580	5,678
7.75% 8/15/18		1,360	1,425
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		2,499	2,799
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (f)		4,405	4,757
			71,308
Automobiles - 0.0%
Automotores Gildemeister SA 8.25% 5/24/21 (f)		2,060	2,104
General Motors Corp.:
6.75% 5/1/28 (c)		8,668	148
7.125% 7/15/13 (c)		1,455	25
7.2% 1/15/11 (c)		3,635	62
7.4% 9/1/25 (c)		455	8
7.7% 4/15/16 (c)		6,455	110
8.25% 7/15/23 (c)		4,400	75
8.375% 7/15/33 (c)		6,365	109
			2,641
Distributors - 0.1%
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21 (f)		13,120	12,414
Diversified Consumer Services - 0.0%
Mac-Gray Corp. 7.625% 8/15/15		850	867
Hotels, Restaurants & Leisure - 0.8%
DineEquity, Inc. 9.5% 10/30/18 (f)		2,155	2,338
Dunkin Finance Corp. 9.625% 12/1/18 (f)		1,286	1,296
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		3,930	4,205
Landry's Restaurants, Inc.:
11.625% 12/1/15		1,235	1,334
11.625% 12/1/15 (f)		890	961
MCE Finance Ltd. 10.25% 5/15/18		6,970	7,806
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.:
10% 11/1/16 (f)		$ 4,975	$ 5,298
10.375% 5/15/14		1,235	1,396
Mohegan Tribal Gaming Authority 6.875% 2/15/15		2,740	1,836
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)		2,470	2,655
NCL Corp. Ltd. 9.5% 11/15/18 (f)		1,310	1,402
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (f)		995	993
Roadhouse Financing, Inc. 10.75% 10/15/17 (f)		3,650	3,778
Seven Seas Cruises S de RL LLC 9.125% 5/15/19 (f)		615	635
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		1,380	966
Station Casinos, Inc.:
6% 4/1/12 (c)		7,970	0
6.5% 2/1/14 (c)		9,994	0
6.625% 3/15/18 (c)		10,340	0
6.875% 3/1/16 (c)		10,977	0
7.75% 8/15/16 (c)		12,080	0
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (f)		525	541
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		13,300	14,796
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (c)		770	371
12.75% 1/15/13 (c)		1,435	2
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		813	443
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		15,965	17,302
			70,354
Household Durables - 0.3%
Jarden Corp. 6.125% 11/15/22		2,905	2,890
K. Hovnanian Enterprises, Inc. 11.875% 10/15/15		1,480	1,125
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		5,840	6,366
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA:
7.125% 4/15/19 (f)		2,550	2,518
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA: - continued
9% 4/15/19 (f)		$ 7,595	$ 7,424
Sealy Mattress Co. 10.875% 4/15/16 (f)		1,217	1,351
			21,674
Leisure Equipment & Products - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18		6,855	7,377
Eastman Kodak Co. 10.625% 3/15/19 (f)		3,065	2,996
Easton-Bell Sports, Inc. 9.75% 12/1/16		1,345	1,481
			11,854
Media - 0.9%
Bresnan Broadband Holdings LLC 8% 12/15/18 (f)		2,035	2,111
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)		8,360	8,694
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		5,937	6,991
Checkout Holding Corp. 0% 11/15/15 (f)		2,990	1,921
Clear Channel Communications, Inc. 11% 8/1/16 pay-in-kind (k)		4,041	3,506
DISH DBS Corp. 6.75% 6/1/21 (f)		8,535	8,759
EchoStar Communications Corp. 7.125% 2/1/16		10,835	11,431
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)		11,550	12,185
Gray Television, Inc. 10.5% 6/29/15		1,790	1,853
Houghton Mifflin Harcourt Publishing Co. 10.5% 6/1/19 (f)		4,575	4,529
Liberty Media Corp.:
8.25% 2/1/30		1,960	1,891
8.5% 7/15/29		1,730	1,669
MDC Partners, Inc. 11% 11/1/16		755	847
MediMedia USA, Inc. 11.375% 11/15/14 (f)		770	662
Net Servicos de Comunicacao SA 7.5% 1/27/20		1,650	1,885
ONO Finance II PLC 10.875% 7/15/19 (f)		1,015	1,081
Satmex Escrow SA de CV 9.5% 5/15/17 (f)		1,155	1,178
Sheridan Group, Inc. 12.5% 4/15/14 (f)		2,780	2,648
Sinclair Television Group, Inc. 8.375% 10/15/18		3,175	3,318
			77,159
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.2%
Asbury Automotive Group, Inc. 8.375% 11/15/20 (f)		$ 1,315	$ 1,345
Claire's Escrow Corp. 8.875% 3/15/19 (f)		1,550	1,457
Michaels Stores, Inc. 7.75% 11/1/18 (f)		9,645	9,645
Sonic Automotive, Inc. 9% 3/15/18		8,155	8,583
			21,030
Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands, Inc. 6.375% 12/15/20		6,640	6,408
Levi Strauss & Co.:
7.625% 5/15/20		8,365	8,240
8.875% 4/1/16		1,535	1,596
Liz Claiborne, Inc. 10.5% 4/15/19 (f)		3,710	3,803
Polymer Group, Inc. 7.75% 2/1/19 (f)		1,370	1,384
			21,431
TOTAL CONSUMER DISCRETIONARY			310,732
CONSUMER STAPLES - 0.7%
Beverages - 0.0%
Cerveceria Nacional Dominicana C por A:
8% 3/27/14 (Reg. S)		705	728
16% 3/27/12 (f)		2,102	1,843
			2,571
Food & Staples Retailing - 0.2%
BFF International Ltd. 7.25% 1/28/20 (f)		2,880	3,053
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (f)		4,060	4,101
Rite Aid Corp.:
8% 8/15/20		6,605	7,133
9.5% 6/15/17		965	888
9.75% 6/12/16		3,290	3,660
10.25% 10/15/19		1,655	1,845
			20,680
Food Products - 0.4%
Bumble Bee Acquisition Corp. 9% 12/15/17 (f)		3,375	3,409
Darling International, Inc. 8.5% 12/15/18 (f)		1,020	1,116
Dean Foods Co. 9.75% 12/15/18 (f)		6,515	6,955
Gruma SAB de CV 7.75% (Reg. S) (g)		3,388	3,388
Harbinger Group, Inc. 10.625% 11/15/15		2,390	2,468
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Hines Nurseries, Inc. 10.25% 10/1/11 (c)		$ 520	$ 5
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14		4,120	4,697
MHP SA 10.25% 4/29/15 (f)		1,840	1,964
Michael Foods Group, Inc. 9.75% 7/15/18 (f)		1,680	1,806
Smithfield Foods, Inc. 10% 7/15/14		4,705	5,446
			31,254
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,355	1,413
NBTY, Inc. 9% 10/1/18 (f)		4,475	4,721
Revlon Consumer Products Corp. 9.75% 11/15/15		3,450	3,726
			9,860
TOTAL CONSUMER STAPLES			64,365
ENERGY - 5.6%
Energy Equipment & Services - 0.2%
Complete Production Services, Inc. 8% 12/15/16		2,280	2,354
Forbes Energy Services Ltd. 9% 6/15/19 (f)		3,455	3,386
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (f)		1,995	2,040
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		3,470	3,644
Oil States International, Inc. 6.5% 6/1/19 (f)		3,555	3,591
Pioneer Drilling Co. 9.875% 3/15/18		3,055	3,276
Pride International, Inc. 6.875% 8/15/20		2,775	3,227
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		1,450	1,508
			23,026
Oil, Gas & Consumable Fuels - 5.4%
Afren PLC 11.5% 2/1/16 (f)		3,030	3,310
Alpha Natural Resources, Inc.:
6% 6/1/19		7,210	7,264
6.25% 6/1/21		4,140	4,161
Arch Coal, Inc. 7.25% 10/1/20		1,470	1,492
ATP Oil & Gas Corp. 11.875% 5/1/15		29,260	29,553
Berry Petroleum Co.:
8.25% 11/1/16		2,670	2,777
10.25% 6/1/14		1,820	2,075
Brigham Exploration Co. 6.875% 6/1/19 (f)		3,760	3,727
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19 (f)		$ 1,520	$ 1,558
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		8,610	8,911
Chaparral Energy, Inc. 9.875% 10/1/20		1,640	1,763
Chesapeake Energy Corp. 6.875% 11/15/20		17,670	18,664
Chesapeake Midstream Partners LP/CHKM Finance Corp. 5.875% 4/15/21 (f)		2,180	2,136
Clayton Williams Energy, Inc. 7.75% 4/1/19 (f)		4,605	4,513
Concho Resources, Inc.:
6.5% 1/15/22		5,640	5,605
7% 1/15/21		2,565	2,607
8.625% 10/1/17		1,850	1,989
CONSOL Energy, Inc.:
8% 4/1/17		5,825	6,262
8.25% 4/1/20		5,980	6,488
Continental Resources, Inc.:
7.125% 4/1/21		2,265	2,378
8.25% 10/1/19		770	835
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (f)		2,010	1,995
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18		4,375	4,659
Denbury Resources, Inc.:
8.25% 2/15/20		3,449	3,759
9.75% 3/1/16		1,310	1,456
Drummond Co., Inc.:
7.375% 2/15/16		3,455	3,490
9% 10/15/14 (f)		7,950	8,367
DTEK Finance BV 9.5% 4/28/15 (f)		1,860	1,972
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19 (f)		4,715	4,715
Energy Partners Ltd. 8.25% 2/15/18 (f)		5,860	5,567
Energy Transfer Equity LP 7.5% 10/15/20		9,100	9,646
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17 (f)		11,470	12,216
EXCO Resources, Inc. 7.5% 9/15/18		5,700	5,529
Goodrich Petroleum Corp. 8.875% 3/15/19 (f)		3,050	3,050
International Coal Group, Inc. 9.125% 4/1/18		3,260	4,099
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		3,005	3,170
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
KazMunaiGaz Finance Sub BV: - continued
7% 5/5/20 (f)		$ 2,780	$ 3,058
8.375% 7/2/13 (f)		2,775	3,032
9.125% 7/2/18 (f)		3,595	4,422
11.75% 1/23/15 (f)		4,235	5,257
LINN Energy LLC/LINN Energy Finance Corp.:
7.75% 2/1/21 (f)		18,125	18,578
8.625% 4/15/20		12,975	14,078
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.75% 11/1/20		1,690	1,724
Naftogaz of Ukraine NJSC 9.5% 9/30/14		2,585	2,824
Newfield Exploration Co. 6.875% 2/1/20		11,450	12,137
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17 (f)		4,135	4,559
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (f)		11,430	11,587
Pacific Rubiales Energy Corp. 8.75% 11/10/16		3,755	4,234
Pan American Energy LLC 7.875% 5/7/21 (f)		1,795	1,916
Peabody Energy Corp. 7.875% 11/1/26		5,250	5,893
Pemex Project Funding Master Trust 6.625% 6/15/35		6,265	6,539
Petrobras International Finance Co. Ltd.:
6.875% 1/20/40		2,875	3,105
8.375% 12/10/18		3,170	3,907
Petrohawk Energy Corp. 7.875% 6/1/15		15,785	16,535
Petroleos de Venezuela SA:
4.9% 10/28/14		13,450	10,323
5.25% 4/12/17		8,770	5,503
5.375% 4/12/27		23,020	11,510
5.5% 4/12/37		11,125	5,451
Petroleos de Venezuela SA 144A:
8.5% 11/2/17 (f)		19,035	14,038
12.75% 2/17/22 (f)		16,490	13,481
Petroleos Mexicanos:
5.5% 1/21/21		2,865	3,008
6% 3/5/20		2,680	2,935
6.625% (f)(g)		8,200	8,262
8% 5/3/19		2,420	3,001
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		3,291	3,340
Petroleum Development Corp. 12% 2/15/18		3,785	4,201
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pioneer Natural Resources Co. 7.5% 1/15/20		$ 7,405	$ 8,386
Plains Exploration & Production Co. 10% 3/1/16		8,015	9,017
PT Adaro Indonesia 7.625% 10/22/19 (f)		4,070	4,518
PT Pertamina Persero:
5.25% 5/23/21 (f)		2,930	2,959
6.5% 5/27/41 (f)		2,130	2,114
Quicksilver Resources, Inc. 11.75% 1/1/16		4,200	4,799
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		5,780	5,925
Rosetta Resources, Inc. 9.5% 4/15/18		3,220	3,558
Southern Star Central Corp. 6.75% 3/1/16		1,460	1,467
Southwestern Energy Co. 7.5% 2/1/18		2,145	2,440
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (f)		2,425	2,401
11.25% 7/15/17		3,605	4,128
Teekay Corp. 8.5% 1/15/20		3,285	3,387
Tennessee Gas Pipeline Co.:
7% 10/15/28		1,275	1,468
7.625% 4/1/37		1,550	1,869
8.375% 6/15/32		1,570	1,985
TNK-BP Finance SA 7.5% 7/18/16		1,765	1,983
Venoco, Inc.:
8.875% 2/15/19 (f)		6,215	6,176
11.5% 10/1/17		4,610	5,002
YPF SA 10% 11/2/28		1,780	2,056
			475,834
TOTAL ENERGY			498,860
FINANCIALS - 8.0%
Capital Markets - 0.1%
Equinox Holdings, Inc. 9.5% 2/1/16 (f)		5,130	5,387
HSBC Bank PLC 5.75% 6/27/17 (e)	GBP	1,010	1,659
Lloyds TSB Bank PLC 6.5% 9/17/40	GBP	1,250	1,835
Penson Worldwide, Inc. 12.5% 5/15/17 (f)		3,245	3,067
			11,948
Commercial Banks - 2.6%
African Export-Import Bank 8.75% 11/13/14		3,805	4,290
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Akbank T.A.S. 5.125% 7/22/15 (f)		$ 3,070	$ 3,039
Banco Bradesco SA 5.9% 1/16/21 (f)		1,990	2,010
Banco de Credito del Peru:
4.75% 3/16/16 (f)		4,855	4,794
5.375% 9/16/20 (f)		3,320	3,146
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (f)		3,065	3,249
Banco Votorantim SA 5.25% 2/11/16 (f)		3,205	3,253
BanColombia SA:
4.25% 1/12/16 (f)		1,805	1,814
5.95% 6/3/21 (f)		2,060	2,084
BBVA Paraguay SA 9.75% 2/11/16 (f)		4,055	4,420
CIT Group, Inc.:
7% 5/1/14		1,293	1,306
7% 5/1/15		0*	0*
7% 5/4/15 (f)		2,319	2,325
7% 5/1/16		0*	0*
7% 5/2/16 (f)		20,015	19,940
7% 5/1/17		1	1
7% 5/2/17 (f)		41,581	41,477
Commonwealth Bank of Australia 4.25% 4/6/18	EUR	5,800	8,442
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (f)		1,850	1,915
Development Bank of Philippines:
5.5% 3/25/21		2,045	2,025
8.375% (g)(k)		5,840	6,482
DnB NOR Bank ASA 4.375% 2/24/21	EUR	3,600	5,174
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		3,329	3,246
European Investment Bank:
2.875% 7/15/16	EUR	9,350	13,569
4.125% 12/7/17	GBP	8,400	14,265
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		19,195	19,268
Export-Import Bank of India 0.6953% 6/7/12 (k)	JPY	150,000	1,837
Export-Import Bank of Korea 5.1% 10/29/13 (f)	INR	148,700	3,207
HSBK (Europe) BV:
7.25% 5/3/17 (f)		5,190	5,294
9.25% 10/16/13 (f)		4,200	4,568
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
International Bank for Reconstruction & Development 8.2% 12/12/12	NGN	320,000	$ 2,104
Itau Unibanco Holding SA 6.2% 12/21/21 (f)		2,135	2,172
Korea Development Bank 4% 9/9/16		1,850	1,893
National Westminster Bank PLC 6.5% 9/7/21	GBP	1,500	2,239
Nordea Bank Finland PLC 2.25% 11/16/15	EUR	4,750	6,665
RSHB Capital SA:
6% 6/3/21 (f)		1,985	2,000
9% 6/11/14 (f)		1,400	1,598
Standard Bank PLC 8.75% 2/9/16 (Issued by Standard Bank PLC for PrivatBank) (k)		2,145	1,834
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		4,735	4,262
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13 (Reg. S)		1,765	1,814
Turkiye Garanti Bankasi AS:
2.774% 4/20/16 (f)(k)		1,930	1,916
6.25% 4/20/21 (f)		3,410	3,312
Turkiye Is Bankasi AS 5.1% 2/1/16 (f)		3,140	3,101
US Bank NA 4.375% 2/28/17 (k)	EUR	1,250	1,775
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		7,610	8,323
Wells Fargo & Co. 7.98% (g)(k)		1,675	1,813
			233,261
Consumer Finance - 2.0%
Ally Financial, Inc.:
3.4658% 2/11/14 (k)		15,330	15,100
7.5% 9/15/20		17,025	17,885
8% 3/15/20		22,970	24,463
Ford Motor Credit Co. LLC:
6.625% 8/15/17		8,625	9,229
12% 5/15/15		10,075	12,543
General Motors Acceptance Corp.:
6.75% 12/1/14		10,540	10,909
8% 11/1/31		6,005	6,413
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
GMAC LLC:
6.75% 12/1/14		$ 3,485	$ 3,642
8% 11/1/31		71,124	76,636
			176,820
Diversified Financial Services - 2.8%
Aquarius Investments Luxemburg 8.25% 2/18/16		3,165	3,387
Bank of America Corp.:
8% (g)(k)		4,410	4,575
8.125% (g)(k)		6,040	6,282
Bank of Georgia JSC 9% 2/8/12 (Issued by BG Finance BV for Bank of Georgia JSC)		2,466	2,534
BP Capital Markets PLC 3.83% 10/6/17	EUR	2,450	3,563
Bumble Bee Holdco SCA 9.625% 3/15/18 pay-in-kind (f)(k)		3,740	3,460
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		9,290	9,162
7.875% 4/30/18		2,635	2,787
8.125% 4/30/20		6,280	6,782
CDW LLC/CDW Finance Corp. 8% 12/15/18 (f)		4,870	5,114
City of Buenos Aires 12.5% 4/6/15 (f)		9,740	11,021
CM-CIC Covered Bonds 4.375% 3/17/21	EUR	1,400	2,070
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	187	343
8.151% 12/31/30	GBP	390	771
European Community:
3.25% 4/4/18	EUR	13,600	19,814
3.375% 5/10/19	EUR	7,000	10,259
Fibria Overseas Finance Ltd. 6.75% 3/3/21 (f)		1,825	1,909
FireKeepers Development Authority 13.875% 5/1/15 (f)		1,320	1,525
General Motors Financial Co., Inc. 6.75% 6/1/18 (f)		5,660	5,717
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (f)		3,755	3,924
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		19,650	20,166
8% 1/15/18		25,680	26,065
Imperial Tobacco Finance 4.5% 7/5/18	EUR	2,150	3,121
Indo Energy Finance BV 7% 5/7/18 (f)		1,880	1,936
Landrys Holdings, Inc. 11.5% 6/1/14 (f)		2,855	2,855
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
LBI Escrow Corp. 8% 11/1/17 (f)		$ 4,773	$ 5,286
NCO Group, Inc. 11.875% 11/15/14		1,985	1,677
Offshore Group Investment Ltd.:
11.5% 8/1/15		7,520	8,197
11.5% 8/1/15 (f)		1,585	1,728
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		2,805	3,043
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (f)		3,360	3,259
8.25% 2/15/21 (f)		14,170	13,143
SB Capital SA 5.4% 3/24/17 (Reg. S)		1,900	1,974
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (f)		2,225	2,270
T2 Capital Finance Co. SA 6.95% 2/6/17 (Reg. S) (e)		2,230	2,258
TMK Capital SA:
7.75% 1/27/18		1,825	1,891
10% 7/29/11		4,100	4,118
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		3,860	4,270
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 8.125% 12/1/17 (f)		6,420	6,837
UPCB Finance III Ltd. 6.625% 7/1/20 (f)		3,450	3,407
Vnesheconombank Via VEB Finance Ltd. 6.8% 11/22/25 (f)		2,130	2,159
WaMu Covered Bond Program 3.875% 9/27/11	EUR	530	772
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(k)		14,509	16,586
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		5,410	5,782
			247,799
Insurance - 0.0%
CNO Financial Group, Inc. 9% 1/15/18 (f)		2,620	2,725
USI Holdings Corp. 4.1358% 11/15/14 (f)(k)		823	765
			3,490
Real Estate Investment Trusts - 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21 (f)		7,220	7,021
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (f)		7,545	7,470
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc.: - continued
7.5% 2/15/20		$ 4,325	$ 4,541
Senior Housing Properties Trust 8.625% 1/15/12		3,610	3,729
			22,761
Real Estate Management & Development - 0.2%
CB Richard Ellis Services, Inc. 6.625% 10/15/20		5,015	5,140
Realogy Corp.:
7.875% 2/15/19 (f)		4,765	4,670
12% 4/15/17		2,449	2,400
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		755	789
			12,999
TOTAL FINANCIALS			709,078
HEALTH CARE - 2.5%
Health Care Providers & Services - 1.7%
Apria Healthcare Group, Inc. 11.25% 11/1/14		6,320	6,494
CRC Health Group, Inc. 10.75% 2/1/16		1,840	1,856
DaVita, Inc.:
6.375% 11/1/18		4,010	4,020
6.625% 11/1/20		13,925	14,064
Gentiva Health Services, Inc. 11.5% 9/1/18		5,050	5,328
HCA Holdings, Inc. 7.75% 5/15/21 (f)		27,580	28,338
HCA, Inc.:
6.5% 2/15/16		3,410	3,470
7.25% 9/15/20		21,345	22,839
9.25% 11/15/16		14,550	15,441
HealthSouth Corp. 8.125% 2/15/20		6,585	7,079
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (f)		12,060	11,970
InVentiv Health, Inc. 10% 8/15/18 (f)		795	767
Kindred Escrow Corp. 8.25% 6/1/19 (f)		1,865	1,865
LifePoint Hospitals, Inc. 6.625% 10/1/20		3,620	3,674
ResCare, Inc. 10.75% 1/15/19		2,445	2,586
Rotech Healthcare, Inc.:
10.5% 3/15/18 (f)		2,210	2,133
10.75% 10/15/15		3,655	4,039
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		$ 1,080	$ 1,077
Skilled Healthcare Group, Inc. 11% 1/15/14		1,660	1,706
UHS Escrow Corp. 7% 10/1/18		910	940
United Surgical Partners International, Inc. 8.875% 5/1/17		705	738
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19		3,755	3,830
Vanguard Health Systems, Inc. 0% 2/1/16		6,170	4,057
			148,311
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (f)		4,340	4,492
Pharmaceuticals - 0.7%
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16		5,110	5,378
Giant Funding Corp. 8.25% 2/1/18 (f)		4,285	4,467
Leiner Health Products, Inc. 11% 6/1/12 (c)		2,435	122
Mylan, Inc.:
6% 11/15/18 (f)		9,900	10,049
7.625% 7/15/17 (f)		3,540	3,823
7.875% 7/15/20 (f)		6,390	6,965
Valeant Pharmaceuticals International:
6.75% 8/15/21 (f)		18,150	17,061
6.875% 12/1/18 (f)		14,230	13,910
7% 10/1/20 (f)		1,995	1,925
			63,700
TOTAL HEALTH CARE			216,503
INDUSTRIALS - 3.2%
Aerospace & Defense - 0.1%
ADS Tactical, Inc. 11% 4/1/18 (f)		1,465	1,547
Alion Science & Technology Corp.:
10.25% 2/1/15		730	603
12% 11/1/14 pay-in-kind		1,309	1,337
DigitalGlobe, Inc. 10.5% 5/1/14		2,305	2,559
GeoEye, Inc. 9.625% 10/1/15		910	1,028
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (f)		$ 1,485	$ 1,511
7.125% 3/15/21 (f)		1,485	1,530
			10,115
Air Freight & Logistics - 0.0%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (f)		2,965	3,135
Airlines - 0.6%
Air Canada 9.25% 8/1/15 (f)		6,360	6,551
American Airlines, Inc. equipment trust certificate 13% 8/1/16		3,499	4,006
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		4,932	5,672
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		710	709
Continental Airlines, Inc. 7.25% 11/10/19		4,303	4,636
Delta Air Lines, Inc. 9.5% 9/15/14 (f)		1,213	1,292
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		7,645	7,951
8.021% 8/10/22		3,461	3,517
Northwest Airlines Corp. 10% 2/1/09 (c)		1,715	0
Northwest Airlines, Inc.:
7.875% 3/15/08 (c)		1,250	0
8.875% 6/1/06 (c)		1,240	0
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,869	1,906
8.028% 11/1/17		613	613
United Air Lines, Inc.:
9.875% 8/1/13 (f)		1,716	1,802
12% 11/1/13 (f)		3,030	3,219
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		6,991	7,934
US Airways 2011-1 Class A Pass Through Trust 7.125% 10/22/23		4,780	4,780
			54,588
Building Products - 0.1%
Building Materials Corp. of America 6.75% 5/1/21 (f)		4,250	4,271
Commercial Services & Supplies - 0.9%
ACCO Brands Corp. 10.625% 3/15/15		520	577
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
American Reprographics Co. 10.5% 12/15/16		$ 4,135	$ 4,052
B-Corp Merger Sub, Inc. 8.25% 6/1/19 (f)		2,680	2,653
Casella Waste Systems, Inc.:
7.75% 2/15/19 (f)		1,010	1,013
11% 7/15/14		1,275	1,415
Cenveo Corp. 10.5% 8/15/16 (f)		2,355	2,314
Covanta Holding Corp. 7.25% 12/1/20		4,475	4,678
Garda World Security Corp. 9.75% 3/15/17 (f)		2,020	2,136
International Lease Finance Corp.:
5.75% 5/15/16		4,565	4,503
6.25% 5/15/19		7,530	7,361
6.75% 9/1/16 (f)		4,050	4,303
7.125% 9/1/18 (f)		8,100	8,647
8.25% 12/15/20		7,420	8,088
8.625% 9/15/15		7,205	7,817
8.75% 3/15/17		10,810	11,783
The Geo Group, Inc. 7.75% 10/15/17		2,520	2,652
United Rentals North America, Inc. 8.375% 9/15/20		6,305	6,273
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (f)		3,080	3,111
			83,376
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
6% 4/5/23 (f)		1,885	1,876
7% 4/21/20 (f)		1,680	1,846
			3,722
Electrical Equipment - 0.1%
General Cable Corp. 7.125% 4/1/17		610	624
Sensata Technologies BV 6.5% 5/15/19 (f)		4,840	4,840
			5,464
Industrial Conglomerates - 0.2%
Sequa Corp.:
11.75% 12/1/15 (f)		9,320	9,879
13.5% 12/1/15 pay-in-kind (f)		3,704	4,000
			13,879
Machinery - 0.3%
Accuride Corp. 9.5% 8/1/18		570	610
ArvinMeritor, Inc. 10.625% 3/15/18		1,895	2,103
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Chart Industries, Inc. 9.125% 10/15/15		$ 1,410	$ 1,466
Cummins, Inc. 7.125% 3/1/28		1,825	2,046
Navistar International Corp. 8.25% 11/1/21		8,035	8,638
Terex Corp. 10.875% 6/1/16		4,115	4,671
Xerium Technologies, Inc. 8.875% 6/15/18 (f)		3,560	3,453
			22,987
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		2,315	2,260
Navios Maritime Holdings, Inc.:
8.125% 2/15/19 (f)		3,870	3,851
8.875% 11/1/17		2,240	2,363
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (f)		1,195	1,225
SCF Capital Ltd. 5.375% 10/27/17 (f)		1,700	1,700
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,570	2,544
			13,943
Professional Services - 0.1%
CDRT Merger Sub, Inc. 8.125% 6/1/19 (f)		5,700	5,686
Road & Rail - 0.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
8.25% 1/15/19		9,095	9,231
9.625% 3/15/18		2,205	2,365
Georgian Railway Ltd. 9.875% 7/22/15		1,665	1,850
Hertz Corp. 6.75% 4/15/19 (f)		4,665	4,595
Kansas City Southern de Mexico SA de CV:
6.125% 6/15/21 (f)		3,070	3,062
6.625% 12/15/20 (f)		1,815	1,874
12.5% 4/1/16		9,220	10,972
Swift Services Holdings, Inc. 10% 11/15/18		8,175	8,645
Western Express, Inc. 12.5% 4/15/15 (f)		5,280	5,003
			47,597
Trading Companies & Distributors - 0.1%
Aircastle Ltd. 9.75% 8/1/18		7,995	8,834
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		$ 2,772	$ 2,991
TOTAL INDUSTRIALS			280,588
INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.4%
Avaya, Inc.:
9.75% 11/1/15		5,570	5,667
10.125% 11/1/15 pay-in-kind (k)		3,700	3,783
Brocade Communications Systems, Inc.:
6.625% 1/15/18		1,010	1,063
6.875% 1/15/20		1,860	2,006
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14		2,770	2,839
Lucent Technologies, Inc.:
6.45% 3/15/29		18,525	16,673
6.5% 1/15/28		7,515	6,745
ViaSat, Inc. 8.875% 9/15/16		1,190	1,261
			40,037
Computers & Peripherals - 0.2%
Seagate HDD Cayman:
7% 11/1/21 (f)		5,730	5,687
7.75% 12/15/18 (f)		8,150	8,456
			14,143
Electronic Equipment & Components - 0.1%
Atkore International, Inc. 9.875% 1/1/18 (f)		1,925	2,026
Reddy Ice Corp.:
11.25% 3/15/15		4,145	4,218
13.25% 11/1/15		4,311	3,988
			10,232
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		7,325	7,984
IT Services - 0.3%
Ceridian Corp. 11.25% 11/15/15		3,575	3,593
Fidelity National Information Services, Inc.:
7.625% 7/15/17		2,600	2,756
7.875% 7/15/20		3,465	3,682
SunGard Data Systems, Inc. 7.375% 11/15/18		4,005	3,990
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
Telcordia Technologies, Inc. 11% 5/1/18 (f)		$ 6,140	$ 7,752
Unisys Corp.:
12.5% 1/15/16		2,625	2,874
12.75% 10/15/14 (f)		194	227
			24,874
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc.:
7.75% 8/1/20		1,440	1,472
8.125% 12/15/17		3,100	3,224
Freescale Semiconductor, Inc. 10.75% 8/1/20 (f)		3,130	3,490
NXP BV/NXP Funding LLC 9.75% 8/1/18 (f)		9,740	10,873
Spansion LLC 11.25% 1/15/16 (c)(f)		3,550	766
STATS ChipPAC Ltd. 7.5% 8/12/15 (f)		1,740	1,871
Viasystems, Inc. 12% 1/15/15 (f)		3,575	3,924
			25,620
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (f)		790	474
TOTAL INFORMATION TECHNOLOGY			123,364
MATERIALS - 2.4%
Chemicals - 0.6%
Braskem Finance Ltd.:
5.75% 4/15/21 (f)		1,820	1,829
7% 5/7/20 (f)		1,660	1,807
Celanese US Holdings LLC 5.875% 6/15/21		2,325	2,342
Ferro Corp. 7.875% 8/15/18		3,875	4,030
Georgia Gulf Corp. 9% 1/15/17 (f)		9,670	10,395
Ineos Finance PLC 9% 5/15/15 (f)		2,410	2,549
Inergy LP/Inergy Finance Corp. 6.875% 8/1/21 (f)		5,215	5,267
Nalco Co. 6.625% 1/15/19 (f)		5,675	5,817
NOVA Chemicals Corp.:
3.542% 11/15/13 (k)		1,030	1,022
6.5% 1/15/12		4,615	4,684
OMNOVA Solutions, Inc. 7.875% 11/1/18 (f)		995	950
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (f)		3,144	3,254
PolyOne Corp. 7.375% 9/15/20		1,645	1,715
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Solutia, Inc.:
7.875% 3/15/20		$ 1,955	$ 2,131
8.75% 11/1/17		975	1,058
Sterling Chemicals, Inc. 10.25% 4/1/15		1,440	1,526
TPC Group LLC 8.25% 10/1/17 (f)		1,965	2,039
			52,415
Containers & Packaging - 0.4%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (f)		4,050	4,161
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (f)		1,070	1,107
9.125% 10/15/20 (f)		4,020	4,221
Berry Plastics Corp.:
8.25% 11/15/15		4,100	4,326
9.75% 1/15/21		4,960	4,824
Berry Plastics Holding Corp. 4.122% 9/15/14 (k)		505	475
BWAY Holding Co. 10% 6/15/18		2,265	2,480
BWAY Parent Co., Inc. 10.875% 11/1/15 pay-in-kind (f)(k)		2,191	2,153
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21 (f)		4,615	4,673
Crown Cork & Seal, Inc.:
7.375% 12/15/26		3,950	3,871
7.5% 12/15/96		4,010	3,128
			35,419
Metals & Mining - 1.0%
Aleris International, Inc.:
6% 6/1/20 (f)		30	30
9% 12/15/14 pay-in-kind (c)(k)		2,510	13
Alrosa Finance SA:
(Reg. S) 8.875% 11/17/14		1,580	1,805
7.75% 11/3/20 (f)		2,420	2,629
Aperam:
7.375% 4/1/16 (f)		1,070	1,081
7.75% 4/1/18 (f)		880	889
Boart Longyear Management Pty Ltd. 7% 4/1/21 (f)		1,925	1,968
Calcipar SA 6.875% 5/1/18 (f)		1,725	1,738
CSN Islands XII Corp. 7% (Reg. S) (g)		6,550	6,435
Edgen Murray Corp. 12.25% 1/15/15		7,655	7,712
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Evraz Group SA:
8.25% 11/10/15 (f)		$ 1,760	$ 1,958
9.5% 4/24/18 (Reg. S)		2,855	3,283
Ferrexpo Finance PLC 7.875% 4/7/16 (f)		1,885	1,937
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (f)		6,525	6,541
6.875% 2/1/18 (f)		6,525	6,656
7% 11/1/15 (f)		8,250	8,456
McJunkin Red Man Corp. 9.5% 12/15/16 (f)		7,805	8,020
Metinvest BV 10.25% 5/20/15 (f)		1,730	1,884
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (f)		3,825	3,844
Mirabela Nickel Ltd. 8.75% 4/15/18 (f)		1,025	1,010
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (f)		3,110	3,219
RathGibson, Inc. 11.25% 2/15/14 (c)		2,458	0
Severstal Columbus LLC 10.25% 2/15/18		6,220	6,858
Southern Copper Corp. 6.75% 4/16/40		4,785	4,642
Vedanta Resources PLC:
6.75% 6/7/16 (f)		4,530	4,530
8.25% 6/7/21 (f)		2,000	2,020
Votorantim Cimentos SA 7.25% 4/5/41 (f)		1,820	1,802
			90,960
Paper & Forest Products - 0.4%
ABI Escrow Corp. 10.25% 10/15/18 (f)		13,315	14,413
Clearwater Paper Corp. 7.125% 11/1/18		1,100	1,108
Georgia-Pacific LLC 5.4% 11/1/20 (f)		5,860	6,080
Glatfelter 7.125% 5/1/16		510	527
NewPage Corp.:
6.5233% 5/1/12 (k)		2,460	640
11.375% 12/31/14		4,155	3,875
Sino-Forest Corp. 6.25% 10/21/17 (f)		1,965	904
Solo Cup Co. 8.5% 2/15/14		1,770	1,611
			29,158
TOTAL MATERIALS			207,952
TELECOMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 3.3%
Alestra SA de RL de CV 11.75% 8/11/14		5,545	6,349
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Citizens Communications Co.:
7.125% 3/15/19		$ 2,415	$ 2,475
7.875% 1/15/27		2,505	2,430
9% 8/15/31		3,545	3,634
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)		11,468	12,357
Frontier Communications Corp.:
8.25% 4/15/17		7,110	7,714
8.5% 4/15/20		18,935	20,592
8.75% 4/15/22		12,171	13,098
Global Crossing Ltd. 12% 9/15/15		12,035	14,021
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		1,760	1,949
Sprint Capital Corp.:
6.875% 11/15/28		75,470	71,697
6.9% 5/1/19		13,254	13,652
8.75% 3/15/32		65,854	71,287
Telemar Norte Leste SA 5.5% 10/23/20 (f)		1,735	1,711
U.S. West Communications:
6.875% 9/15/33		2,265	2,183
7.25% 9/15/25		420	435
7.25% 10/15/35		1,205	1,196
7.5% 6/15/23		360	360
Wind Acquisition Finance SA:
7.25% 2/15/18 (f)		4,335	4,508
11.75% 7/15/17 (f)		39,970	45,366
			297,014
Wireless Telecommunication Services - 2.5%
Clearwire Escrow Corp. 12% 12/1/15 (f)		3,805	4,071
Cricket Communications, Inc. 7.75% 10/15/20 (f)		1,835	1,780
Digicel Group Ltd.:
8.25% 9/1/17 (f)		2,150	2,228
8.875% 1/15/15 (f)		19,575	19,967
9.125% 1/15/15 pay-in-kind (f)(k)		12,859	13,148
10.5% 4/15/18 (f)		27,765	30,925
12% 4/1/14 (f)		11,685	13,555
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (f)		10,020	9,995
7.5% 4/1/21 (f)		18,860	18,860
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Jackson Holdings SA: - continued
8.5% 11/1/19		$ 3,755	$ 3,990
9.5% 6/15/16		16,115	16,921
MTS International Funding Ltd. 8.625% 6/22/20 (f)		3,795	4,322
NII Capital Corp.:
7.625% 4/1/21		9,065	9,450
10% 8/15/16		8,915	10,341
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		10,314	10,108
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		5,625	5,934
VimpelCom Holdings BV:
4.2465% 6/29/14 (f)(k)		1,900	1,900
7.5043% 3/1/22 (f)		24,115	24,115
VIP Finance Ireland Ltd.:
6.493% 2/2/16 (f)		3,490	3,582
7.748% 2/2/21 (f)		13,610	13,984
			219,176
TOTAL TELECOMMUNICATION SERVICES			516,190
UTILITIES - 2.2%
Electric Utilities - 0.5%
Aguila 3 SA 7.875% 1/31/18 (f)		2,520	2,583
Chivor SA E.S.P. 9.75% 12/30/14 (f)		2,700	3,159
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		1,625	1,641
Intergen NV 9% 6/30/17 (f)		15,930	16,846
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		4,075	4,737
7.75% 1/20/20 (f)		3,085	3,609
8% 8/7/19 (f)		2,305	2,726
National Power Corp. 6.875% 11/2/16 (f)		1,715	1,964
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.5% 10/1/20 (f)		4,340	4,297
			41,562
Gas Utilities - 0.3%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,490	1,602
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Southern Natural Gas Co.:
7.35% 2/15/31		$ 8,245	$ 9,602
8% 3/1/32		6,265	7,850
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,210	2,298
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		6,730	6,528
			27,880
Independent Power Producers & Energy Traders - 1.4%
Calpine Corp. 7.875% 1/15/23 (f)		23,630	24,339
Energy Future Holdings Corp. 10% 1/15/20		7,860	8,312
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20		32,846	34,981
11% 10/1/21 (f)		26,975	26,840
NRG Energy, Inc.:
7.625% 5/15/19 (f)		6,505	6,440
7.875% 5/15/21 (f)		6,505	6,456
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (f)		2,505	2,968
7.39% 12/2/24 (f)		2,565	3,040
TXU Corp.:
6.5% 11/15/24		10,685	5,343
6.55% 11/15/34		16,185	7,931
			126,650
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (f)		1,705	1,748
TOTAL UTILITIES			197,840
TOTAL NONCONVERTIBLE BONDS			3,125,472
TOTAL CORPORATE BONDS (Cost $3,059,191)			3,232,370
U.S. Government and Government Agency Obligations - 21.1%
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency Obligations - 1.2%
Fannie Mae:
0.375% 12/28/12		$ 7,470	$ 7,471
0.5% 8/9/13		4,543	4,536
1.125% 6/27/14		2,732	2,746
Federal Home Loan Bank:
0.875% 8/22/12		4,870	4,899
0.875% 12/27/13		625	627
1.875% 6/21/13		28,130	28,880
Freddie Mac:
0.375% 11/30/12		1,107	1,107
1% 7/30/14		7,273	7,262
1% 8/27/14		3,655	3,650
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		15,954	18,384
Private Export Funding Corp. secured:
4.974% 8/15/13		2,110	2,305
5.685% 5/15/12		1,765	1,848
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		317	335
Tennessee Valley Authority:
3.875% 2/15/21		12,880	13,221
5.25% 9/15/39		5,000	5,295
5.375% 4/1/56		6,100	6,549
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			109,115
U.S. Treasury Inflation Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Bonds 2.125% 2/15/41		12,346	13,439
U.S. Treasury Obligations - 17.3%
U.S. Treasury Bonds:
3.875% 8/15/40		28,729	26,305
4.375% 5/15/41		119,347	119,179
4.75% 2/15/41		49,703	52,833
5.25% 2/15/29		29,655	34,210
6.25% 8/15/23 (j)		17,000	21,553
7.5% 11/15/16		6,120	7,891
7.5% 11/15/24		9,329	13,131
7.875% 2/15/21		5,350	7,498
8% 11/15/21		7,600	10,813
9.875% 11/15/15		7,956	10,800
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
0.375% 6/30/13		$ 265,230	$ 264,731
0.5% 5/31/13		46,711	46,751
0.75% 6/15/14 (u)		136,427	136,225
1% 5/15/14		69,407	69,846
1.25% 10/31/15		15,650	15,509
1.5% 6/30/16		1,683	1,661
1.75% 4/15/13		44,328	45,365
1.875% 6/30/15		4,929	5,042
1.875% 9/30/17		27,900	27,259
2.125% 5/31/15		15,601	16,121
2.375% 8/31/14		20,300	21,234
2.375% 9/30/14		7,764	8,123
2.375% 10/31/14		19,649	20,545
2.375% 6/30/18		136,648	135,538
2.5% 3/31/15		1,076	1,128
2.5% 4/30/15		21,941	23,002
2.625% 7/31/14		64,920	68,409
2.75% 11/30/16		10,000	10,419
3% 2/28/17		15,000	15,772
3.125% 10/31/16		62,151	66,016
3.125% 1/31/17		25,536	27,054
3.125% 5/15/19		25,780	26,594
3.125% 5/15/21		32,533	32,416
3.375% 6/30/13		22,261	23,551
3.625% 8/15/19		10,795	11,493
3.625% 2/15/21		3,045	3,173
4.25% 11/15/17		40,210	45,038
4.5% 5/15/17		48,040	54,477
TOTAL U.S. TREASURY OBLIGATIONS			1,526,705
Other Government Related - 2.5%
Bank of America Corp. 2.1% 4/30/12 (FDIC Guaranteed) (h)		2,494	2,533
Citibank NA:
1.75% 12/28/12 (FDIC Guaranteed) (h)		8,000	8,148
1.875% 5/7/12 (FDIC Guaranteed) (h)		19,000	19,266
1.875% 6/4/12 (FDIC Guaranteed) (h)		15,000	15,221
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (h)		16,000	16,309
1.875% 11/15/12 (FDIC Guaranteed) (h)		6,141	6,253
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Other Government Related - continued
Citigroup Funding, Inc.: - continued
2% 3/30/12 (FDIC Guaranteed) (h)		$ 8,000	$ 8,113
2.125% 7/12/12 (FDIC Guaranteed) (h)		1,406	1,433
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (h)		22,315	22,727
2.125% 12/21/12 (FDIC Guaranteed) (h)		12,000	12,284
2.625% 12/28/12 (FDIC Guaranteed) (h)		4,680	4,821
3% 12/9/11 (FDIC Guaranteed) (h)		3,120	3,158
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (h)		19,849	20,183
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (h)		5,210	5,305
3.125% 12/1/11 (FDIC Guaranteed) (h)		520	526
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5539% 12/7/20 (NCUA Guaranteed) (k)		4,533	4,546
Series 2011-R1 Class 1A, 0.6398% 1/8/20 (NCUA Guaranteed) (k)		6,745	6,755
Series 2011-R4 Class 1A, 0.5895% 3/6/20 (NCUA Guaranteed) (k)		4,869	4,873
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		3,270	3,275
2.35% 6/12/17 (NCUA Guaranteed)		28,700	28,376
3.45% 6/12/21 (NCUA Guaranteed)		23,400	23,035
TOTAL OTHER GOVERNMENT RELATED			217,140
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,842,541)			1,866,399
U.S. Government Agency - Mortgage Securities - 1.7%

Fannie Mae - 0.9%
2.05% 9/1/33 (k)		693	718
2.05% 11/1/35 (k)		812	848
2.297% 11/1/33 (k)		137	142
2.479% 10/1/35 (k)		103	106
2.509% 2/1/36 (k)		140	146
2.526% 6/1/47 (k)		189	198
2.534% 1/1/35 (k)		386	402
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Fannie Mae - continued
2.538% 7/1/35 (k)		$ 329	$ 344
2.545% 3/1/33 (k)		191	199
2.584% 6/1/36 (k)		52	54
2.587% 5/1/35 (k)		1,429	1,500
2.593% 2/1/37 (k)		775	811
2.605% 11/1/36 (k)		63	66
2.632% 4/1/36 (k)		613	644
2.837% 9/1/36 (k)		182	191
3.117% 8/1/35 (k)		961	1,020
3.5% 9/1/25 to 3/1/41		48,361	46,276
3.691% 5/1/40 (k)		2,552	2,674
3.697% 5/1/40 (k)		3,038	3,185
3.789% 6/1/40 (k)		2,656	2,786
3.838% 5/1/36 (k)		109	115
3.972% 11/1/39 (k)		2,275	2,396
4% 9/1/13		172	179
5% 2/1/16 to 4/1/22		375	403
5.5% 10/1/20 to 4/1/21		7,873	8,550
5.963% 3/1/37 (k)		117	127
6% 6/1/16 to 10/1/38		1,308	1,436
6% 7/1/41 (i)		300	330
6.5% 5/1/12 to 5/1/27		586	649
TOTAL FANNIE MAE			76,495
Freddie Mac - 0.4%
1.945% 3/1/35 (k)		222	229
2.046% 5/1/37 (k)		132	137
2.075% 3/1/37 (k)		47	48
2.244% 1/1/36 (k)		94	97
2.328% 6/1/33 (k)		422	439
2.474% 12/1/33 (k)		826	865
2.487% 10/1/35 (k)		464	485
2.508% 12/1/36 (k)		1,417	1,480
2.51% 5/1/37 (k)		1,327	1,396
2.51% 5/1/37 (k)		751	786
2.54% 6/1/37 (k)		412	434
2.557% 4/1/37 (k)		154	161
2.615% 9/1/35 (k)		77	81
2.635% 7/1/35 (k)		451	469
2.654% 2/1/36 (k)		24	25
2.694% 5/1/37 (k)		117	123
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Freddie Mac - continued
2.715% 10/1/36 (k)		$ 531	$ 554
2.772% 1/1/35 (k)		1,140	1,196
3.021% 7/1/35 (k)		324	344
3.162% 1/1/37 (k)		419	438
3.281% 10/1/35 (k)		75	80
3.416% 4/1/35 (k)		952	1,006
3.801% 4/1/40 (k)		2,507	2,628
4.5% 8/1/33		379	395
5.138% 4/1/35 (k)		52	55
5.5% 11/1/18 to 11/1/21		20,420	22,148
5.847% 6/1/37 (k)		51	54
5.931% 6/1/37 (k)		95	99
6.147% 7/1/36 (k)		174	183
6.383% 8/1/37 (k)		243	259
6.473% 2/1/37 (k)		91	94
6.5% 9/1/12 to 3/1/22		2,648	2,889
7.22% 4/1/37 (k)		8	8
TOTAL FREDDIE MAC			39,685
Ginnie Mae - 0.4%
3.5% 7/1/41 (i)		9,800	9,503
4% 9/15/25		904	954
5.492% 4/20/60 (p)		8,164	8,969
5.5% 2/20/60 (p)		17,514	19,160
TOTAL GINNIE MAE			38,586
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $152,952)			154,766
Asset-Backed Securities - 0.1%

Amstel Corp. Loan Offering BV Series 2007-1 Class B, 1.796% 3/25/17 (k)	EUR	917	1,304
Auto ABS Compartiment Series 2006-1 Class B, 1.599% 7/25/17 (k)	EUR	500	708
Clock Finance BV Series 2007-1:
Class B2, 1.654% 2/25/15 (k)	EUR	600	835
Class C2, 1.834% 2/25/15 (k)	EUR	300	413
Geldilux Ltd. Series 2007-TS Class C, 1.769% 9/8/14 (k)	EUR	350	487
Asset-Backed Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Leek Finance PLC:
Series 17X Class A2A, 0.9456% 12/21/37 (k)	GBP	126	$ 196
Series 18X Class BC, 1.902% 9/21/38 (k)	EUR	600	779
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	70	81
TOTAL ASSET-BACKED SECURITIES (Cost $4,671)			4,803
Collateralized Mortgage Obligations - 2.6%

Private Sponsor - 0.0%
Fosse Master Issuer PLC Series 2011-1X Class A4, 2.583% 10/18/54 (k)	EUR	1,900	2,755
Gracechurch Mortgage Financing PLC Series 2006-1 Class C3, 1.701% 11/20/56 (k)	EUR	1,200	1,728
Granite Mortgages PLC 1.145% 3/20/44 (k)	GBP	201	310
TOTAL PRIVATE SPONSOR			4,793
U.S. Government Agency - 2.6%
Fannie Mae:
planned amortization class Series 2010-118 Class PB, 4.5% 10/25/40		3,010	3,073
sequential payer:
Series 2007-113 Class DB, 4.5% 12/25/22		4,590	4,993
Series 2009-14 Class EB, 4.5% 3/25/24		3,370	3,654
Series 2010-97 Class CX, 4.5% 9/25/25		4,900	5,124
Series 2010-109 Class IM, 5.5% 9/25/40 (m)		9,900	1,907
Series 2010-97 Class CI, 4.5% 8/25/25 (m)		6,265	730
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2008-76 Class EF, 0.6858% 9/25/23 (k)		1,934	1,937
Series 2010-86 Class FE, 0.6358% 8/25/25 (k)		2,893	2,903
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		78	84
Series 2003-113 Class PE, 4% 11/25/18		1,360	1,445
Series 2003-70 Class BJ, 5% 7/25/33		815	867
Series 2004-80 Class LD, 4% 1/25/19		1,663	1,733
Series 2004-81 Class KD, 4.5% 7/25/18		3,071	3,207
Series 2005-52 Class PB, 6.5% 12/25/34		885	950
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		265	289
Series 2004-95 Class AN, 5.5% 1/25/25		947	1,018
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2005-117, Class JN, 4.5% 1/25/36		$ 735	$ 752
Series 2005-47 Class HK, 4.5% 6/25/20		3,350	3,635
Series 2006-72 Class CY, 6% 8/25/26		2,160	2,432
Series 2008-27 Class KB, 4.5% 4/25/23		1,900	2,067
Series 2009-85 Class IB, 4.5% 8/25/24 (m)		1,568	188
Series 2009-93 Class IC, 4.5% 9/25/24 (m)		3,071	357
Series 2010-139 Class NI, 4.5% 2/25/40 (m)		5,087	972
Federal HMLC Multi-class participation certificates guaranteed floater Series 3835, 0.5371% 5/15/38 (k)		14,004	14,002
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		160	177
Series 2115 Class PE, 6% 1/15/14		37	38
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2630 Class FL, 0.6871% 6/15/18 (k)		76	76
Series 3346 Class FA, 0.4171% 2/15/19 (k)		9,265	9,274
planned amortization class Series 2672 Class MG, 5% 9/15/23		3,063	3,351
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		292	314
Series 2381 Class OG, 5.5% 11/15/16		194	208
Series 2425 Class JH, 6% 3/15/17		369	402
Series 2628 Class OE, 4.5% 6/15/18		1,420	1,526
Series 2695 Class DG, 4% 10/15/18		3,475	3,672
Series 2831 Class PB, 5% 7/15/19		3,590	3,911
Series 2866 Class XE, 4% 12/15/18		5,104	5,334
Series 2996 Class MK, 5.5% 6/15/35		427	474
Series 3147 Class PF, 0.4871% 4/15/36 (k)		4,170	4,149
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		457	508
Series 2570 Class CU, 4.5% 7/15/17		56	58
Series 2572 Class HK, 4% 2/15/17		30	30
Series 2627:
Class BG, 3.25% 6/15/17		49	50
Class KP, 2.87% 12/15/16		24	24
Series 2645, Class BY, 4.5% 7/15/18		2,064	2,245
Series 2668 Class AZ, 4% 9/15/18		3,039	3,165
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2860 Class CP, 4% 10/15/17		$ 11	$ 11
Series 2887 Class EB, 4.5% 11/15/19		4,480	4,872
Series 2930 Class KT, 4.5% 2/15/20		2,890	3,140
Series 2987 Class HE, 4.5% 6/15/20		3,940	4,270
Series 3277 Class B, 4% 2/15/22		2,600	2,756
Series 3372 Class BD, 4.5% 10/15/22		8,450	9,185
Series 3578, Class B, 4.5% 9/15/24		3,410	3,673
Series 2715 Class NG, 4.5% 12/15/18		1,000	1,085
Series 2863 Class DB, 4% 9/15/14		84	85
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H17 Class FA, 0.5158% 7/20/60 (k)(p)		4,872	4,816
Series 2010-H18 Class AF, 0.543% 9/20/60 (k)(p)		5,101	5,047
Series 2010-H19 Class FG, 0.4858% 8/20/60 (k)(p)		6,458	6,358
Series 2010-H27 Series FA, 0.5903% 12/20/60 (k)(p)		2,133	2,107
Series 2011-H03 Class FA, 0.6858% 1/20/61 (k)(p)		6,891	6,857
Series 2011-H05 Class FA, 0.6858% 12/20/60 (k)(p)		3,855	3,836
Series 2011-H07 Class FA, 0.6858% 2/20/61 (k)(p)		7,396	7,373
Series 2011-H12 Class FA, 0.6758% 2/20/61 (k)(p)		8,079	8,049
Series 2011-H13 Class FA, 0.6858% 4/20/61 (k)(p)		3,475	3,475
Series 2011-H14:
Class FB, 0.7% 5/20/61 (k)(p)		3,870	3,870
Class FC, 0.7% 5/20/61 (k)(p)		4,100	4,100
planned amortization Series 2011-61 Class OP, 5/20/40 (n)		4,929	4,098
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,540	4,644
Series 2004-79 Class FA, 0.4858% 1/20/31 (k)		991	991
Series 2010-42 Class OP, 4/20/40 (n)		11,310	9,045
Series 2011-71:
Class ZB, 5.5% 8/20/34		8,978	9,935
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2011-71:
Class ZC, 5.5% 7/16/34		$ 10,236	$ 11,281
Government National Mortgage Association PSC planned amortization Series 2011-79, 6/20/40 (n)		8,470	6,411
TOTAL U.S. GOVERNMENT AGENCY			228,675
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $231,691)			233,468
Commercial Mortgage Securities - 0.1%

Canary Wharf Finance II PLC Series 3MUK Class C2, 1.3269% 10/22/37 (k)	GBP	850	859
German Residential Asset Note Distributor PLC Series 1 Class A, 1.578% 7/20/16 (k)	EUR	1,067	1,477
London & Regional Debt Securitisation No. 1 PLC Class A, 1.0294% 10/15/14 (k)	GBP	550	820
REC Plantation Place Ltd. Series 5 Class A, 1.0494% 7/25/16 (Reg. S) (k)	GBP	772	1,164
Skyline BV Series 2007-1 Class D, 2.159% 7/22/43 (k)	EUR	1,000	1,305
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $6,442)			5,625
Foreign Government and Government Agency Obligations - 21.4%

Arab Republic of Egypt:
5.75% 4/29/20 (f)		1,970	1,977
6.875% 4/30/40 (f)		2,030	1,954
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		8,029	7,085
0.4677% 8/3/12 (k)		35,914	35,157
2.5% 12/31/38 (e)		7,340	3,193
7% 9/12/13		22,490	22,837
7% 10/3/15		21,195	20,506
Aruba Government 6.4% 9/6/15 (f)		1,123	1,180
Austrian Republic:
3.65% 4/20/22	EUR	5,000	7,302
4% 9/15/16 (f)	EUR	17,500	26,798
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Bahamian Republic 6.95% 11/20/29 (f)		$ 2,760	$ 2,981
Bahrain Kingdom 5.5% 3/31/20		2,025	1,979
Banco Central del Uruguay:
value recovery A rights 1/2/21 (o)		500,000	0
value recovery B rights 1/2/21 (o)		750,000	0
Barbados Government 7.25% 12/15/21 (f)		1,820	1,911
Belarus Republic:
8.75% 8/3/15 (Reg. S)		8,035	7,232
8.95% 1/26/18		3,525	3,102
Bermuda Government 5.603% 7/20/20 (f)		1,745	1,933
Brazilian Federative Republic:
5.625% 1/7/41		5,460	5,602
6% 1/17/17		3,850	4,501
7.125% 1/20/37		4,175	5,146
8.25% 1/20/34		1,380	1,894
8.75% 2/4/25		2,309	3,279
10.125% 5/15/27		2,815	4,405
12.25% 3/6/30		2,867	5,247
Bulgarian Republic 8.25% 1/15/15 (Reg. S)		1,615	1,886
Canadian Government:
1% 9/1/11	CAD	134,050	139,004
2% 6/1/16	CAD	12,450	12,712
3.5% 6/1/20	CAD	24,050	25,867
5% 6/1/37	CAD	21,850	28,064
Central Bank of Nigeria warrants 11/15/20 (a)(o)		2,750	495
Colombian Republic:
7.375% 1/27/17		2,685	3,289
7.375% 9/18/37		5,400	6,804
10.375% 1/28/33		4,165	6,581
11.75% 2/25/20		2,570	3,971
Congo Republic 3% 6/30/29 (e)		5,567	3,619
Croatia Republic:
6.375% 3/24/21 (f)		4,915	5,093
6.625% 7/14/20 (f)		5,990	6,342
6.75% 11/5/19 (f)		3,490	3,761
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (f)		4,280	4,312
7.4% 1/22/15 (f)		4,560	4,970
8.25% 10/24/12 (f)		1,800	1,919
Dominican Republic:
1.2156% 8/30/24 (k)		5,288	4,667
7.5% 5/6/21 (f)		2,765	2,876
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Dominican Republic: - continued
9.04% 1/23/18 (f)		$ 2,503	$ 2,810
9.5% 9/27/11 (Reg. S)		1,981	2,015
Dutch Government:
2.5% 1/15/17	EUR	18,000	25,714
3.25% 7/15/21	EUR	9,000	12,950
El Salvador Republic:
7.375% 12/1/19 (f)		2,040	2,244
7.625% 2/1/41 (f)		1,830	1,876
7.65% 6/15/35 (Reg. S)		2,595	2,686
7.75% 1/24/23 (Reg. S)		2,139	2,417
8.25% 4/10/32 (Reg. S)		1,137	1,271
Finnish Government 3.375% 4/15/20	EUR	11,650	17,061
French Republic:
OAT 4.5% 4/25/41	EUR	14,275	21,707
3.25% 10/25/21	EUR	43,900	62,210
4% 4/25/55	EUR	5,350	7,403
Gabonese Republic 8.2% 12/12/17 (f)		2,975	3,488
Georgia Republic 6.875% 4/12/21 (f)		4,385	4,495
German Federal Republic:
1.25% 9/16/11	EUR	67,400	97,086
3.25% 7/4/21	EUR	14,550	21,500
3.25% 7/4/42	EUR	3,130	4,119
Ghana Republic:
8.5% 10/4/17 (f)		2,635	2,971
14.25% 7/29/13	GHS	3,020	2,036
14.99% 3/11/13	GHS	12,525	8,532
15.65% 6/3/13	GHS	965	667
Hungarian Republic:
6.25% 1/29/20		3,045	3,212
6.375% 3/29/21		7,394	7,801
7.625% 3/29/41		3,625	3,915
Indonesian Republic:
4.875% 5/5/21 (f)		1,930	1,983
5.875% 3/13/20 (f)		5,345	5,946
6.625% 2/17/37 (f)		4,115	4,578
6.875% 1/17/18 (f)		3,390	3,971
7.5% 1/15/16 (f)		1,840	2,183
7.75% 1/17/38 (f)		5,855	7,333
8.5% 10/12/35 (Reg. S)		4,385	5,920
11.625% 3/4/19 (f)		5,545	8,193
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		10,755	9,303
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Israeli State 5.5% 12/4/23		$ 7,400	$ 8,550
Italian Republic:
3% 4/1/14	EUR	31,800	45,459
3.75% 4/15/16	EUR	39,475	56,078
4.75% 9/1/21	EUR	49,775	71,748
5% 9/1/40	EUR	19,550	25,910
Japan Government:
0.2% 7/15/12	JPY	200,000	2,485
0.3% 12/15/11	JPY	5,261,000	65,364
1.1% 6/20/20	JPY	5,309,500	66,588
1.8% 6/20/18	JPY	2,130,000	28,437
1.9% 9/20/30	JPY	2,950,000	36,777
2% 9/20/40	JPY	434,000	5,351
Jordanian Kingdom 3.875% 11/12/15		2,025	1,929
Lebanese Republic 4% 12/31/17		9,285	8,949
Lithuanian Republic:
5.125% 9/14/17 (f)		1,485	1,526
6.125% 3/9/21 (f)		1,875	1,990
6.75% 1/15/15 (f)		3,780	4,163
7.375% 2/11/20 (f)		3,830	4,414
Peruvian Republic:
3% 3/7/27 (e)		1,425	1,240
5.625% 11/18/50		4,665	4,397
7.35% 7/21/25		2,685	3,269
8.75% 11/21/33		6,415	8,740
Philippine Republic:
5.5% 3/30/26		1,815	1,860
6.375% 1/15/32		1,820	1,995
6.375% 10/23/34		2,665	2,922
6.5% 1/20/20		2,630	3,064
9.5% 2/2/30		2,120	3,079
10.625% 3/16/25		3,030	4,621
Polish Government:
3.875% 7/16/15		1,755	1,812
4% 3/23/21	EUR	8,450	11,382
Provincia de Cordoba 12.375% 8/17/17 (f)		4,185	4,373
Provincia de Neuquen Argentina 7.875% 4/26/21 (f)		1,845	1,887
Republic of Iceland 4.875% 6/16/16 (f)		2,065	2,073
Republic of Iraq 5.8% 1/15/28 (Reg. S)		11,300	10,170
Republic of Nigeria 6.75% 1/28/21 (f)		4,365	4,583
Republic of Senegal 8.75% 5/13/21 (f)		3,195	3,287
Republic of Serbia 6.75% 11/1/24 (f)		22,185	22,185
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Russian Federation:
3.625% 4/29/15 (f)		$ 6,300	$ 6,458
5% 4/29/20 (f)		9,700	10,004
7.5% 3/31/30 (Reg. S)		53,232	62,734
11% 7/24/18 (Reg. S)		1,185	1,692
12.75% 6/24/28 (Reg. S)		7,840	13,877
Spanish Kingdom 5.5% 4/30/21	EUR	5,300	7,725
Turkish Republic:
5.625% 3/30/21		3,975	4,160
6% 1/14/41		2,000	1,948
6.75% 4/3/18		6,175	7,021
6.75% 5/30/40		5,130	5,540
6.875% 3/17/36		11,125	12,238
7% 9/26/16		6,445	7,383
7.25% 3/15/15		4,015	4,579
7.25% 3/5/38		7,325	8,420
7.375% 2/5/25		11,245	13,320
7.5% 7/14/17		6,360	7,476
7.5% 11/7/19		4,885	5,798
11.875% 1/15/30		4,380	7,446
UK Treasury Index-Linked GILT:
2% 1/22/16	GBP	13,125	21,002
3.75% 9/7/20	GBP	28,975	47,841
4.25% 3/7/36	GBP	12,600	20,138
4.25% 12/7/40	GBP	26,910	42,923
5% 3/7/12	GBP	25,600	42,313
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		3,700	3,857
Ukraine Government:
6.25% 6/17/16 (f)		3,355	3,352
6.385% 6/26/12 (f)		4,790	4,910
6.75% 11/14/17 (f)		5,205	5,231
6.875% 9/23/15 (f)		3,015	3,116
7.65% 6/11/13 (f)		2,870	3,015
7.75% 9/23/20 (f)		2,965	3,073
7.95% 2/23/21 (f)		3,040	3,166
United Arab Emirates 7.75% 10/5/20 (Reg. S)		1,925	2,043
United Mexican States:
5.125% 1/15/20		5,988	6,467
5.625% 1/15/17		7,078	8,051
5.75% 10/12/10		4,720	4,399
5.95% 3/19/19		3,880	4,452
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
United Mexican States: - continued
6.05% 1/11/40		$ 12,672	$ 13,483
6.75% 9/27/34		5,440	6,324
7.5% 4/8/33		2,420	3,049
8.3% 8/15/31		2,325	3,185
Uruguay Republic:
6.875% 9/28/25		1,505	1,832
7.875% 1/15/33 pay-in-kind		3,400	4,292
8% 11/18/22		5,929	7,672
Venezuelan Republic:
oil recovery rights 4/15/20 (o)		9,968	272
6% 12/9/20		4,270	2,643
7% 3/31/38		3,720	2,130
8.5% 10/8/14		4,615	4,177
9% 5/7/23 (Reg. S)		18,115	13,025
9.25% 9/15/27		12,065	9,049
9.25% 5/7/28 (Reg. S)		7,280	5,081
9.375% 1/13/34		6,475	4,558
10.75% 9/19/13		4,715	4,656
12.75% 8/23/22		16,415	14,691
13.625% 8/15/18		9,225	9,179
Vietnamese Socialist Republic:
1.274% 3/12/16 (k)		2,883	2,738
4% 3/12/28 (e)		11,199	9,463
6.75% 1/29/20 (f)		2,970	3,089
6.875% 1/15/16 (f)		4,850	5,165
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,806,949)			1,894,607
Supranational Obligations - 0.0%

Eurasian Development Bank 7.375% 9/29/14 (f) (Cost $1,725)		1,725	1,898
Common Stocks - 1.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.1%
Remy International, Inc. (a)	172,410	$ 4,482
Automobiles - 0.0%
General Motors Co.:
warrants 7/10/16 (a)	110,145	2,357
warrants 7/10/19 (a)	110,145	1,755
		4,112
Media - 0.1%
Haights Cross Communications, Inc. (a)	13,227	98
Haights Cross Communications, Inc. warrants 3/11/13 (a)	18,370	6
HMH Holdings, Inc. (a)(q)	2,083,261	9,895
HMH Holdings, Inc. warrants 3/9/17 (a)(q)	532,267	266
RDA Holding Co. warrants 2/19/14 (a)(q)	8,635	23
		10,288
TOTAL CONSUMER DISCRETIONARY		18,882
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
New Penhall Holding Co.:
Class A (a)	5,465	615
Class B (a)	1,821	205
Station Holdco LLC (q)(t)	3,084,514	3,085
		3,905
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,280	6
Airlines - 0.0%
Delta Air Lines, Inc. (a)	17,923	164
Building Products - 0.1%
Nortek, Inc. (a)	222,792	8,018
Nortek, Inc. warrants 12/7/14 (a)	6,267	50
		8,068
Marine - 0.0%
US Shipping Partners Corp. (a)	10,813	0
US Shipping Partners Corp. warrants 12/31/29 (a)	101,237	0
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
DeepOcean Group Holding A/S (f)	361,938	$ 5,750
TOTAL INDUSTRIALS		13,988
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (q)	44,694	463
MATERIALS - 0.6%
Chemicals - 0.6%
Celanese Corp. Class A	11,718	625
Chemtura Corp. (a)	89,243	1,624
Georgia Gulf Corp. (a)	263,252	6,355
LyondellBasell Industries NV Class A	802,643	30,918
Tronox, Inc. (a)	80,503	11,270
Tronox, Inc.	13,690	1,725
		52,517
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	3,666	243
Metals & Mining - 0.0%
Aleris International, Inc. (q)	34,504	1,863
Rathgibson Acquisition Co. LLC Class A (a)(q)	121,800	1,463
		3,326
TOTAL MATERIALS		56,086
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	6,687	169
TOTAL COMMON STOCKS (Cost $78,567)		93,493
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
General Motors Co. 4.75%	280,500	13,672
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
CONSUMER DISCRETIONARY - continued
Media - 0.0%
Interpublic Group of Companies, Inc. 5.25%	3,500	$ 3,869
TOTAL CONSUMER DISCRETIONARY		17,541
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Health Care REIT, Inc. Series I, 6.50%	29,500	1,556
TOTAL CONVERTIBLE PREFERRED STOCKS		19,097
Nonconvertible Preferred Stocks - 0.4%
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
GMAC Capital Trust I Series 2, 8.125%	539,764	13,818
GMAC LLC 7.00% (f)	18,982	17,653
		31,471
TOTAL PREFERRED STOCKS (Cost $42,828)		50,568
Floating Rate Loans - 4.6%
	Principal Amount (000s)(d)
CONSUMER DISCRETIONARY - 0.5%
Auto Components - 0.0%
Remy International, Inc. Tranche B, term loan 6.25% 12/17/16 (k)	$ 229	230
Diversified Consumer Services - 0.0%
ServiceMaster Co.:
term loan 2.7129% 7/24/14 (k)	4,915	4,774
Tranche DD, term loan 2.7% 7/24/14 (k)	506	492
Thomson Learning Tranche B, term loan 2.44% 7/5/14 (k)	1	1
		5,267
Floating Rate Loans - continued
	Principal Amount (000s)(d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.1%
SRAM LLC:
2nd LN, term loan 9.25% 12/7/18 (k)	$ 1,330	$ 1,330
Tranche B 1LN, term loan 5.75% 6/7/18 (k)	4,100	4,095
		5,425
Media - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.19% 3/6/14 (k)	306	306
Univision Communications, Inc. term loan 4.4412% 3/31/17 (k)	13,786	13,096
		13,402
Specialty Retail - 0.3%
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 6.25% 2/23/17 (k)	7,591	7,553
Michaels Stores, Inc.:
Tranche B1, term loan 2.5462% 10/31/13 (k)	7,038	6,897
Tranche B2, term loan 4.7962% 7/31/16 (k)	8,651	8,597
		23,047
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. term loan 2.4358% 4/4/14 (k)	1,245	1,195
TOTAL CONSUMER DISCRETIONARY		48,566
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
The Great Atlantic & Pacific Tea Co. Tranche 2 LN, term loan 8.75% 6/14/12 (k)	2,140	2,156
U.S. Foodservice term loan 5.75% 3/31/17 (k)	7,421	7,162
		9,318
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4.75% 11/19/17 (k)	4,320	4,320
Tobacco - 0.0%
Reynolds Consumer Products Holdings, Inc. Tranche E, term loan 4.25% 2/9/18 (k)	2,140	2,126
TOTAL CONSUMER STAPLES		15,764
Floating Rate Loans - continued
	Principal Amount (000s)(d)	Value (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (k)	$ 10,152	$ 10,127
FINANCIALS - 0.3%
Diversified Financial Services - 0.1%
Goodman Global Group, Inc. Tranche 1 LN, term loan 5.75% 10/28/16 (k)	3,667	3,676
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (k)	1,761	1,754
		5,430
Real Estate Management & Development - 0.2%
Realogy Corp.:
Credit-Linked Deposit 3.2103% 10/10/13 (k)	406	380
Credit-Linked Deposit 4.4603% 10/10/16 (k)	570	511
term loan 4.5183% 10/10/16 (k)	6,089	5,465
Tranche B, term loan 3.2683% 10/10/13 (k)	3,537	3,307
Tranche DD, term loan 3.2683% 10/10/13 (k)	12,110	11,323
		20,986
TOTAL FINANCIALS		26,416
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
DaVita, Inc. Tranche A, term loan 2.95% 10/20/15 (k)	2,262	2,245
Emergency Medical Services Corp. Tranche B, term loan 5.2519% 5/25/18 (k)	5,347	5,327
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (k)	28,455	28,277
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (k)	2,260	2,249
		38,098
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (k)	1,522	1,524
Airlines - 0.3%
Northwest Airlines Corp. Tranche A, term loan 2.06% 12/31/18 (k)	8,485	7,764
Floating Rate Loans - continued
	Principal Amount (000s)(d)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc. Tranche B, term loan 2.2319% 2/1/14 (k)	$ 9,967	$ 9,494
US Airways Group, Inc. term loan 2.6858% 3/23/14 (k)	9,257	8,378
		25,636
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (k)	4,320	4,342
Construction & Engineering - 0.2%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (k)	14,010	13,695
Electrical Equipment - 0.0%
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (k)	980	979
Industrial Conglomerates - 0.2%
Sequa Corp. term loan 3.5003% 12/3/14 (k)	10,584	10,399
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (k)	8,708	8,697
		19,096
Road & Rail - 0.0%
Swift Transportation Co. LLC Tranche B, term loan 6% 12/21/16 (k)	2,340	2,351
Transportation Infrastructure - 0.0%
Trico Shipping AS:
Tranche A, term loan 10% 5/13/14 (k)	1,000	1,000
Tranche D, term loan 1% 5/13/14 (k)(r)	1,000	1,000
		2,000
TOTAL INDUSTRIALS		69,623
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.0%
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (k)	873	876
Electronic Equipment & Components - 0.1%
Aeroflex, Inc. Tranche B, term loan 4.25% 5/9/18 (k)	2,650	2,647
Flextronics International Ltd.:
Tranche B A1, term loan 2.4358% 10/1/14 (k)	1,013	1,000
Tranche B A2, term loan 2.4413% 10/1/14 (k)	88	87
Tranche B A3, term loan 2.4404% 10/1/14 (k)	103	101
Floating Rate Loans - continued
	Principal Amount (000s)(d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Flextronics International Ltd.: - continued
Tranche B-A, term loan 2.4402% 10/1/14 (k)	$ 3,525	$ 3,468
Tranche B-B, term loan 2.4404% 10/1/12 (k)	2,851	2,837
		10,140
Semiconductors & Semiconductor Equipment - 0.5%
Freescale Semiconductor, Inc. term loan 4.441% 12/1/16 (k)	27,715	27,542
NXP BV term loan 4.5% 3/4/17 (k)	5,247	5,267
Spansion, Inc. term loan 4.75% 2/9/15 (k)	5,763	5,778
		38,587
Software - 0.1%
Kronos, Inc.:
Tranche 1LN, term loan 2.057% 6/11/14 (k)	9,760	9,638
Tranche 2LN, term loan 6.057% 6/11/15 (k)	1,495	1,480
		11,118
TOTAL INFORMATION TECHNOLOGY		60,721
MATERIALS - 0.4%
Chemicals - 0.2%
Momentive Performance Materials, Inc. Tranche B1, term loan 3.75% 5/15/15 (k)	17,664	17,310
Construction Materials - 0.1%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (k)	7,031	7,040
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 2.2607% 4/3/15 (k)	7,745	7,280
Metals & Mining - 0.0%
Walter Energy, Inc. Tranche B, term loan 4% 4/1/18 (k)	1,355	1,357
Paper & Forest Products - 0.0%
White Birch Paper Co.:
term loan 12% 9/30/11 (k)	254	251
Tranche DD, term loan 6.7163% 9/30/11 (k)(r)	88	87
		338
TOTAL MATERIALS		33,325
Floating Rate Loans - continued
	Principal Amount (000s)(d)	Value (000s)
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Asurion LLC term loan 9% 5/24/19 (k)	$ 7,510	$ 7,529
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (k)	564	563
Intelsat Jackson Holdings SA:
term loan 3.2853% 2/1/14 (k)	10,935	10,498
Tranche B, term loan 5.25% 4/2/18 (k)	15,745	15,805
		34,395
UTILITIES - 0.8%
Electric Utilities - 0.8%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7301% 10/10/17 (k)	83,327	65,411
Independent Power Producers & Energy Traders - 0.0%
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (k)	1,865	1,861
TOTAL UTILITIES		67,272
TOTAL FLOATING RATE LOANS (Cost $385,505)		404,307
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (k)	5,500	5,218
Goldman Sachs 1.25% 12/14/19 (k)	5,818	5,519
1.25% 12/14/19 (k)	892	846
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $10,568)		11,583
Fixed-Income Funds - 2.0%
	Shares
Fidelity Floating Rate Central Fund (l) (Cost $124,165)	1,743,638	176,735
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,396,143	0
Money Market Funds - 6.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b) (Cost $600,928)	600,927,673	$ 600,928
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $8,348,723)		8,731,550
NET OTHER ASSETS (LIABILITIES) (s) - 1.3%		117,421
NET ASSETS - 100%		$ 8,848,971
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
452 CBOT 2 Year U.S. Treasury Notes Contracts	Sept. 2011	$ 99,143	$ 182

The face value of futures purchased as a percentage of net assets is 1.1%
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
GHS	-	Ghana Cedi
INR	-	Indian rupee
JPY	-	Japanese yen
NGN	-	Nigerian naira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,661,209,000 or 18.8% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $146,280,000 or 1.7% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $254,000.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(n) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(o) Quantity represents share amount.
(p) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,058,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,207
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 20,931
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 155
MagnaChip Semiconductor Corp.	10/26/06 - 11/9/09	$ 642
Rathgibson Acquisition Co. LLC Class A	6/9/10	$ 646
RDA Holding Co. warrants 2/19/14	2/27/07	$ 2,710
Station Holdco LLC	6/17/11	$ 2,921

(r) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,046,000 and $1,046,000, respectively. The coupon rate will be determined at time of settlement.

(s) Includes cash collateral of $102,000,000 received from securities on loan.
(t) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.
(u) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 289
Fidelity Floating Rate Central Fund	4,651
Total	$ 4,940
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 241,807	$ -	$ 69,084	$ 176,735	6.1%
Total
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 36,423	$ 22,266	$ 13,764	$ 393
Financials	36,932	13,818	19,209	3,905
Industrials	13,988	8,182	-	5,806
Information Technology	463	-	463	-
Materials	56,086	51,035	3,588	1,463
Utilities	169	169	-	-
Corporate Bonds	3,232,370	-	3,230,452	1,918
U.S. Government and Government Agency Obligations	1,866,399	-	1,866,399	-
U.S. Government Agency - Mortgage Securities	154,766	-	154,766	-
Asset-Backed Securities	4,803	-	4,803	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Collateralized Mortgage Obligations	$ 233,468	$ -	$ 233,468	$ -
Commercial Mortgage Securities	5,625	-	5,625	-
Foreign Government and Government Agency Obligations	1,894,607	-	1,892,872	1,735
Supranational Obligations	1,898	-	1,898	-
Floating Rate Loans	404,307	-	404,307	-
Sovereign Loan Participations	11,583	-	11,583	-
Fixed-Income Funds	176,735	176,735	-	-
Other	0	-	-	0
Money Market Funds	600,928	600,928	-	-
Total Investments in Securities:	$ 8,731,550	$ 873,133	$ 7,843,197	$ 15,220
Derivative Instruments:
Assets
Futures Contracts	$ 182	$ 182	$ -	$ -
Other Financial Instruments:
Forward Commitments	$ 3	$ -	$ 3	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 11,152
Total Realized Gain (Loss)	(3,155)
Total Unrealized Gain (Loss)	(42)
Cost of Purchases	10,596
Proceeds of Sales	(14,306)
Amortization/Accretion	3
Transfers in to Level 3	11,336
Transfers out of Level 3	(364)
Ending Balance	$ 15,220
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ (3,189)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 182	$ -
Total Interest Rate Risk	$ 182	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	66.8%
United Kingdom	2.7%
Canada	2.7%
Japan	2.3%
Netherlands	2.3%
Italy	2.2%
Venezuela	1.8%
Bermuda	1.7%
Germany	1.5%
Luxembourg	1.3%
Argentina	1.3%
Turkey	1.3%
Russia	1.2%
France	1.0%
Mexico	1.0%
Others (Individually Less Than 1%)	8.9%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2011

Assets
Investment in securities, at value (including securities loaned of $99,852) - See accompanying schedule: Unaffiliated issuers (cost $7,623,630)	$ 7,953,887
Fidelity Central Funds (cost $725,093)	777,663
Total Investments (cost $8,348,723)		$ 8,731,550
Commitment to sell securities on a delayed delivery basis	(9,359)
Receivable for securities sold on a delayed delivery basis	9,362	3
Cash		113,854
Receivable for investments sold Regular delivery		377,315
Delayed delivery		420
Receivable for fund shares sold		11,285
Dividends receivable		180
Interest receivable		96,333
Distributions receivable from Fidelity Central Funds		764
Other receivables		143
Total assets		9,331,847

Liabilities
Payable for investments purchased Regular delivery	$ 354,479
Delayed delivery	9,853
Payable for fund shares redeemed	8,111
Distributions payable	3,171
Accrued management fee	4,153
Payable for daily variation on futures contracts	7
Other affiliated payables	913
Other payables and accrued expenses	189
Collateral on securities loaned, at value	102,000
Total liabilities		482,876

Net Assets		$ 8,848,971
Net Assets consist of:
Paid in capital		$ 8,270,016
Undistributed net investment income		106,114
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		90,309
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		382,532
Net Assets, for 784,696 shares outstanding		$ 8,848,971
Net Asset Value, offering price and redemption price per share ($8,848,971 ÷ 784,696 shares)		$ 11.28

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2011

Investment Income
Dividends		$ 963
Interest		223,536
Income from Fidelity Central Funds		4,940
Total income		229,439

Expenses
Management fee	$ 23,772
Transfer agent fees	4,582
Accounting and security lending fees	754
Custodian fees and expenses	165
Independent trustees' compensation	15
Registration fees	235
Audit	81
Legal	10
Miscellaneous	48
Total expenses before reductions	29,662
Expense reductions	(2)	29,660
Net investment income (loss)		199,779
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	120,358
Fidelity Central Funds	8,991
Foreign currency transactions	585
Futures contracts	363
Swap agreements	(122)
Total net realized gain (loss)		130,175
Change in net unrealized appreciation (depreciation) on: Investment securities	26,152
Assets and liabilities in foreign currencies	(275)
Futures contracts	182
Swap agreements	87
Delayed delivery commitments	(742)
Total change in net unrealized appreciation (depreciation)		25,404
Net gain (loss)		155,579
Net increase (decrease) in net assets resulting from operations		$ 355,358

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 199,779	$ 404,208
Net realized gain (loss)	130,175	197,603
Change in net unrealized appreciation (depreciation)	25,404	114,112
Net increase (decrease) in net assets resulting from operations	355,358	715,923
Distributions to shareholders from net investment income	(175,122)	(383,403)
Distributions to shareholders from net realized gain	(42,072)	(157,290)
Total distributions	(217,194)	(540,693)
Share transactions Proceeds from sales of shares	1,565,979	2,731,367
Reinvestment of distributions	193,543	481,949
Cost of shares redeemed	(1,082,924)	(2,583,459)
Net increase (decrease) in net assets resulting from share transactions	676,598	629,857
Total increase (decrease) in net assets	814,762	805,087

Net Assets
Beginning of period	8,034,209	7,229,122
End of period (including undistributed net investment income of $106,114 and undistributed net investment income of $81,457, respectively)	$ 8,848,971	$ 8,034,209
Other Information Shares
Sold	139,303	246,078
Issued in reinvestment of distributions	17,230	43,579
Redeemed	(96,514)	(233,583)
Net increase (decrease)	60,019	56,074

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30,	Years ended December 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.09	$ 10.81	$ 8.72	$ 10.48	$ 10.64	$ 10.43
Income from Investment Operations
Net investment income (loss)D	.266	.579	.626	.583	.594	.575
Net realized and unrealized gain (loss)	.216	.469	2.074	(1.726)	(.032)	.251
Total from investment operations	.482	1.048	2.700	(1.143)	.562	.826
Distributions from net investment income	(.234)	(.548)	(.530)	(.557)	(.584)	(.556)
Distributions from net realized gain	(.058)	(.220)	(.080)	(.060)	(.138)	(.060)
Total distributions	(.292)	(.768)	(.610)	(.617)	(.722)	(.616)
Net asset value, end of period	$ 11.28	$ 11.09	$ 10.81	$ 8.72	$ 10.48	$ 10.64
Total Return B,C	4.39%	9.93%	31.77%	(11.37)%	5.44%	8.15%
Ratios to Average Net Assets E,G
Expenses before reductions	.71% A	.71%	.74%	.73%	.73%	.75%
Expenses net of fee waivers, if any	.71% A	.71%	.74%	.73%	.73%	.75%
Expenses net of all reductions	.71% A	.71%	.74%	.73%	.73%	.75%
Net investment income (loss)	4.78% A	5.22%	6.33%	5.89%	5.61%	5.49%
Supplemental Data
Net assets, end of period (in millions)	$ 8,849	$ 8,034	$ 7,229	$ 4,189	$ 5,257	$ 4,247
Portfolio turnover rate F	274% A	203%	202%	255%	140%	80%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Strategic Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, supranational obligations, U.S. government and government agency obligations and sovereign loan participations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis

Semiannual Report

3. Significant Accounting Policies - continued

Expenses - continued

of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, defaulted bonds, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 540,109
Gross unrealized depreciation	(112,954)
Net unrealized appreciation (depreciation) on securities and other investments	$ 427,155
Tax cost	$ 8,304,395

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board (FASB) issued an update to Topic 860 - Transfers and Servicing. The update clarifies the assessment of effective control by removing the collateral provision requirement that the seller maintains at all times collateral sufficient to fund substantially all of the cost of purchasing replacement financial assets from others. This may result in a change in accounting treatment from purchases and sales to secured borrowings for certain mortgage dollar roll transactions, and therefore separate accounting of the income and expenses associated with the secured borrowings. This change would have no effect on the net assets or total return of the Fund. The update is effective for transactions entered into on or after December 15, 2011. Management is currently evaluating the potential impact of the update on the accounting for mortgage dollar roll transactions entered into by the Fund. Also in May 2011, the FASB issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	363	182
Swap Agreements	(122)	87
Totals (a)(b)(c)	$ 241	$ 269

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

(b) Total derivatives net realized gain (loss) included in the Statement of Operations is comprised of $363 for futures contracts and $(122) for swap agreements.

(c) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations is comprised of $182 for futures contracts and $87 for swap agreements.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The

Semiannual Report

5. Derivative Instruments - continued

Futures Contracts - continued

Fund used futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Swap Agreements - continued

Risks of loss include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $5,586,144 and $5,791,687, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .11% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $48.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Strategic Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Income Fund (a fund of Fidelity School Street Trust) at June 30, 2011, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 22, 2011

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
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California

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Delaware

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Maryland

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Semiannual Report

405 Cochituate Road
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551 Boston Turnpike
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Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

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Birmingham, MI

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Minnesota

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Missouri

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Nevada

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New Jersey

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New Mexico

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North Carolina

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Ohio

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Oregon

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Pennsylvania

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Rhode Island

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304 Strander Blvd
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Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
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Overnight Express
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Attn: Distribution Services
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Covington, KY 41015

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General Correspondence

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P.O. Box 500
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For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

FIL Investments (Japan) Limited

Fidelity Investments Money Management Investments, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

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Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

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The Fidelity Telephone Connection

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Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity School Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 31, 2011